      As filed with the Securities and Exchange Commission on February 25, 1998.
                            Registration No. 33-76162


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 4



         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 16



            THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                        (formerly NASL Variable Account)
                           (Exact name of Registrant)



            THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA (formerly North American Security Life Insurance Company)
                               (Name of Depositor)


                              116 Huntington Avenue
                           Boston, Massachusetts 02116
              (Address of Depositor's Principal Executive Offices)


                                 (617) 266-6004
               (Depositor's Telephone Number Including Area Code)




            James D. Gallagher
         Vice President, Secretary
            and General Counsel
 The Manufacturers Life Insurance Company                 Copy to:
             of North America                       J. Sumner Jones, Esq.
             73 Tremont Street                      Jones & Blouch L.L.P.
        Boston, Massachusetts 02108           1025 Thomas Jefferson Street, NW
  (Name and Address of Agent for Service)           Washington, DC 20007

                             _______________________

It is proposed that this filing will become effective:


     ___ immediately upon filing pursuant to paragraph (b) of Rule 485
     ___ on (date) pursuant to paragraph (b) of Rule 485
     ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485 _X_ on May 1, 1998 pursuant to paragraph (a)(1) of Rule 485



*The Prospectus contained in this registration statement also relates to variable annuity contracts covered by earlier registration statements under File Nos. 33-28455, 33-9960 and 2-93435.

  THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA SEPARATE ACCOUNT
                                       A


                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item                      Caption in Prospectus
Part A


1...................................Cover Page
2...................................Special Terms
3...................................Summary
4...................................Values; Performance Data; Financial Statements
5...................................General Information about The Manufacturers Life Insurance Company of North
                                      America, The Manufacturers Life Insurance Company of North America Separate
                                      Account A and Manufacturers Investment Trust
6...................................Charges and Deductions; Withdrawal Charge; Reduction or Elimination of
                                      Withdrawal Charge; Administration Fees; Reduction or Elimination of Annual
                                      Administration Fee; Mortality and Expense Risk Charge; Taxes; Appendix A;
                                      Appendix B
7...................................Accumulation Provisions; Company Approval; Purchase Payments; Accumulation
                                      Units; Net Investment Factor; Transfers Among Investment Options;
                                      Telephone Transactions; Special Transfer Services -Dollar Cost Averaging;
                                      Asset Rebalancing Program; Withdrawals; Special Withdrawal Services
                                      Systematic Withdrawal Plan; Contract Owner Inquiries; Other Contract
                                      Provisions; Ownership; Beneficiary; Modification
8...................................Annuity Provisions; General; Annuity Options; Determination of Amount of the
                                      First Variable Annuity Payment; Annuity Units and the Determination of
                                      Subsequent Variable Annuity Payments; Transfers After Maturity Date
9...................................Accumulation Provisions; Death Benefit Before Maturity Date; Annuity
                                      Provisions; Death Benefit on or After Maturity Date
10..................................Accumulation Provisions; Purchase Payments; Accumulation Units; Value of
                                      Accumulation Units; Net Investment  Factor; Distribution of Contracts
11..................................Withdrawals; Restrictions under the Texas Optional Retirement Program;
                                      Accumulation Provisions; Purchase Payments; Other Contract Provisions; Ten
                                      Day Right to Review
12..................................Federal Tax Matters; Introduction; The Company's Tax Status; Taxation of
                                      Annuities in General; Diversification Requirements; Qualified Retirement
                                      Plans
13..................................Legal Proceedings
14..................................Statement of Additional Information - Table of Contents



N-4 Item                            Caption in Statement of
Part B                              Additional Information

15..................................Cover Page
16..................................Table of Contents
17..................................General History and Information.
18..................................Services-Accountants; Services-Servicing Agent
19..................................Not Applicable
20..................................Principal Underwriter
21..................................Performance Data
22..................................Not Applicable
23..................................Financial Statements

                                     PART A



                      INFORMATION REQUIRED IN A PROSPECTUS

                            SUPPLEMENT TO PROSPECTUS
          FOR THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                                DATED MAY 1, 1998


NEW INVESTMENT PORTFOLIOS

The variable portion of your contract contains three additional investment options. Each portfolio is a series of Merrill Lynch Variable Series Funds, Inc. ("Merrill Variable Funds"). The portfolios are not available for investment for Ven 1 and Ven 3 contract owners. Set forth below is a brief description of each portfolio's investment objective and certain policies relating to that objective and a schedule of fees applicable to that portfolio.

The portfolios are only available through certain broker dealer firms. Please call your broker dealer representative for eligibility.

                        INVESTMENT OBJECTIVE AND POLICIES

Merrill Lynch Special Value Focus Fund. The investment objective of the Merrill Lynch Special Value Focus Fund is long-term capital growth. Merrill Lynch Asset Management, L.P. ("MLAM") manages the Merrill Lynch Special Value Focus Fund and seeks to achieve this investment objective by investing primarily in common shares of small companies and emerging growth companies regardless of size.

Merrill Lynch Basic Value Focus Fund. The investment objective of the Merrill Lynch Basic Value Focus Fund is capital appreciation and secondarily income. MLAM manages the Merrill Lynch Basic Value Focus Fund and seeks to achieve this investment objective by investing in securities, primarily equities, that management of the portfolio believes are undervalued and therefore represent basic investment value.

Merrill Lynch Developing Capital Markets Focus Fund. The investment objective of the Merrill Lynch Developing Capital Markets Focus Fund is long-term capital appreciation. MLAM manages the Merrill Lynch Developing Capital Markets Focus Fund and will pursue this objective by investing in securities, principally equities, of issuers in countries having smaller capital markets.

The Merrill Lynch Developing Capital Markets Focus Fund may invest in high yield securities, commonly known as "junk bonds" which also present a high degree of risk. The risks of these securities include price volatility and risk of default in the payment of interest and principal. See "Risks of High Yield Securities" in the Merrill Lynch Variable Series Funds, Inc. prospectus dated September 12, 1997. The Merrill Lynch Developing Capital Markets Focus Fund may also invest up to 100% of its assets in foreign securities which present additional risks. See "Other Portfolio Strategies - Foreign Securities" in the Merrill Lynch Variable Series Funds, Inc. prospectus dated September 12, 1997.

For more information on the new portfolios and their investment adviser, see the Merrill Variable Funds' prospectus dated September 12, 1997.

                              FEE TABLE AND EXAMPLE

The Contract Owner or owner (collectively, "Contract Owner") Transaction Expenses, Annual Contract Fee and Separate Account Annual Expenses are as set forth in the current Fee Table with respect to existing portfolios. Annual Expenses and Example are amended to include the following portfolios:

Annual Expenses
(as a percentage of average net assets)

                                                                Management                         Other          Total Company
                                                                 Expenses        12b-1 Fees      Expenses        Annual Expenses
                                                                 --------        ----------      --------        ---------------
Merrill Lynch Special Value Focus Fund                             0.75%            0.15%         0.04%*              0.94%
Merrill Lynch Basic Value Focus Fund                               0.60%            0.15%         0.04%*              0.79%
Merrill Lynch Developing Capital Markets Focus Fund                1.00%            0.15%         0.25%*              1.40%


*Based on estimates of payments to be made during the current fiscal year.

  MLAM and Merrill Lynch Life Agency, Inc. have entered into a Reimbursement Agreement that limits the operating expenses paid by each portfolio in a given year to 1.25% of its average net assets. This Reimbursement Agreement is expected to remain in effect for the current year. Pursuant to the Reimbursement Agreement, the Developing Capital Markets Focus Fund was reimbursed for a portion of its operation expenses for 1997. Absent the reimbursement, "Other Expenses" for this portfolio would have been [0.31]%. Expenses shown for all other portfolios do not reflect any reimbursement under the Reimbursement Agreement.

EXAMPLE

A Contract Owner would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if the Contract Owner surrendered the contract at the end of the applicable time period:

                        Portfolio                              1 Year        3 Years
                        ---------                              ------        -------
Merrill Lynch Special Value Focus Fund                          $80            $124
Merrill Lynch Basic Value Focus Fund                            $78            $120
Merrill Lynch Developing Capital Markets Focus Fund             $84            $137

A Contract Owner would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if the Contract Owner annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period:

                        Portfolio                              1 Year        3 Years
                        ---------                              ------        -------
Merrill Lynch Special Value Focus Fund                          $24            $75
Merrill Lynch Basic Value Focus Fund                            $23            $70
Merrill Lynch Developing Capital Markets Focus Fund             $29            $89

                        TABLE OF ACCUMULATION UNIT VALUES

Sub-Account                                                Unit Value at         Unit Value at        Number of Units
----------                                                 Start of Year          End of Year          at End of Year
                                                           -------------          -----------          --------------
Merrill Lynch Special Value Focus Fund
  1997*                                                     $                     $
Merrill Lynch Basic Value Focus Fund
  1997*
Merrill Lynch Developing Capital Markets Focus Fund
  1997*

*Units were first credited on -------------------, 1997.

MERRILL LYNCH VARIABLE SERIES FUNDS, INC.

Merrill Lynch Variable Series Funds, Inc. is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company. Each of the portfolios is diversified for purposes of the 1940 Act, with the exception of the Developing Capital Markets Focus Fund which is non-diversified so that it may invest more than 5% of its assets in issuers in countries having smaller capital markets. Merrill Variable Funds receive investment advisory services from Merrill Lynch Asset Management, L.P. The Merrill Variable Funds are subject to a Rule 12b-1 fee of up to .15% of a portfolio's net assets.

A full description of Merrill Variable Funds, including the investment objectives, policies and restrictions of each portfolio is contained in Merrill Variable Funds' prospectus and should be read by a prospective purchaser before investing. Shares of Merrill Variable Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

PLEASE NOTE THE MERRILL VARIABLE FUNDS ARE NOT AVAILABLE FOR ERISA GOVERNED
PLANS.



                          SUPPLEMENT DATED MAY 1, 1998


V7.SUP598
V20/21.SUP598
V22/23.SUP598

    Annuity Service Office                                Mailing Address
     116 Huntington Avenue                             Post Office Box 9230
  Boston, Massachusetts 02116                          Boston, Massachusetts
        (617) 266-6004                                      02205-9230
        (800) 344-1029


   THE MANUFACTURES LIFE INSURANCE COMPANY OF NORTH AMERICA SEPARATE ACCOUNT A
                                       OF
            THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA

                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
        COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT NON-PARTICIPATING



         This Prospectus describes a flexible purchase payment individual deferred combination fixed and variable annuity contract (the "contract") issued by The Manufacturers Life Insurance Company of North America, formerly North American Security Life Insurance Company (the "Company"), a stock life insurance company the ultimate parent of which is The Manufacturers Life Insurance Company ("Manulife"). The contract is designed for use in connection with retirement plans which may or may not qualify for special Federal income tax treatment.



         Prior to October, 1993, the Company issued two classes of variable annuity contracts which are no longer being issued but under which purchase payments may continue to be made "Ven 3" contracts, which were sold during the period from November, 1986 until October, 1993, and "Ven 1" contracts, which were sold during the period from June, 1985 until June, 1987. The Company also has a class of variable annuity contracts which are no longer being issued, except in the states of Maryland, New Jersey and Oregon, but under which purchase payments may continue to be made ("Ven 7 contracts"). This Prospectus principally describes the contract offered by this Prospectus but also describes the Ven 7, Ven 3 and Ven 1 contracts (collectively, "prior contracts"). The principal differences between the contract offered by this Prospectus and the prior contracts relate to the investment options available under the contracts, charges made by the Company, death benefit provisions and in the case of Ven 7 contracts, a minimum interest rate to be credited for any guarantee period under the fixed portion of the contract (see "Appendices C and D").



         The contract provides for the accumulation of contract values and the payment of annuity benefits on a variable and/or fixed basis. The contract offers forty investment options: thirty-five variable and five fixed. The variable portion of the contract value and annuity payments, if selected on a variable basis, will vary according to the investment performance of the sub-accounts of The Manufacturers Life Insurance Company of North America Separate Account A, formerly NASL Variable Account (the "Variable Account"). The Variable Account is a separate account established by the Company. Purchase payments and earnings on those purchase payments may be allocated to and transferred among one or more of thirty-five sub-accounts of the Variable Account. The assets of each sub-account are invested in shares of Manufacturers Investment Trust, formerly NASL Series Trust (the "Trust"), a mutual fund having an investment portfolio for each sub-account of the Variable Account (see the accompanying prospectus of the Trust). Fixed contract values may be accumulated under one, three, five and seven year fixed account investment options and a one year dollar cost averaging fixed investment option. Except as specifically noted herein and as set forth under the caption "FIXED ACCOUNT INVESTMENT OPTIONS" below, this Prospectus describes only the variable portion of the contract.



         Additional information about the variable portion of the contract and Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing the Company at the above address or telephoning (800) 344-1029. In addition, the SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The table of contents for the Statement of Additional Information is included on page 43 of this Prospectus.


         SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT A PROSPECTIVE PURCHASER SHOULD KNOW BEFORE INVESTING. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   The date of this Prospectus is May 1, 1998



V20/21.PRO598

                                TABLE OF CONTENTS



SPECIAL TERMS ............................................ 3
SUMMARY .................................................. 5
TABLE OF ACCUMULATION UNIT VALUES......................... 11

GENERAL INFORMATION ABOUT THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA, THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA SEPARATE ACCOUNT A AND MANUFACTURERS

INVESTMENT TRUST.......................................... 13
     The  Manufacturers Life Insurance Company of
       North America...................................... 13
     The Manufacturers Life Insurance Company of
       North America Separate Account A................... 14
     Manufacturers Investment Trust....................... 14
DESCRIPTION OF THE CONTRACT .............................. 18
   ACCUMULATION PROVISIONS ............................... 18
     Purchase Payments ................................... 18
     Accumulation Units .................................. 19
     Value of Accumulation Units ......................... 19
     Net Investment Factor ............................... 19
     Transfers Among Investment Options .................. 20
     Maximum Number of Investment Options................. 20
     Telephone Transactions .............................. 20
     Special Transfer Services - Dollar Cost Averaging.... 20
     Asset Rebalancing Program............................ 21
     Withdrawals.......................................... 21
     Special Withdrawal Services -the Income Plan......... 22
     Loans................................................ 22
     Death Benefit Before Maturity Date................... 23
   ANNUITY PROVISIONS .................................... 24
     General ............................................. 24
     Annuity Options ..................................... 25
     Determination of Amount of the First Variable
       Annuity Payment.................................... 26
     Annuity Units and the Determination of Subsequent
       Variable Annuity Payments ......................... 26
     Transfers After Maturity Date ....................... 26
     Death Benefit on or After Maturity Date.............. 26
   OTHER CONTRACT PROVISIONS ............................. 27
     Ten Day Right to Review ............................. 27
     Ownership ........................................... 27
     Beneficiary ......................................... 27
     Annuitant ........................................... 27
     Modification ........................................ 28
     Company Approval .................................... 28
     Misstatement and Proof of Age, Sex or Survival....... 28
   FIXED ACCOUNT INVESTMENT OPTiONS....................... 28
   GUARANTEED INCOME FOR TOMORROW BENEFIT.................
CHARGES AND DEDUCTIONS.................................... 32
     Withdrawal Charges .................................. 32
     Reduction or Elimination of Withdrawal Charge ....... 33
     Administration Fees.................................. 34
     Reduction or Elimination of Annual
       Administration Fee................................. 35
     Mortality and Expense Risk Charge ................... 35
     Taxes ............................................... 35
FEDERAL TAX MATTERS ...................................... 36
   INTRODUCTION .......................................... 36
   THE COMPANY'S TAX STATUS .............................. 36
   TAXATION OF ANNUITIES IN GENERAL ...................... 36
     Tax Deferral During Accumulation Period ............. 36

     Taxation of Partial and Full Withdrawals ............ 37
     Taxation of Annuity Payments ........................ 38
     Taxation of Death Benefit Proceeds .................. 38
     Penalty Tax on Premature Distributions .............. 38
     Aggregation of Contracts ............................ 39
   QUALIFIED RETIREMENT PLANS............................. 39
     Qualified Plan Types ................................ 40
     Direct Rollovers .................................... 41
   FEDERAL INCOME TAX WITHHOLDING......................... 42
GENERAL MATTERS........................................... 42
     Tax Deferral......................................... 42
     Performance Data..................................... 42
     Financial Statements................................. 42
     Asset Allocation and Timing Services................. 42
     Distribution of Contracts ........................... 43
     Contract Owner Inquiries............................. 43
     Confirmation Statements.............................. 43
     Legal Proceedings ................................... 43
     Other Information ................................... 43
STATEMENT OF ADDITIONAL INFORMATION-
   TABLE OF CONTENTS...................................... 43
APPENDIX A:  EXAMPLES OF CALCULATION OF
   WITHDRAWAL CHARGE...................................... 44
APPENDIX B:  STATE PREMIUM TAXES.......................... 46
APPENDIX C - PRIOR CONTRACTS (VEN 7)...................... 47
APPENDIX D - PRIOR CONTRACTS (VEN 3 AND VEN 1)............ 55



                                  SPECIAL TERMS

         The following terms as used in this Prospectus have the indicated meanings:

         Accumulation Unit - A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

         Annuitant - Any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The "annuitant" and "co-annuitant" will be referred to collectively as "annuitant." The "annuitant" is as designated on the contract specification page or in the application, unless changed.

         Annuity Option - The method selected by the contract owner (or as specified in the contract if no selection is made) for annuity payments made by the Company.


         Annuity Service Office - The service office of the Company is P.O. Box 9230, Boston, Massachusetts 02205-9230.

         Annuity Unit - A unit of measure that is used after the maturity date to calculate variable annuity payments.

         Beneficiary - The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified in the application, unless changed. If there is a surviving contract owner, that person will be deemed the beneficiary.

         Contingent Beneficiary - The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

         Contract Anniversary - The anniversary of the contract date.

         Contract Date - The date of issue of the contract.

         Contract Value - The total of the investment account values and, if applicable, any amount in the loan account attributable to the contract.

         Contract Year - The period of twelve consecutive months beginning on the contract date or any anniversary thereof.

         Debt - Any amounts in the loan account attributable to the contract plus any accrued loan interest. The loan provision is applicable to certain qualified contracts only.

         Due Proof of Death - Due Proof of Death is required upon the death of the contract owner or annuitant, as applicable. One of the following must be received at the Annuity Service Office within one year of the date of death:

         (a)      A certified copy of a death certificate;

         (b) A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

         (c)      Any other proof satisfactory to us.

Death benefits will be paid within 7 days of receipt of due proof of death and all required claim forms at the Company's Annuity Service Office.

         Fixed Annuity - An annuity option with payments which are predetermined and guaranteed as to dollar amount.

         General Account - All the assets of the Company other than assets in separate accounts.

         Investment Account - An account established by the Company which represents a contract owner's interest in an investment option prior to the maturity date.

         Investment Account Value - The value of a contract owner's investment in an investment account.


         Investment Options - The investment choices available to contract owners. Currently, there are thirty-five variable and four fixed investment options under the contract.


         Loan Account - The portion of the general account that is used for collateral when a loan is taken.

         Market Value Charge - A charge that may be assessed if amounts are withdrawn or transferred from the three, five or seven year investment options prior to the end of the interest rate guarantee period.


         Maturity Date - The date on which annuity benefits commence. The maturity date is the date specified on the contract specifications page and is generally the first day of the month following the later of the annuitant's 85th birthday or the tenth contract anniversary, unless changed. See Appendix C for information on the Maturity Date for Ven 7 contracts and Appendix D for information on the Maturity Date for Ven 3 and Ven 1 contracts.

         Net Purchase Payment - The purchase payment less the amount of premium tax.

         Non-Qualified Contracts - Contracts which are not issued under qualified plans.


         Owner or Contract Owner - The person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is as specified in the application, unless changed. The maximum issue age is 85.


         Portfolio or Trust Portfolio - A separate investment portfolio of the Trust, a mutual fund in which the Variable Account invests, or of any successor mutual fund.

         Purchase Payment - An amount paid by a contract owner to the Company as consideration for the benefits provided by the contract.

         Qualified Contracts - Contracts issued under qualified plans.


         Qualified Plans - Retirement plans which receive favorable tax treatment under Section 401, 403, 408, 408A or 457 of the Internal Revenue Code of 1986, as amended.


         Separate Account - A segregated account of the Company that is not commingled with the Company's general assets and obligations.


         Sub-Account(s) - One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different portfolio.


         Valuation Date - Any date on which the New York Stock Exchange is open for business and the net asset value of a Trust portfolio is determined.

         Valuation Period - Any period from one valuation date to the next, measured from the time on each such date that the net asset value of each portfolio is determined.

         Variable Account - The Variable Account, which is a separate account of the Company.

         Variable Annuity - An annuity option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified sub-accounts.

                                     SUMMARY

         The Contract. The contract offered by this Prospectus is a flexible purchase payment individual deferred combination fixed and variable annuity contract. The contract provides for the accumulation of contract values and the payment of annuity benefits on a variable and/or fixed basis. Except as specifically noted herein and as set forth under the caption "FIXED ACCOUNT INVESTMENT OPTIONS" below, this Prospectus describes only the variable portion of the contract.


         Retirement Plans. The contract may be issued pursuant to either non-qualified retirement plans or plans qualifying for special income tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"), such as individual retirement accounts and annuities, including Roth IRAs, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10" and "Keogh" plans), tax-sheltered annuities, and state and local government deferred compensation plans (see "QUALIFIED RETIREMENT PLANS").



         Purchase Payments. Except as noted below, the minimum initial purchase payment is $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts. The minimum initial purchase payment is $3,500 if the source of such payment was a direct rollover of an eligible rollover distribution from a qualified plan under Section 401(a) of the Code or a Tax Sheltered Annuity described in Section 403(b) of the Code, all or part of which assets are invested in a group annuity contract issued by The Manufacturers Life Insurance Company (U.S.A.). Purchase payments may be made at any time, except that if a purchase payment would cause the contract value to exceed $1,000,000, or the contract value already exceeds $1,000,000, additional purchase payments will be accepted only with the prior approval of the Company. The Company may, at its option, cancel a contract at the end of any two consecutive contract years in which no purchase payments have been made, if both (i) the total purchase payments made over the life of the contract, less any withdrawals, are less than $2,000; and (ii) the contract value at the end of such two year period is less than $2,000. The cancellation of contract privileges may vary in certain states in order to comply with the requirements of insurance laws and regulations in such state (see "PURCHASE PAYMENTS").



         Investment Options. Purchase payments may be allocated among the forty investment options currently available under the contract: thirty-five variable account investment options and five fixed account investment options. Due to current administrative capabilities, a contract owner is limited to a maximum of seventeen investment options (including all fixed account investment options) during the period prior to the maturity date of the contract. The thirty-five variable account investment options are the thirty-five sub-accounts of the Variable Account, a separate account established by the Company. The sub-accounts invest in corresponding portfolios of the Trust: the Pacific Rim Emerging Markets Trust, the Science & Technology Trust, the International Small Cap Trust, the Emerging Growth Trust, the Pilgrim Baxter Growth Trust, the Small/Mid Cap Trust, the International Stock Trust, the Worldwide Growth Trust, the Global Equity Trust, Small Company Value Trust, the Equity Trust, the Growth Trust, the Quantitative Equity Trust, the Blue Chip Growth Trust, the Real Estate Securities Trust, the Value Trust, the International Growth and Income Trust, the Growth and Income Trust, the Equity-Income Trust, the Balanced Trust, the Aggressive Asset Allocation Trust, the High Yield Trust, the Moderate Asset Allocation Trust, the Conservative Asset Allocation Trust, the Strategic Bond Trust, the Global Government Bond Trust, the Capital Growth Bond Trust, the Investment Quality Bond Trust, the U.S. Government Securities Trust, the Money Market Trust, the Lifestyle Aggressive 1000 Trust, the Lifestyle Growth 820 Trust, the Lifestyle Balanced 640 Trust, the Lifestyle Moderate 460 Trust and the Lifestyle Conservative 280 Trust (see the accompanying prospectus of the Trust). The portion of the contract value in the Variable Account and monthly annuity payments, if selected on a variable basis, will reflect the investment performance of the sub-accounts selected (see "THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA SEPARATE ACCOUNT A"). Purchase payments may also be allocated to the five fixed account investment options: one, three, five and seven year guaranteed investment accounts and a one year dollar cost averaging fixed investment account. Under the fixed account investment options, the Company guarantees the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period. The portion of the contract value in the fixed account investment options and monthly annuity payments, if selected on a fixed basis, will reflect such interest and principal guarantees (see "FIXED ACCOUNT INVESTMENT OPTIONS"). Subject to certain regulatory limitations, the Company may elect to add, subtract or substitute investment options.



         Transfers. Prior to the maturity date, amounts may be transferred among the variable account investment options and from the variable account investment options to the fixed account investment options without charge. In addition, amounts may be transferred prior to the maturity date among the fixed account investment options and from the fixed account investment options to the variable account investment options, subject to a one year holding period requirement (with certain exceptions) and a market value charge which may apply to such a transfer (see "FIXED ACCOUNT INVESTMENT OPTIONS"). After the maturity date, transfers are not permitted from variable annuity options to fixed annuity options or from fixed annuity options to variable annuity options. Transfers from any investment account must be at least $300 or, if less, the entire balance in the investment account. If, after the transfer the amount remaining in the investment account of the contract from which the transfer is made is less than $100, then the Company will transfer the entire amount instead of the requested amount. The Company may impose certain additional limitations on transfers (see "TRANSFERS AMONG INVESTMENT OPTIONS" and "TRANSFERS AFTER MATURITY DATE"). Transfer privileges may also be used under a special service offered by the Company to dollar cost average an investment in the contract (see "SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING").



         Withdrawals. Prior to the earlier of the maturity date or the death of the contract owner, the owner may withdraw all or a portion of the contract value. The amount withdrawn from any investment account must be at least $300 or, if less, the entire balance of the investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, the withdrawal request will be treated as a request to withdraw the entire contract value. A withdrawal charge and an administration fee may be imposed (see "WITHDRAWALS"). A withdrawal may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS"). Withdrawal privileges may also be exercised pursuant to the Company's systematic withdrawal plan service (see "SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN").



         Loans. The Company offers a loan privilege to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. Owners of such contracts may obtain loans using the contract as the only security for the loan. The effective cost of a contract loan is 2% per year of the amount borrowed (see "LOANS").



         Confirmation Statements. Owners will be sent confirmation statements for certain transactions in their account. Owners should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to the Company's Annuity Service Office. If the owner fails to notify the Company's Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, the owner will be deemed to have ratified the transaction.


         Death Benefits. The Company will pay the death benefit described below (which, as defined, is net of any debt) to the beneficiary if any contract owner dies before the maturity date. If there is a surviving contract owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant, except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. The death benefit will be determined as of the date on which written notice and proof of death and all required claim forms are received at the Company's Annuity Service Office.


         Contracts Issued Prior to May 1, 1998. If any contract owner dies on or prior to his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows: During the first contract year, the death benefit will be the greater of: (a) the contract value or (b) the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals. During any subsequent contract year, the death benefit will be the greater of: (a) the contract value or (b) the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.



         If any contract owner dies after his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be the greater of: (a) the contract value or (b) the excess of (i) the sum of all purchase payments over (ii) the sum of any amounts deducted in connection with partial withdrawals. If any contract owner dies and the oldest owner had an attained age greater than 80 on the contract date, the death benefit will be the contract value less any applicable withdrawal charges at the time of payment of benefits. For contracts issued on or after October 1, 1997, any withdrawal charges applied against the death benefit shall be waived by the Company.



         Contracts Issued After May 1, 1998. If any contract owner dies and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows: During the first contract year, the death benefit will be the greater of: (a) the contract value or (b) the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals. During any subsequent contract year, the death benefit will be the greater of: (a) the contract value or (b) the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then. If any contract owner dies on or after his or her 81st birthday, the death benefit will be the greater of (a) contract value or (b) the death benefit on the last day of the contract year ending just prior to the owner's 81st birthday, plus any payments made, less amounts deducted in connection with partial withdrawals.



         If any contract owner dies and the oldest owner had an attained age of 81 years or greater on the contract date, the death benefit will be the greater of: (a) the contract value or (b) the excess of (i) the sum of all purchase payments over (ii) the sum of any amounts deducted in connection with partial withdrawals.



         In the states of _____, the death benefit described under "Contracts Issued Prior to May 1, 1998" will continue to apply to contracts issued after May 1, 1998.

         If there is any debt under the contract, the death benefit equals the death benefit, as described above, less such debt (see "DEATH BENEFIT BEFORE MATURITY DATE"). If the annuitant dies after the maturity date and annuity payments have been selected based on an annuity option providing for payments for a guaranteed period, the Company will make the remaining guaranteed payments to the beneficiary (see "DEATH BENEFIT ON OR AFTER MATURITY DATE"). For information on the death benefit applicable to Ven 7 contracts see Appendix C and to Ven 1 and Ven 3 contracts see Appendix D.



         Annuity Payments. The Company offers a variety of fixed and variable annuity options. Periodic annuity payments will begin on the maturity date. The contract owner selects the maturity date, frequency of payment and annuity option (see "ANNUITY PROVISIONS").



         Guaranteed Income For Tomorrow Benefit. The Guaranteed Income For Tomorrow Benefit (the "Income Benefit") guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The Income Benefit is based on the aggregate net purchase payments applied to the contract, accumulated at interest, minus an adjustment for any partial withdrawals (the "Income Base"). The amount of the monthly annuity payment provided by the Income Benefit is determined by applying the Income Base to the monthly income factors set forth in the Income Benefit Rider. Because the fixed annuity options provided for in the contract are based on the contract value at the time of annuitization, the amount of the monthly payments under such options may exceed the monthly payments provided by the Income Benefit Rider. If the Income Benefit is exercised and the annuity payment available under the contract is greater than the monthly payment provided by the Income Benefit Rider, the Company will pay the monthly annuity payment available under the contract. The Income Benefit is available for contracts issued on or after May 1, 1998. The Income Benefit is currently not available in the following states:__________ and is not available for Ven 7, Ven 3 or Ven 1 contracts (see "GUARANTEED INCOME FOR TOMORROW BENEFIT").



         Ten Day Review. Within 10 days of receipt of a contract, the contract owner may cancel the contract by returning it to the Company (see "TEN DAY RIGHT TO REVIEW").



         Charges and Deductions. The following table and Example are designed to assist contract owners in understanding the various costs and expenses that contract owners bear directly and indirectly. The table reflects expenses of the separate account and the underlying portfolio company. In addition to the items listed in the following table, premium taxes may be applicable to certain contracts. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus (see "CHARGES AND DEDUCTIONS"). The items listed under "Trust Annual Expenses" are described in detail in the accompanying Trust prospectus to which reference should be made.


CONTRACT OWNER TRANSACTION EXPENSES


See Appendix C for additional information regarding contract owner transaction expenses for Ven 7 contracts. See Appendix D for information regarding contract owner transaction expenses for Ven 3 and Ven 1 contracts.


         Deferred sales load (as percentage of purchase payments)

         NUMBER OF COMPLETE YEARS                   WITHDRAWAL CHARGE
            PURCHASE PAYMENT IN                             PERCENTAGE
                  CONTRACT
--------------------------------------------------------------------------------
                      0                                      6%
                      1                                      6%
                      2                                      5%
                      3                                      5%
                      4                                      4%
                      5                                      3%
                      6                                      2%
                      7+                                     0%


ANNUAL CONTRACT FEE...............................................      $30(1)

----------
(1)The $30 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment accounts is greater than or equal to $100,000

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and expense risk fees....................................1.25%
Administration fee  - asset based..................................0.15%

Total Separate Account Annual Expenses.............................1.40%


OPTIONAL INCOME RIDER FEE..........................................0.25%(2)
(as a percentage of the Income Base)


TRUST ANNUAL EXPENSES
(as a percentage of Trust average net assets)

                                           MANAGEMENT            OTHER              TOTAL TRUST
TRUST PORTFOLIO                             FEES                EXPENSES          ANNUAL EXPENSES
-------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets........       0.850%                0.570%                1.420%
Science & Technology................       1.100%                0.160%                1.260%
International Small Cap.............       1.100%                0.210%                1.310%
Emerging Growth.....................       1.050%                0.060%                1.110%
Pilgrim Baxter Growth...............       1.050%                0.130%                1.180%
Small/Mid Cap.......................       1.000%                0.050%                1.050%
International Stock.................       1.050%                0.330%                1.380%
Worldwide Growth....................       1.000%                0.320%                1.320%
Global Equity.......................       0.900%                0.110%                1.010%
Small Company Value.................       1.050%                0.100%*               1.150%
Equity..............................       0.750%                0.050%                0.800%
Growth..............................       0.850%                0.110%                1.950%
Quantitative Equity.................       0.700%                0.070%                0.770%
Blue Chip Growth....................       0.925%                0.050%                0.975%
Real Estate Securities..............       0.700%                0.070%                0.770%
Value...............................       0.800%                0.160%                0.960%
International Growth and Income.....       0.950%                0.170%                1.120%
Growth and Income...................       0.750%                0.040%                0.790%
Equity-Income.......................       0.800%                0.050%                0.850%
Balanced............................       0.800%                0.080%                0.880%
Aggressive Asset Allocation.........       0.750%                0.150%                0.900%
High Yield..........................       0.775%                0.110%                0.885%
Moderate Asset Allocation...........       0.750%                0.100%                0.850%
Conservative Asset Allocation.......       0.750%                0.140%                0.890%
Strategic Bond......................       0.775%                0.100%                0.875%
Global Government Bond..............       0.800%                0.130%                0.930%
Capital Growth Bond.................       0.650%                0.080%                0.730%
Investment Quality Bond.............       0.650%                0.090%                0.740%
U.S. Government Securities..........       0.650%                0.070%                0.720%
Money Market .......................       0.500%                0.040%                0.540%
Lifestyle Aggressive 1000#..........           0%                1.116%**              1.116%
Lifestyle Growth 820#...............           0%                1.048%**              1.048%
Lifestyle Balanced 640#.............           0%                0.944%**              0.944%
Lifestyle Moderate 460#.............           0%                0.850%**              0.850%


----------


(2)If the Guaranteed Income for Tomorrow Benefit is elected, this fee is deducted on each contract anniversary. The Guaranteed Minimum Income Benefit is not available for Ven 7, Ven 3 or Ven 1 contracts (see "GUARANTEED INCOME FOR TOMORROW BENEFIT").


Lifestyle Conservative 280#.........           0%                0.708%**              0.708%



*Based on estimates of payments to be made during the current fiscal year. **Reflects expenses of the Underlying Portfolios. Manufacturers Securities Services, LLC has voluntarily agreed to pay the expenses of each Lifestyle Trust (excluding the expenses of the Underlying Portfolios). This voluntary expense reimbursement may be terminated at any time. If such expense reimbursement was not in effect, Total Trust Annual Expenses would be .04% higher (based on expenses of the Lifestyle Trusts for the fiscal year December 31, 1997) as noted in the chart below:



                                           MANAGEMENT              OTHER              TOTAL TRUST
TRUST PORTFOLIO                             FEES                  EXPENSES         ANNUAL EXPENSES
--------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000...........             0%                1.156%                1.156%
Lifestyle Growth 820................             0%                1.088%                1.088%
Lifestyle Balanced 640..............             0%                0.984%                0.984%
Lifestyle Moderate 460..............             0%                0.890%                0.890%
Lifestyle Conservative 280..........             0%                0.748%                0.748%





#Each Lifestyle Trust will invest in shares of the Underlying Portfolios. Therefore, each Lifestyle Trust will, in addition to its own expenses, such as certain Other Expenses, bear its pro rata share of the fees and expenses incurred by the Underlying Portfolios and the investment return of each Lifestyle Trust will be net of the Underlying Portfolio expenses.




EXAMPLE
A contract owner would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if the contract owner surrendered the contract at the end of the applicable time period:



TRUST PORTFOLIO                        1 YEAR          3 YEARS           5 YEARS+         5 YEARS *         10 YEARS*
YEARS*
----------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets........     $84              $138              $182             $192              $321
Science & Technology................      83               133               174              184               305
International Small Cap.............      83               134               177              187               310
Emerging Growth.....................      81               129               167              177               291
Pilgrim Baxter Growth...............      82               131               170              180               298
Small/Mid Cap.......................      81               127               164              174               285
International Stock.................      84               136               180              190               317
Worldwide Growth....................      83               135               177              187               311
Global Equity.......................      81               126               162              172               281
Small Company Value.................      82               130
Equity..............................      79               120               151              161               260
Growth..............................      80               124               159              169               275
Quantitative Equity.................      78               119               150              160               257
Blue Chip Growth....................      80               125               160              170               277
Real Estate Securities..............      78               119               150              160               257
Value...............................      80               125               159              169               276
International Growth and Income.....      82               129               167              177               292
Growth and Income...................      78               120               151              161               259
Equity-Income.......................      79               121               154              164               265
Balanced............................      79               122               155              165               268
Aggressive Asset Allocation.........      80               123               156              166               270
High Yield..........................      79               122               155              165               268
Moderate Asset Allocation...........      79               121               154              164               265
Conservative Asset Allocation.......      79               123               156              166               269
Strategic Bond......................      79               122               155              165               267
Global Government Bond..............      80               124               158              168               273
Capital Growth Bond.................      78               118               148              158               253
Investment Quality Bond.............      78               118               148              158               254
U.S. Government Securities..........      78               118               147              157               252

Money Market........................      76               112               138              148               233
Lifestyle Aggressive 1000...........      82               129               167              177               291
Lifestyle Growth 820................      81               127               164              174               285
Lifestyle Balanced 640..............      80               124               158              168               274




TRUST PORTFOLIO                        1 YEAR          3 YEARS           5 YEARS+         5 YEARS *         10 YEARS*
----------------------------------------------------------------------------------------------------------------------
YEARS
----------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460..............      79               121               154              164               265
Lifestyle Conservative 280..........      78               117               146              156               250



+For Ven 7 contracts only (as described in Appendix C). The difference in amounts is attributable to the different withdrawal charges. See Appendix C.



*The example of expenses for the Small Company Value Trust contains figures for only one and three years since it is a newly created portfolio.


A contract owner would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if the contract owner annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period:



TRUST PORTFOLIO                       1 YEAR           3 YEARS           5 YEARS*         10 YEARS*
---------------------------------------------------------------------------------------------------
YEARS
---------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets........     $29               $89              $152             $321
Science & Technology................      28                85               144              305
International Small Cap.............      28                86               147              310
Emerging Growth.....................      26                80               137              291
Pilgrim Baxter Growth...............      27                82               140              298
Small/Mid Cap.......................      25                78               134              285
International Stock.................      29                88               150              317
Worldwide Growth....................      28                86               147              311
Global Equity.......................      25                77               132              281
Small Company Value.................      26                81
Equity..............................      23                71               121              260
Growth..............................      24                75               129              275
Quantitative Equity.................      23                70               120              257
Blue Chip Growth....................      25                76               130              277
Real Estate Securities..............      23                70               120              257
Value...............................      25                76               129              276
International Growth and Income.....      26                80               137              292
Growth and Income...................      23                70               121              259
Equity-Income.......................      23                72               124              265
Balanced............................      24                73               125              268
Aggressive Asset Allocation.........      24                74               126              270
High Yield..........................      24                73               125              268
Moderate Asset Allocation...........      23                72               124              265
Conservative Asset Allocation.......      24                73               126              269
Strategic Bond......................      24                73               125              267
Global Government Bond..............      24                75               128              273
Capital Growth Bond.................      22                69               118              253
Investment Quality Bond.............      22                69               118              254
U.S. Government Securities..........      22                68               117              252
Money Market........................      20                63               108              233
Lifestyle Aggressive 1000...........      26                80               137              291
Lifestyle Growth 820................      25                78               134              285
Lifestyle Balanced 640..............      24                75               128              274
Lifestyle Moderate 460..............      23                72               124              265
Lifestyle Conservative 280..........      22                68               116              250

*The example of expenses for the Small Company Value Trust contains figures for only one and three years since it is a newly created portfolio.



         For purposes of presenting the foregoing Example, the Company has made certain assumptions mandated by the SEC. The Company has assumed that, where applicable, the maximum sales load is deducted, that there are no transfers or other transactions and that the "Other Expenses" line item under "Trust Annual Expenses" will remain the same. Such assumptions, which are mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts, do not take into account certain features of the contract and prospective changes in the size of the Trust which may operate to change the expenses borne by contract owners. Consequently, the amounts listed in the Example above should not be considered a representation of past or future expenses and actual expenses borne by contract owners may be greater or lesser than those shown.



         In addition, for purposes of calculating the values in the above Example, the Company has translated the $30 annual administration charge listed under "Annual Contract Fee" to a 0.063% annual asset charge based on the $47,500 approximate average size of contracts of this series. So translated, such charge would be higher for smaller contracts and lower for larger contracts.


                                 * * * * * * * *


         The above summary is qualified in its entirety by the detailed information appearing elsewhere in this Prospectus and Statement of Additional Information and the accompanying prospectus and statement of additional information for the Trust, to which reference should be made. This Prospectus generally describes only the variable aspects of the contract, except where fixed aspects are specifically mentioned.




                       TABLE OF ACCUMULATION UNIT VALUES+



                                                UNIT VALUE               UNIT VALUE            NUMBER OF UNITS
SUB-ACCOUNT                                 AT START OF YEAR*          AT END OF YEAR           AT END OF YEAR
--------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets
  1997..............................              $12.500000              $
Science & Technology
  1997..............................              $12.500000              $
International Small Cap
  1996..............................              $12.500000            $13.493094               2,508,877.311
  1997..............................               13.493094
Emerging Growth
  1997..............................              $12.500000              $
Pilgrim Baxter Growth
  1997..............................              $12.500000              $
Small/Mid Cap
  1996..............................              $12.500000            $13.215952               4,970,485.965
  1997..............................               13.215952
International Stock
  1997..............................              $12.500000              $
Worldwide Growth
  1997..............................              $12.500000              $
Global Equity
  1994..............................              $16.715126            $15.500933               951,915.210
  1995..............................               15.500933             16.459655               3,472,776.106
  1996..............................               16.459655             18.276450               6,625,243.867
  1997..............................               18.276450
Small Company Value
  1997..............................              $12.500000              $
Equity
  1994..............................              $14.381312            $14.786831                 891,587.416
  1995..............................               14.786831             20.821819               5,881,806.714


 1996..............................               20.821819             24.664354               12,141,813.159
 1997..............................               24.664354
Growth
  1996..............................             $12.500000            $13.727312               1,629,270.725
  1997..............................              13.727312
Quantitative Equity
  1997..............................             $12.500000              $

                                                UNIT VALUE               UNIT VALUE            NUMBER OF UNITS
SUB-ACCOUNT                                 AT START OF YEAR*          AT END OF YEAR          AT END OF YEAR
---------------------------------------------------------------------------------------------------------------
Blue Chip Growth
  1994..............................             $  8.699511           $  8.837480                427,027.154
  1995..............................                8.837480             11.026969              3,534,123.332
  1996..............................               11.026969             13.688523              7,508,607.872
  1997..............................               13.688523
Real Estate Securities
  1997..............................              $12.500000              $
Value
  1997..............................              $12.500000              $
International Growth and Income
  1995..............................              $10.000000            $10.554228                  2,338,302
  1996..............................               10.554228             11.718276              6,224,551.234
  1997..............................               11.718276
Growth and Income
  1994..............................              $13.239339            $13.076664                675,761.489
  1995..............................               13.076664             16.660889              4,936,977.686
  1996..............................               16.660889             20.178770             11,948,147.164
  1997..............................               20.178770
Equity-Income
  1994..............................              $11.375744            $11.107620                747,374.695
  1995..............................               11.107620             13.548849              4,453,647.654
  1996..............................               13.548849             16.011513             12,141,813.159
  1997..............................               16.011513
Balanced
  1997..............................              $12.500000              $
Aggressive Asset Allocation
  1994..............................              $12.538660            $12.381395                202,014.859
  1995..............................               12.381395             14.990551                963,754.656
  1996..............................               14.990551             16.701647              1,725,531.634
  1997..............................               16.701647
High Yield
  1997..............................              $12.500000              $
Moderate Asset Allocation
  1994..............................              $12.522239            $12.396295                462,460.272
  1995..............................               12.396295             14.752561              2,139,216.556
  1996..............................               14.752561             15.995076              3,599,312.544
  1997..............................               15.995076
Conservative Asset Allocation
  1994..............................              $12.478545            $12.298940                128,525.165
  1995..............................               12.298940             14.320582                716,489.411
  1996..............................               14.320582             15.113142              1,281,095.343
  1997..............................               15.113142
Strategic Bond
  1994..............................              $10.192707           $  9.965972                191,924.981
  1995..............................                9.965972             11.716972              1,392,653.448
  1996..............................               11.716972             13.250563              4,418,383.860
  1997..............................               13.250563
Global Government Bond
  1994..............................              $14.734788            $14.630721                194,131.021
  1995..............................               14.630721             17.772344                952,156.169
  1996..............................               17.772344             19.803954              1,613,888.548
  1997..............................               19.803954
Capital Growth Bond
  1997..............................              $12.500000              $

                                                UNIT VALUE               UNIT VALUE            NUMBER OF UNITS
SUB-ACCOUNT                                 AT START OF YEAR*          AT END OF YEAR          AT END OF YEAR
--------------------------------------------------------------------------------------------------------------
Investment Quality Bond
  1994..............................              $14.307698            $14.216516                 128,932.292
  1995..............................               14.216516             16.751499                 889,906.187
  1996..............................               16.751499             16.943257               1,828,328.994
  1997..............................               16.943257
U.S. Government Securities
  1994..............................              $14.188969            $14.111357                 231,053.897
  1995..............................               14.111357             16.083213               1,744,509.872
  1996..............................               16.083213             16.393307               2,512,596.677
  1997..............................               16.393307
Money Market
  1994..............................              $13.453100            $13.623292                 870,982.381
  1995..............................               13.623292             14.190910               3,204,791.061
  1996..............................               14.190910             14.699636               5,629,209.351
  1997..............................               14.699636
Lifestyle Aggressive 1000
  1997..............................              $12.500000              $
Lifestyle Growth 820
  1997..............................              $12.500000              $
Lifestyle Balanced 640
  1997..............................              $12.500000              $
Lifestyle Moderate 460
  1997..............................              $12.500000              $
Lifestyle Conservative 280
  1997..............................              $12.500000              $



+For the TABLE OF ACCUMULATION UNIT VALUES for Ven 7 contracts see Appendix C and for Ven 3 and Ven 1 contracts see Appendix D.



* Units under this series of contracts were first credited under the sub-accounts on August 9, 1994, except in the case of International Growth and Income where units were first credited on January 9, 1995, Small/Mid Cap and International Small Cap where units were first credited on March 4, 1996, Growth where units were first credited on July 15, 1996, Pacific Rim Emerging Markets, Science & Technology, Emerging Growth, Pilgrim Baxter Growth, International Stock, Worldwide Growth, Quantitative Equity, Real Estate Securities, Value, Balanced, High Yield, Capital Growth Bond, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280 where units were first credited on January 1, 1997 and Small Company Value where units were first credited on October 1, 1997.



           GENERAL INFORMATION ABOUT THE MANUFACTURERS LIFE INSURANCE
                            COMPANY OF NORTH AMERICA
  THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA SEPARATE ACCOUNT A
                       AND MANUFACTURERS INVESTMENT TRUST



THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA



         The Manufacturers Life Insurance Company of North America (the "Company") is a stock life insurance company organized under the laws of Delaware in 1979. The Company's principal office is located at 116 Huntington Avenue, Boston, Massachusetts 02116. The ultimate parent of the Company is The Manufacturers Life Insurance Company ("Manulife"), a Canadian mutual life insurance Company based in Toronto, Canada. Prior to January 1, 1996, the Company was a wholly owned subsidiary of North American Life Assurance Company ("NAL"), a Canadian mutual life insurance company. On January 1, 1996 NAL and Manulife merged with the combined company retaining the Manulife name.



         On January 19, 1998, the Board of Directors of Manulife asked the management of Manulife to prepare a plan for conversion of Manulife from a mutual life insurance company to an investor-owned, publicly-traded stock company. Any demutualization plan for Manulife is subject to the approval of the Manulife Board of Directors and policyholders as well as regulatory approval.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA SEPARATE ACCOUNT A



         The Company established The Manufacturers Life Insurance Company of North America Separate Account A (the "Variable Account") on August 24, 1984 as a separate account under Delaware law. The income, gains and losses, whether or not realized, from assets of the Variable Account are, in accordance with the contracts, credited to or charged against the Variable Account without regard to other income, gains or losses of the Company. Nevertheless, all obligations arising under the contracts are general corporate obligations of the Company. Assets of the Variable Account may not be charged with liabilities arising out of any other business of the Company.



         The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If deemed by the Company to be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered under such Act in the event such registration is no longer required.



         The Company reserves the right to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account established by the Company or an affiliated company. The Company will not eliminate existing sub-accounts or combine sub-accounts without the prior approval of the appropriate state or Federal regulatory authorities. See Appendix D for information on sub-accounts available to Ven 1 contracts.



MANUFACTURERS INVESTMENT TRUST



         The assets of each sub-account of the Variable Account are invested in shares of a corresponding portfolio of the Manufacturers Investment Trust (the "Trust"). A description of each portfolio is set forth below. The Trust is registered under the 1940 Act as an open-end management investment company. Each of the portfolios is diversified for purposes of the 1940 Act, except for the Global Government Bond Trust, Emerging Growth Trust and the five Lifestyle Trusts which are non-diversified. The Trust receives investment advisory services from Manufacturers Securities Services, LLC ("MSS"), the successor to NASL Financial Services, Inc.



         The Trust currently has fifteen subadvisers who manage all of the portfolios:




         SUBADVISER                                          SUBADVISER TO
         ----------                                          -------------

         Fidelity Management Trust Company                   Equity Trust
                                                             Conservative Asset Allocation Trust
                                                             Moderate Asset Allocation Trust
                                                             Aggressive Asset Allocation Trust

         Founders Asset Management LLC                       Growth Trust
                                                             Worldwide Growth Trust
                                                             Balanced Trust
                                                             International Small Cap Trust

         Fred Alger Management, Inc.                         Small/Mid Cap Trust

         J.P. Morgan Investment Management Inc.              International Growth and Income Trust

         Manufacturers Adviser Corporation                   Pacific Rim Emerging Markets Trust
                                                             Quantitative Equity Trust
                                                             Real Estate Securities Trust
                                                             Capital Growth Bond Trust
                                                             Money Market Trust
                                                             Lifestyle Trusts

         Miller Anderson & Sherrerd, LLP                     Value Trust


                                                             High Yield Trust
         Morgan Stanley Asset Management Inc.                Global Equity Trust

         Oechsle International Advisors, L.P.                Global Government Bond Trust

         SUBADVISER                                          SUBADVISER TO

         Pilgrim Baxter & Associates, Ltd.                   Pilgrim Baxter Growth Trust

         Rosenberg Institutional Equity Management           Small Company Value Trust

         Rowe Price-Fleming International, Inc.              International Stock Trust

         Salomon Brothers Asset Management Inc               U.S. Government Securities Trust
                                                             Strategic Bond Trust

         T. Rowe Price Associates, Inc.                      Science & Technology Trust
                                                             Blue Chip Growth Trust
                                                             Equity-Income Trust

         Warburg Pincus Asset Management, Inc.               Emerging Growth Trust

         Wellington Management Company, LLP                  Growth and Income Trust
                                                             Investment Quality Bond Trust


         The following is a brief description of each portfolio:

         The PACIFIC RIM EMERGING MARKETS TRUST seeks long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region.

         The SCIENCE & TECHNOLOGY TRUST seeks long-term growth of capital. Current income is incidental to the portfolio's objective.

         The INTERNATIONAL SMALL CAP TRUST seeks capital appreciation by investing primarily in securities issued by foreign companies which have total market capitalization or annual revenues of $1 billion or less. These securities may represent companies in both established and emerging economies throughout the world.

         The EMERGING GROWTH TRUST seeks maximum capital appreciation by investing primarily in a portfolio of equity securities of domestic companies. The Emerging Growth Trust ordinarily will invest at least 65% of its total assets in common stocks or warrants of emerging growth companies that represent attractive opportunities for maximum capital appreciation.

         The PILGRIM BAXTER GROWTH TRUST seeks capital appreciation by investing in companies believed by the subadviser to have an outlook for strong earnings growth and the potential for significant capital appreciation.

         The SMALL/MID CAP TRUST seeks long-term capital appreciation by investing at least 65% of its total assets (except during temporary defensive periods) in small/mid cap equity securities. As used herein small/mid cap equity securities are equity securities of companies that, at the time of purchase, have total market capitalization between $500 million and $5 billion.

         The INTERNATIONAL STOCK TRUST seeks long-term growth of capital by investing primarily in common stocks of established, non-U.S. companies.

         The WORLDWIDE GROWTH TRUST seeks long-term growth of capital by normally investing at least 65% of its total assets in equity securities of growth companies in a variety of markets throughout the world.

         The GLOBAL EQUITY TRUST seeks long-term capital appreciation by investing primarily in equity securities throughout the world, including U.S. issuers and emerging markets.

         The SMALL COMPANY VALUE TRUST seeks long term growth of capital by investing in equity securities of smaller companies which are traded principally in the markets of the United States.



         The EQUITY TRUST seeks growth of capital by investing primarily in common stocks of United States issuers and securities convertible into or carrying the right to buy common stocks.


         The GROWTH TRUST seeks long-term growth of capital by investing at least 65% of the portfolio's total assets in the common stocks of well-established, high-quality growth companies that the subadviser believes have the potential to increase earnings faster than the rest of the market.




         The QUANTITATIVE EQUITY TRUST seeks to achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above average rate of return.

         The BLUE CHIP GROWTH TRUST seeks to achieve long-term growth of capital (current income is a secondary objective) and many of the stocks in the portfolio are expected to pay dividends.

         The REAL ESTATE SECURITIES TRUST seeks to achieve a combination of long-term capital appreciation and satisfactory current income by investing in real estate related equity and debt securities.

         The VALUE TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, ADRs and other equity securities of companies with equity capitalizations usually greater than $300 million.


         The INTERNATIONAL GROWTH AND INCOME TRUST seeks long-term growth of capital and income by investing, under normal circumstances, at least 65% of its total assets in equity securities of foreign issuers. The portfolio may also invest in debt securities of corporate or sovereign issuers rated A or higher by Moody's Investor Services, Inc. or Standard & Poor's Corporation or, if unrated, of equivalent credit quality as determined by the subadviser.


         The GROWTH AND INCOME TRUST seeks long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of United States issuers which the subadviser believes are of high quality.

         The EQUITY-INCOME TRUST seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

         The BALANCED TRUST seeks current income and capital appreciation by investing in a balanced portfolio of common stocks, U.S. and foreign government obligations and a variety of corporate fixed-income securities.

         The HIGH YIELD TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

         The AUTOMATIC ASSET ALLOCATION TRUSTS seek the highest potential total return consistent with a specified level of risk tolerance -- conservative, moderate or aggressive -- by investing primarily in the kinds of securities in which the Equity, Investment Quality Bond, U.S. Government Securities and Money Market Trusts may invest.


         o The AGGRESSIVE ASSET ALLOCATION TRUST seeks the highest total return consistent with an aggressive level of risk tolerance. This Trust attempts to limit the decline in portfolio value in very adverse market conditions to 15% over any three year period.



         o The MODERATE ASSET ALLOCATION TRUST seeks the highest total return consistent with a moderate level of risk tolerance. This Trust attempts to limit the decline in portfolio value in very adverse market conditions to 10% over any three year period.

         o The CONSERVATIVE ASSET ALLOCATION TRUST seeks the highest total return consistent with a conservative level of risk tolerance. This Trust attempts to limit the decline in portfolio value in very adverse market conditions to 5% over any three year period.


         The STRATEGIC BOND TRUST seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed-income market as the subadviser believes will best contribute to achievement of the portfolio's investment objective.

         The GLOBAL GOVERNMENT BOND TRUST seeks a high level of total return by placing primary emphasis on high current income and the preservation of capital by investing primarily in a global portfolio of high-quality, fixed-income securities of foreign and United States governmental entities and supranational issuers.

         The CAPITAL GROWTH BOND TRUST seeks to achieve growth of capital by investing in medium-grade or better debt securities, with income as a secondary consideration. The Capital Growth Bond Trust differs from most "bond" funds in that its primary objective is capital appreciation, not income.

         The INVESTMENT QUALITY BOND TRUST seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing primarily in a diversified portfolio of investment grade corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.

         The U.S. GOVERNMENT SECURITIES TRUST seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

         The MONEY MARKET TRUST seeks maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by United States entities.


         The LIFESTYLE AGGRESSIVE 1000 TRUST seeks to provide long-term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle Trust's assets in other portfolios of the Trust ("Underlying Portfolios") which invest primarily in equity securities.


         The LIFESTYLE GROWTH 820 TRUST seeks to provide long-term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Portfolios which invest primarily in equity securities.

         The LIFESTYLE BALANCED 640 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.

         The LIFESTYLE MODERATE 460 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to high income by investing approximately 60% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Portfolios which invest primarily in equity securities.

         The LIFESTYLE CONSERVATIVE 280 TRUST seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in Underlying Portfolios which invest primarily in equity securities.


         In pursuing the Strategic Bond, High Yield and Investment Quality Bond Trusts' investment objective, each portfolio expects to invest a portion of its assets in high yield securities, commonly known as "junk bonds" which also present a high degree of risk. The risks of these securities include price volatility and risk of default in the payment of interest and principal. See "Risk Factors Relating to High Yield Securities" contained in the Trust prospectus before investing in any of these Trusts.

         In pursuing the Pacific Rim Emerging Markets, International Stock, Worldwide Growth, International Small Cap, Global Equity, Strategic Bond, International Growth and Income, High Yield and Global Government Bond Trusts' investment objective, each portfolio may invest up to 100% of its assets in foreign securities which may present additional risks. See "Foreign Securities" in the Trust prospectus before investing in any of these Trusts.



         If the shares of a portfolio are no longer available for investment or in the Company's judgment investment in a portfolio becomes inappropriate in view of the purposes of the Variable Account, the Company may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, no such substitution will be made without notice to the contract owner and prior approval of the SEC to the extent required by the 1940 Act.


         The Company will vote shares of the Trust portfolios held in the Variable Account at meetings of shareholders of the Trust in accordance with voting instructions received from the persons having the voting interest under the contracts. The number of portfolio shares for which voting instructions may be given will be determined by the Company in the manner described below, not more than 90 days prior to the meeting of the Trust. Trust proxy material will be distributed to each person having the voting interest under the contract together with appropriate forms for giving voting instructions. Portfolio shares held in the Variable Account that are attributable to contract owners and as to which no timely instructions are received and portfolio shares held in the Variable Account that are beneficially owned by the Company will be voted by the Company in proportion to the instructions received.


         Prior to the maturity date, the person having the voting interest under a contract is the contract owner and the number of votes as to each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio. After the maturity date, the person having the voting interest under a contract is the annuitant and the number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio. Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity payments. The Company reserves the right to make any changes in the voting rights described above that may be permitted by the Federal securities laws or regulations or interpretations of these laws or regulations.



         A full description of the Trust, including the investment objectives, policies and restrictions of each of the portfolios is contained in the prospectus for the Trust which accompanies this Prospectus and should be read by a prospective purchaser before investing.


                           DESCRIPTION OF THE CONTRACT

ACCUMULATION PROVISIONS

PURCHASE PAYMENTS


         Purchase payments are paid to the Company at its Annuity Service Office. Except as noted below, the minimum initial purchase payment is $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts. The minimum initial purchase payment is $3,500 if the source of such payment was a direct rollover of an eligible rollover distribution from a qualified plan under
Section 401(a) of the Code or a Tax Sheltered Annuity described in Section 403(b) of the Code, all or part of which assets are invested in a group annuity contract issued by The Manufacturers Life Insurance Company (U.S.A.). The Company may provide for purchase payments to be automatically withdrawn from a contract owner's bank account on a periodic basis. If a purchase payment would cause the contract value to exceed $1,000,000 or the contract value already exceeds $1,000,000, additional purchase payments will be accepted only with the prior approval of the Company.



         The Company may, at its option, cancel a contract at the end of any two consecutive contract years in which no purchase payments have been made, if both
(i) the total purchase payments made over the life of the contract, less any withdrawals, are less than $2,000; and (ii) the contract value at the end of such two year period is less than $2,000. The cancellation of contract privileges may vary in certain states in order to comply with the requirements of insurance laws and regulations in such state. Upon cancellation the Company will pay the contract owner the contract value computed as of the valuation period during which the cancellation occurs less any debt and less the annual $30 administration fee. The amount paid will be treated as a withdrawal for Federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "FEDERAL TAX MATTERS").


         Purchase payments are allocated among the investment options in accordance with the percentages designated by the contract owner. In addition, contract owners have the option to participate in the Guarantee Plus Program administered by the Company. Under the Guarantee Plus Program the initial purchase payment is split between the fixed and variable investment options. A percentage of the initial purchase payment is allocated to the chosen fixed account, such that, at the end of the guaranteed period the fixed account will have grown to an amount at least equal to the total initial purchase payment. The percentage depends upon the current interest rate of the fixed investment option. The balance of the initial purchase payment is allocated among the variable investment options as indicated on the contract specifications page. Contract owners may elect to participate in the Guarantee Plus Program and may obtain full information concerning the program and its restrictions from their securities dealers or the Annuity Service Office. The contract owner may change the allocation of subsequent purchase payments at any time upon written notice to the Company or by telephone in accordance with the Company's telephone transfer procedures.



         See Appendix D for information on purchase payments applicable to Ven 3 and Ven 1 contracts.


ACCUMULATION UNITS


         The Company will establish an investment account for the contract owner for each variable account investment option to which such contract owner allocates purchase payments. Purchase payments are credited to such investment accounts in the form of accumulation units. The following discussion of accumulation units, the value of accumulation units and the net investment factor formula pertains only to the accumulations in the variable account investment options. The parallel discussion regarding accumulations in the fixed account investment options appears elsewhere in this Prospectus (see "FIXED ACCOUNT INVESTMENT OPTIONS").


         The number of accumulation units to be credited to each investment account is determined by dividing the net purchase payment allocated to that investment account by the value of an accumulation unit for that investment account for the valuation period during which the purchase payment is received at the Company's Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.


         Initial purchase payments received by mail will usually be credited in the valuation period during which received at the Annuity Service Office, and in any event not later than two business days after receipt of all information necessary for processing issuance of the contract. The applicant will be informed of any deficiencies preventing processing if the contract cannot be issued and the purchase payment credited within two business days after receipt. If the deficiencies are not remedied within five business days after receipt, the purchase payment will be returned promptly to the applicant, unless the applicant specifically consents to the Company's retaining the purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited in the valuation period during which received where such broker-dealers have made special arrangements with the Company.


VALUE OF ACCUMULATION UNITS

         The value of accumulation units will vary from one valuation period to the next depending upon the investment results of the particular sub-accounts to which purchase payments are allocated. The value of an accumulation unit for each sub-account was arbitrarily set at either $10.00 or $12.50 for the first valuation period under contracts similar to the contracts described in this Prospectus. The value of an accumulation unit for any subsequent valuation period is determined by multiplying the value of an accumulation unit for the immediately preceding valuation period by the net investment factor for such sub-account (described below) for the valuation period for which the value is being determined.

NET INVESTMENT FACTOR

         The net investment factor is an index used to measure the investment performance of a sub-account from one valuation period to the next. The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

         Where (a) is:

                  (1) the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus

                  (2) the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

         Where (b) is:

                  the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

         Where (c) is:


                  a factor representing the charges deducted from the sub-account on a daily basis for administrative expenses and mortality and expense risks. Such factor is equal on an annual basis to 1.40% (0.15% for administrative expenses and 1.25% for mortality and expense risks). The charges deducted from the sub-account reduce the value of the accumulation units for the sub-account.


         The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same.

TRANSFERS AMONG INVESTMENT OPTIONS


         Before the maturity date the contract owner may transfer amounts among the variable account investment options and from such investment options to the fixed account investment options at any time and without charge upon written notice to the Company or by telephone if the contract owner authorizes the Company in writing to accept telephone transfer requests. Accumulation units will be canceled from the investment account from which amounts are transferred and credited to the investment account to which amounts are transferred. The Company will effect such transfers so that the contract value on the date of the transfer will not be affected by the transfer. The contract owner must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then the Company will transfer the entire amount instead of the requested amount. The Company reserves the right to limit, upon notice, the maximum number of transfers a contract owner may make to one per month or six at any time within a contract year. In addition, the Company reserves the right to defer the transfer privilege at any time that the Company is unable to purchase or redeem shares of the Trust portfolios. The Company also reserves the right to modify or terminate the transfer privilege at any time in accordance with applicable law. See Appendix D for information on Transfer Among Investment Options applicable to Ven 1 and Ven 3 contracts.


MAXIMUM NUMBER OF INVESTMENT OPTIONS


         Due to current administrative capabilities, a contract owner is limited to a maximum of 17 investment options (including all fixed account investment options) during the period prior to the maturity date of the contract (the "Contract Period"). In calculating this limit for each contract owner, investment options to which the contract owner has allocated purchase payments at any time during the Contract Period will be counted toward the 17 maximum even if the contract owner no longer has contract value allocated to these investment options.


TELEPHONE TRANSACTIONS

         Contract owners are permitted to request transfers/redemptions by telephone. The Company will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. To be permitted to request a transfer/redemption by telephone, a contract owner must elect the option on the Application. (If a contract owner does not initially elect an option in the Application form, he or she may request authorization by executing an appropriate authorization form provided by the Company upon request.) The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may only be liable for any losses due to unauthorized or fraudulent instructions where it fails to employ its procedures properly. Such procedures include the following. Upon telephoning a request, contract owners will be asked to provide their account number, and if not available, their social security number. For the contract owner's and Company's protection, all conversations with contract owners will be tape recorded. All telephone transactions will be followed by a confirmation statement of the transaction.

SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING


         The Company administers a Dollar Cost Averaging ("DCA") program which enables a contract owner to pre-authorize a periodic exercise of the contractual transfer rights described above. Contract owners entering into a DCA agreement instruct the Company to transfer monthly a predetermined dollar amount from any sub-account or the one year fixed account investment option to other sub-accounts until the amount in the sub-account from which the transfer is made or one year fixed account investment option is exhausted. Except in the states of _______, a special one year fixed account investment option (the "One Year DCA Account") may be established under the DCA program to make automatic monthly transfers. In the first eleven months the amount transferred is equal to one eleventh of the amount allocated to the One Year DCA Account and in the twelfth month the remaining balance of the One Year DCA Account is transferred. Only initial and subsequent net payments may be allocated to the One Year DCA Account. The DCA program is generally suitable for contract owners making a substantial deposit to the contract and who desire to control the risk of investing at the top of a market cycle. The DCA program allows such investments to be made in equal installments over time in an effort to reduce such risk. Contract owners interested in the DCA program may elect to participate in the program on the contract application or by separate application. Contract owners may obtain a separate application and full information concerning the program and its restrictions from their securities dealer or the Annuity Service Office. See Appendix D for information on the DCA program applicable to Ven 1 and Ven 3 contracts. There is no charge for participation in the DCA program.


ASSET REBALANCING PROGRAM


         The Company administers an Asset Rebalancing Program which enables a contract owner to indicate to the Company the percentage levels he or she would like to maintain in particular portfolios. The contract owner's contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. (Fixed Account Investment Options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable investment accounts must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, contract owners should monitor their use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. Contract owners interested in the Asset Rebalancing Program may obtain a separate application and full information concerning the program and its restrictions from their securities dealer or the Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.


         For rebalancing programs begun on or after October 1, 1996 asset rebalancing will only be permitted on the following time schedules:

         (i) quarterly on the 25th day of the last month of the quarter (or the next business day if the 25th is not a business day);

         (ii) semi-annually on June 25th or December 26th (or the next business day if these dates are not business days); or

         (iii) annually on December 26th (or the next business day if December 26th is not a business day).

Rebalancing will continue to take place on the last business day of every calendar quarter for rebalancing programs begun prior to October 1, 1996.

WITHDRAWALS


         Prior to the earlier of the maturity date or the death of the contract owner, the owner may withdraw all or a portion of the contract value upon written request, complete with all necessary information to the Company's Annuity Service Office. For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Code and regulations promulgated by the Treasury Department. In the case of a total withdrawal, the Company will pay the contract value as of the date of receipt of the request at its Annuity Service Office, less the annual $30 administration fee if applicable, any debt and any applicable withdrawal charge, and the contract will be canceled. In the case of a partial withdrawal, the Company will pay the amount requested and cancel that number of accumulation units credited to each investment account necessary to equal the amount withdrawn from each investment account plus any applicable withdrawal charge deducted from such investment account (see "CHARGES AND DEDUCTIONS").


         When making a partial withdrawal, the contract owner should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option less any applicable withdrawal charge. If the contract owner does not specify the investment options from which a partial withdrawal is to be taken, a partial withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options, beginning with the shortest guarantee period first and ending with the longest guarantee period last. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken pro rata from the variable account investment options: taking from each such variable account investment option an amount which bears the same relationship to the total amount withdrawn as the value of such variable account investment option bears to the total value of all the contract owner's investments in variable account investment options.

         For the rules governing the order and manner of withdrawals from the fixed account investment options, see "FIXED ACCOUNT INVESTMENT OPTIONS."

         There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, the Company will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, the Company will treat the partial withdrawal as a total withdrawal of the contract value.


         The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven days of receipt of the request, complete with all necessary information at the Company's Annuity Service Office, except that the Company reserves the right to defer the right of withdrawal or postpone payments for any period when: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings), (2) trading on the New York Stock Exchange is restricted, (3) an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or (4) the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions described in
(2) and (3) exist.



         Withdrawals from the contract may be subject to income tax and a 10% penalty tax. Withdrawals are permitted from contracts issued in connection with
Section 403(b) qualified plans only under limited circumstances (see "FEDERAL TAX MATTERS").


         TELEPHONE REDEMPTIONS. The contract owner may request the option to withdraw a portion of the contract value by telephone by completing the application described under "Telephone Transactions" above. The Company reserves the right to impose maximum withdrawal amounts and procedural requirements regarding this privilege. For additional information on Telephone Redemptions see "Telephone Transactions" above.

SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN


         The Company administers an Income Plan ("IP") which enables a contract owner to pre-authorize a periodic exercise of the contractual withdrawal rights described above. Contract owners entering into an IP agreement instruct the Company to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 10% of the purchase payments made to ensure that no withdrawal or market value charge will ever apply to an IP withdrawal. If an additional withdrawal is made from a contract participating in an IP, the IP will terminate automatically and may be reinstated only on or after the next contract anniversary pursuant to a new application. The IP is not available to contracts participating in the dollar cost averaging program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be free of withdrawal and market value charges. IP withdrawals may, however, be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS"). Contract owners interested in an IP may obtain a separate application and full information concerning the program and its restrictions from their securities dealer or the Annuity Service Office.


LOANS


         The Company offers a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. Owners of such contracts may obtain loans using the contract as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules (collectively, "loan rules"). Tax advisors and retirement plan fiduciaries should be consulted prior to exercising loan privileges.



         Under the terms of the contract, the maximum loan value is equal to 80% of the contract value, although loan rules may serve to reduce such maximum loan value in some cases. The amount available for a loan at any given time is the loan value less any outstanding debt. Debt equals the amount of any loans plus accrued interest. Loans will be made only upon written request from the owner. The Company will make loans within seven days of receiving a properly completed loan application (applications are available from the Annuity Service Office), subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").



         When an owner requests a loan, the Company will reduce the owner's investment in the investment accounts and transfer the amount of the loan to the loan account, a part of the Company's general account. The owner may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). The contract provides that owners may repay contract debt at any time. Under applicable loan rules, loans generally must be repaid within five years, repayments must be made at least quarterly and repayments must be made in substantially equal amounts. When a loan is repaid, the amount of the repayment will be transferred from the loan account to the investment accounts. The owner may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as the owner's most recent purchase payment. On each contract anniversary, the Company will transfer from the investment accounts to the loan account the amount by which the debt on the contract exceeds the balance in the loan account.

         The Company charges interest of 6% per year on contract loans. Loan interest is payable in arrears and, unless paid in cash, the accrued loan interest is added to the amount of the debt and bears interest at 6% as well. The Company credits interest with respect to amounts held in the loan account at a rate of 4% per year. Consequently, the net cost of loans under the contract is 2%. If on any date debt under a contract exceeds the contract value, the contract will be in default. In such case the owner will receive a notice indicating the payment needed to bring the contract out of default and will have a thirty-one day grace period within which to pay the default amount. If the required payment is not made within the grace period, the contract may be foreclosed (terminated without value).


         The amount of any debt will be deducted from the death benefit otherwise payable under the contract (see "DEATH BENEFIT BEFORE MATURITY DATE"). In addition, debt, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer debt is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on amounts held in the loan account while the debt is outstanding, the contract value will not increase as rapidly as it would have if no debt were outstanding. If investment results are below that rate, the contract value will be higher than it would have been had no debt been outstanding.



         See Appendix D for information on Loans applicable to Ven 1 and Ven 3 contracts.


DEATH BENEFIT BEFORE MATURITY DATE


For information on the death benefit applicable to Ven 7 contracts see Appendix C and to Ven 1 and Ven 3 contracts see Appendix D.



         In General. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., a "non-qualified contract." The requirements of the tax law applicable to qualified plans, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, a prospective purchaser of the contract to be used in connection with a qualified plan should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular, a prospective purchaser who intends to use the contract in connection with a qualified plan should consider that the contract provides a death benefit (described below) that could be characterized as an incidental death benefit. There are limits on the amount of incidental benefits that may be provided under certain qualified plans and the provision of such benefits may result in currently taxable income to plan participants (see "FEDERAL TAX MATTERS")



         Amount of Death Benefit.



         Contracts Issued Prior to May 1, 1998. If any contract owner dies on or prior to his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows: During the first contract year, the death benefit will be the greater of: (a) the contract value or (b) the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals. During any subsequent contract year, the death benefit will be the greater of: (a) the contract value or (b) the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.



         If any contract owner dies after his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be the greater of: (a) the contract value or (b) the excess of (i) the sum of all purchase payments over (ii) the sum of any amounts deducted in connection with partial withdrawals. If any contract owner dies and the oldest owner had an attained age greater than 80 on the contract date, the death benefit will be the contract value less any applicable withdrawal charges at the time of payment of benefits. For contracts issued on or after October 1, 1997, any withdrawal charges applied against the death benefit shall be waived by the Company.



         Contracts Issued After May 1, 1998. If any contract owner dies and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows: During the first contract year, the death benefit will be the greater of: (a) the contract value or (b) the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals. During any subsequent contract year, the death benefit will be the greater of: (a) the contract value or (b) the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then. If any contract owner dies on or after his or her 81st birthday, the death benefit will be the greater of (a) contract value or (b) the death benefit on the last day of the contract year ending just prior to the owner's 81st birthday, plus any payments made, less amounts deducted in connection with partial withdrawals.



         If any contract owner dies and the oldest owner had an attained age of 81 years or greater on the contract date, the death benefit will be the greater of: (a) the contract value or (b) the excess of (i) the sum of all purchase payments over (ii) the sum of any amounts deducted in connection with partial withdrawals.



         In the states of _____, the death benefit described under "Contracts Issued Prior to May 1, 1998" will continue to apply to contracts issued after May 1, 1998.



         Determination of Death Benefit. The determination of the death benefit will be made on the date written notice and proof of death, as well as all required claims forms, are received at the Company's Annuity Service Office. No person is entitled to the death benefit until this time. In addition, partial withdrawals include amounts applied under an annuity option under the contract. Also, amounts deducted in connection with partial withdrawals include charges imposed on a partial withdrawal, but not amounts charged to the contract in payment of the annual administration fee. If there is any debt under the contract, the death benefit equals the death benefit, as described above, less such debt.


         Payment of Death Benefit. The Company will pay the death benefit (which, as defined above, is net of any debt) to the beneficiary if any contract owner dies before the maturity date. If there is a surviving contract owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant, except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the contract owner, if a natural person, will become the annuitant unless the contract owner designates another person as the annuitant.


         The death benefit may be taken in the form of a lump sum immediately. If not taken immediately, the contract will continue subject to the following:
(1) The beneficiary will become the contract owner. (2) Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date of the Company's receipt at its Annuity Service Office of due proof of the owner's death. (3) No additional purchase payments may be made. (4) If the beneficiary is not the deceased's owner spouse, distribution of the contract owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below, which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. Upon the death of the beneficiary, the death benefit will equal the contract value which must be distributed immediately in a single sum. (5) If the owner's spouse is the beneficiary, the spouse continues the contract as the new owner. In such a case, the distribution rules described in "(4)" applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse, the death benefit paid upon the first owner's death will be treated as a purchase payment to the contract. In addition, the death benefit on the last day of the previous contract year (or the last day of the contract year ending just prior to the owner's 81st birthday, if applicable) shall be set to zero as of the date of the first owner's death. (6) If any contract owner dies and the oldest owner had an attained age of less than 81 on the contract date, withdrawal charges are not applied on payment of the death benefit (whether taken through a partial or total withdrawal or applied under an annuity option). If any contract owner dies and the oldest owner had an attained age greater than 80 on the contract date, withdrawal charges will be assessed only upon payment of the death benefit (if such charges are otherwise applicable), so that if the death benefit is paid in a subsequent year, a lower withdrawal charge will be applicable. For contracts issued after October 1, 1997, any withdrawal charge applied against the death benefit shall be waived.


         If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years. That amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

         A substitution or addition of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating such value as a payment made on that date for purposes of computing the amount of the death benefit. No such change in death benefit will be made if the individual whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.


         Death benefits will be paid within seven days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

ANNUITY PROVISIONS

GENERAL


         The proceeds of the contract payable on death, withdrawal or the contract maturity date may be applied to the annuity options described below, subject to the distribution of death benefit provisions (see "DEATH BENEFIT BEFORE MATURITY DATE").



         Generally, annuity benefits under the contract will begin on the maturity date. The maturity date is the date specified on the contract specifications page, unless changed. If no date is specified, the maturity date is the maximum maturity date described below. The maximum maturity date is the first day of the month following the later of the 85th birthday of the annuitant or the tenth contract anniversary. The contract owner may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the maximum maturity date unless the Company consents. Maturity dates which occur at advanced ages, e.g., past age 85, may in some circumstances have adverse income tax consequences (see "FEDERAL TAX MATTERS"). Distributions from qualified contracts may be required before the maturity date.


         The contract owner may select the frequency of annuity payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, the Company may pay the contract value, less any debt, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

         Annuity benefits are available under the contract on a fixed or variable basis, or any combination of fixed and variable bases. Upon purchase of the contract, and on or before the maturity date, the contract owner may select one or more of the annuity options described below on a fixed and/or variable basis (except Option 5 which is available on a fixed basis only) or choose an alternate form of settlement acceptable to the Company. If an annuity option is not selected, the Company will provide as a default option annuity payments on a fixed, variable or combined fixed and variable basis in proportion to the Investment Account Value of each investment option at the maturity date, such payments to be made for a period certain of 10 years and continuing thereafter during the lifetime of the annuitant. Treasury Department regulations may preclude the availability of certain annuity options in connection with certain qualified contracts.


         The following annuity options are guaranteed in the contract:


         Option 1(a): Non-Refund Life Annuity - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Since there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

         Option 1(b): Life Annuity with Payments Guaranteed for 10 Years - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

         Option 2(a): Joint & Survivor Non-Refund Life Annuity - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Since there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         Option 2(b): Joint & Survivor Life Annuity with Payments Guaranteed for 10 Years - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

         In addition to the foregoing annuity options which the Company is contractually obligated to offer at all times, the Company currently offers the following annuity options. The Company may cease offering the following annuity options at any time and may offer other annuity options in the future.

         Option 3: Life annuity with Payments Guaranteed for 5, 15 or 20 Years - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for the specific number of years, annuity payments will be made to the end of the last year of the 5, 15 or 20 year period.

         Option 4: Joint & Two-Thirds Survivor Non-Refund Life Annuity - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Since there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         Option 5: Period Certain Only Annuity for 5, 10, 15 or 20 years - An annuity with payments for a 5, 10, 15 or 20 year period and no payments thereafter.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT


         The first variable annuity payment is determined by applying that portion of the contract value used to purchase a variable annuity, measured as of a date not more than ten business days prior to the maturity date (minus any applicable premium taxes), to the annuity tables contained in the contract. (The amount of the first and all subsequent fixed annuity payments is determined on the same basis using the portion of the contract value used to purchase a fixed annuity.) The rates contained in such tables depend upon the annuitant's sex and age (as adjusted depending on the annuitant's year of birth) and the annuity option selected, except for contracts issued in connection with certain employer sponsored plans where sex-based tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the duration of any period for which payments are guaranteed under the option , the smaller will be the amount of the first monthly variable annuity payment. The rates are based on the 1983 Table A projected at Scale G, assume births in year 1942 and reflect an assumed interest rate of 3% per year. For information on annuity rates for Ven 7 contracts see Appendix C and for Ven 1 and Ven 3 contracts see Appendix D.


ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS

         Variable annuity payments subsequent to the first will be based on the investment performance of the sub-accounts selected. The amount of such subsequent payments is determined by dividing the amount of the first annuity payment from each sub-account by the annuity unit value of such sub-account (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each sub-account are then totaled to arrive at the amount of the payment to be made. The number of annuity units remains constant during the annuity payment period. A pro-rata portion of the administration fee will be deducted from each annuity payment.

         The value of an annuity unit for each sub-account for any valuation period is determined by multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.

         A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment. A higher assumption would mean a larger first annuity payment, but more slowly rising subsequent payments when actual investment performance exceeds the assumed rate, and more rapidly falling subsequent payments when actual investment performance is less than the assumed rate. A lower assumption would have the opposite effect. If the actual net investment performance is 3% annually, annuity payments will be level.

TRANSFERS AFTER MATURITY DATE

         Once variable annuity payments have begun, the contract owner may transfer all or part of the investment upon which such payments are based from one sub-account to another. Transfers will be made upon notice to the Company at least 30 days before the due date of the first annuity payment to which the change will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units. The Company reserves the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four. Once annuity payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. In addition, the Company reserves the right to defer the transfer privilege at any time that the Company is unable to purchase or redeem shares of the Trust portfolios. The Company also reserves the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

DEATH BENEFIT ON OR AFTER MATURITY DATE

         If annuity payments have been selected based on an annuity option providing for payments for a guaranteed period, and the annuitant dies on or after the maturity date, the Company will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, the Company will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS

TEN DAY RIGHT TO REVIEW

         The contract owner may cancel the contract by returning it to the Company's Annuity Service Office or agent at any time within 10 days after receipt of the contract. Within 7 days of receipt of the contract by the Company, the Company will pay the contract value, less any debt, computed at the end of the valuation period during which the contract is received by the Company, to the contract owner.


         No withdrawal charge is imposed upon return of the contract within the ten day right to review period. The ten day right to review may vary in certain states in order to comply with the requirements of insurance laws and regulations in such states. When the contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, the Company will return all purchase payments if this is greater than the amount otherwise payable.


OWNERSHIP

         The contract owner is the person entitled to exercise all rights under the contract. Prior to the maturity date, the contract owner is the person designated in the contract specifications page or as subsequently named. On and after the maturity date, the annuitant is the contract owner. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.


         In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Assigning a contract, or changing the ownership of a contract, may be treated as a distribution of the contract value for Federal tax purposes (see "FEDERAL TAX MATTERS"). A change of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating such value as a purchase payment made on that date for purposes of computing the amount of the death benefit (see "DEATH BENEFIT BEFORE MATURITY DATE").


         Any change of ownership or assignment must be made in writing. Any change must be approved by the Company. Any assignment and any change, if approved, will be effective as of the date the Company receives the request at its Annuity Service Office. The Company assumes no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.


         In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable Internal Revenue Service ("IRS") regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

BENEFICIARY


         The beneficiary is the person, persons or entity designated in the contract specifications page or as subsequently named. However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by the Company and if approved, will be effective as of the date on which written. The Company assumes no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, regulations promulgated by the Treasury Department prescribe certain limitations on the designation of a beneficiary. For information regarding the beneficiary for Ven 7 contracts see Appendix C and for Ven 3 and Ven 1 see Appendix D.


ANNUITANT


         The annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The annuitant is as designated on the contract specifications page, unless changed.


         On the death of the annuitant, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant.

MODIFICATION


         The contract may not be modified by the Company without the consent of the contract owner, except as may be required to make it conform to any law or regulation or ruling issued by a governmental agency. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Code.


COMPANY APPROVAL

         The Company reserves the right to accept or reject any contract application at its sole discretion.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

         The Company may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If the Company has made incorrect annuity payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity payments.

FIXED ACCOUNT INVESTMENT OPTIONS


For information on Fixed Account Investment Options for Ven 7 contracts see Appendix C and for Ven 3 and Ven 1 contracts see Appendix D.



         Due to certain exemptive and exclusionary provisions, interests in the fixed account investment options are not registered under the Securities Act of 1933, as amended, (the "1933 Act") and the Company's general account is not registered as an investment company under the 1940 Act. Accordingly, neither interests in the fixed account investment options nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act and the staff of the SEC has not reviewed the disclosures in this Prospectus relating thereto. Disclosures relating to interests in the fixed account investment options and the general account, however, may be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement.


         Pursuant to a Guarantee Agreement dated March 31, 1996, Manulife, the ultimate parent of the Company, unconditionally guarantees to the Company on behalf of and for the benefit of the Company and owners of fixed annuity contracts issued by the Company that it will, on demand, make funds available to the Company for the timely payment of contractual claims under fixed annuity contracts issued after June 27, 1984. This Guarantee covers the fixed portion of the contracts described by this Prospectus. This Guarantee may be terminated by Manulife on notice to the Company. Termination will not affect Manulife's continuing liability with respect to all fixed annuity contracts issued prior to the termination of the Guarantee except if: (i) the liability to pay contractual claims under the contracts is assumed by another insurer or (ii) the Company is sold and the buyer's guarantee is substituted for the Manulife guarantee.


         Effective June 30, 1995, the Company entered into a Reinsurance Agreement with Peoples Security Life Insurance Company ("Peoples") pursuant to which Peoples reinsures certain amounts with respect to the fixed account portion of the contract described in this Prospectus. Under this Reinsurance Agreement, the Company remains liable for the contractual obligations of the contracts' fixed account and Peoples agrees to reimburse the Company for certain amounts and obligations in connection with the fixed account. Peoples contractual liability runs solely to the Company, and no contract owner shall have any right of action against Peoples. Peoples is a wholly-owned subsidiary of Louisville, Kentucky based Providian Corporation, a diversified financial services corporation.



         Investment Options. Currently, there are five fixed account investment options under the contract: one, three, five and seven year investment accounts and a one year DCA fixed investment account may be established under the DCA program to make automatic monthly transfers from a one year fixed account to one or more variable investment options (see "SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING" for details). The Company may offer additional fixed account investment options for any yearly period from two to ten years. Fixed investment accounts provide for the accumulation of interest on purchase payments at guaranteed rates for the duration of the guarantee period. The guaranteed interest rates on new amounts allocated or transferred to a fixed investment account are determined from time-to-time by the Company in accordance with market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period and may not be changed by the Company. Notwithstanding the foregoing, with respect to contracts issued in the State of Oregon, no purchase payments may be invested, transferred or reinvested into any fixed account investment option with a guarantee period of more than one year within 15 years of the maturity date, and no purchase payments may be invested in the one year fixed account investment option within six years of the maturity date.



         Investment Accounts. Contract owners may allocate purchase payments, or make transfers from the variable investment options, to the fixed account investment options at any time prior to the maturity date. The Company establishes a separate investment account each time the contract owner allocates or transfers amounts to a fixed account investment option. Amounts may not be allocated to a fixed account investment option that would extend the guarantee period beyond the maturity date.


         Renewals. At the end of a guarantee period, the contract owner may establish a new investment account with the same guarantee period at the then current interest rate, select a different fixed account investment option or transfer the amounts to a variable account investment option, all without the imposition of any charge. The contract owner may not select a guarantee period that would extend beyond the maturity date. In the case of renewals within one year of the maturity date, the only fixed account investment option available is to have interest accrued up to the maturity date at the then current interest rate for one year guarantee periods.

         If the contract owner does not specify the renewal option desired, the Company will select the same guarantee period as has just expired, so long as such period does not extend beyond the maturity date. In the event a renewal would extend beyond the maturity date, the Company will select the longest period that will not extend beyond such date, except in the case of a renewal within one year of the maturity date in which case the Company will credit interest up to the maturity date at the then current interest rate for one year guarantee periods.

         Market Value Charge. Any amount withdrawn, transferred or borrowed from an investment account prior to the end of the guarantee period may be subject to a market value charge. A market value charge will be calculated separately for each investment account affected by a transaction to which a market value charge may apply. The market value charge for an investment account will be calculated by multiplying the amount withdrawn or transferred from the investment account by the adjustment factor described below.

         The adjustment factor is determined by the following formula:
         0.75x(B-A)xC/12  where:

         A - The guaranteed interest rate on the investment account.

         B - The guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new investment account with the same length of guarantee period as the investment account from which the amounts are being withdrawn.

         C - The number of complete months remaining to the end of the guarantee period.

         For purposes of applying this calculation, the maximum difference between "B" and "A" will be 3%. The adjustment factor may never be less than zero.

         The total market value charge will be the sum of the market value charges for each investment account being withdrawn. Where the guaranteed rate available on the date of the request is less than the rate guaranteed on the investment account from which the amounts are being withdrawn (B-A in the adjustment factor is negative), there is no market value charge. There is only a market value charge when interest rates have increased (B-A in the adjustment factor is positive).


         There will be no market value charge on withdrawals from the fixed account investment options in the following situations: (a) death of the contract owner; (b) amounts withdrawn to pay fees or charges; (c) amounts applied at the maturity date to purchase an annuity at the guaranteed rates provided in the contract; (d) amounts withdrawn from investment accounts within one month prior to the end of the guarantee period; (e) amounts withdrawn from a one-year fixed investment account; and (f) amounts withdrawn in any contract year that do not exceed 10% of total purchase payments less any prior partial withdrawals in that year.


         Notwithstanding application of the foregoing formula, in no event will the market value charge (i) be greater than the amount by which the earnings attributable to the amount withdrawn or transferred from an investment account exceed an annual rate of 3%, (ii) together with any withdrawal charges for an investment account be greater than 10% of the amount transferred or withdrawn, or (iii) reduce the amount payable on withdrawal or transfer below the amount required under the non-forfeiture laws of the state with jurisdiction over the contract. The cumulative effect of the market value and withdrawal charges could, however, result in a contract owner receiving total withdrawal proceeds of less than the contract owner's investment in the contract.

         Transfers. Prior to the maturity date, the contract owner may transfer amounts among the fixed account investment options and from the fixed account investment options to the variable account investment options, subject to the following conditions. An amount in a fixed investment account may not be transferred until held in such account for at least one year, except transfers may be made pursuant to the Dollar Cost Averaging program. Consequently, except as noted above, amounts in one year investment accounts effectively may not be transferred prior to the end of the guarantee period. Amounts in any other investment accounts may be transferred after the one year holding period has been satisfied, but the market value charge described above may apply to such a transfer. The market value charge, if applicable, will be deducted from the amount transferred.

         The contract owner must specify the fixed account investment option from or to which a transfer is to be made. Where there are multiple investment accounts within a fixed account investment option, amounts must be withdrawn from the fixed account investment option on a first-in-first-out basis.

         Withdrawals. The contract owner may make total and partial withdrawals of amounts held in fixed account investment options at any time prior to his or her death. Withdrawals from fixed account investment options will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply to withdrawals from fixed account investment options: (1) the Company reserves the right to defer payment of amounts withdrawn from fixed account investment options for up to six months from the date it receives the written withdrawal request (if a withdrawal is deferred for more than 30 days pursuant to this right, the Company will pay interest on the amount deferred at a rate not less than 3% per year); (2) if there are multiple investment accounts under a fixed account investment option, amounts must be withdrawn from such accounts on a first-in-first-out basis; and
(3) the market value charge described above may apply to withdrawals from any investment option except for a one year investment option. In the event a market value charge applies to a withdrawal from a fixed investment account, it will be calculated with respect to the full amount in the investment account and deducted from the amount payable in the case of a total withdrawal. In the case of a partial withdrawal, the market value charge will be calculated on the amount requested and deducted, if applicable, from the remaining investment account value.


         Where a contract owner requests a partial withdrawal from a contract in excess of the amounts in the variable account investment options and does not specify the fixed account investment options from which the withdrawal is to be made, such withdrawal will be made from the investment options beginning with the shortest guarantee period. Within such sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first-out basis. For this purpose, the one year DCA fixed account investment option is considered to have a shorter guarantee period than the one year fixed account investment option.



         Withdrawals from the contract may be subject to income tax and a 10% penalty tax. Withdrawals are permitted from contracts issued in connection with
Section 403(b) qualified plans only under limited circumstances (see "FEDERAL TAX MATTERS").


         Loans. The Company offers a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. Owners of such contracts may obtain loans using the contract as the only security for the loan. Owners of such contracts may borrow amounts allocated to fixed investment accounts in the same manner and subject to the same limitations as set forth under "LOANS". The market value charge described above may apply to amounts transferred from the fixed investment accounts to the loan account in connection with such loans and, if applicable, will be deducted from the amount so transferred.


         Fixed Annuity Options. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT BEFORE MATURITY DATE"), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS"). The amount of each fixed annuity payment is determined by applying the portion of the proceeds (less any applicable premium taxes) applied to purchase the fixed annuity to the appropriate table in the contract. If the table in use by the Company is more favorable to the contract owner, the Company will substitute that table. The Company guarantees the dollar amount of fixed annuity payments.



GUARANTEED INCOME FOR TOMORROW BENEFIT



         The Guaranteed Income For Tomorrow Benefit (the "Income Benefit") guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The Income Benefit is based on the aggregate net purchase payments applied to the contract, accumulated at interest, minus an adjustment for any partial withdrawals. The amount of the monthly annuity payment provided by the Income Benefit is determined by applying the Income Base, described below, to the annuity purchase rates set forth in the Income Benefit Rider. Because the fixed annuity options provided for in the contract are based on the contract value at the time of annuitization, the amount of the monthly payments under such options may exceed the monthly payments provided by the Income Benefit Rider. If the Income Benefit is exercised and the annuity payment available under the contract is greater than the monthly payment provided by the Income Benefit Rider, the Company will pay the monthly annuity payment available under the contract. The Income Benefit is available for contracts issued on or after May 1, 1998. The Income Benefit is currently not available in the following states:__________ and is not available for Ven 7, Ven 3 or Ven 1 contracts.



         Income Base. The Income Base is equal to (a) less (b), where (a) is the sum of all payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the contract, and (b) is the sum of Income Base reductions on a pro rata basis in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs. The growth factor is 6% per annum for annuitant issue ages up to age 75, and 4% per annum for annuitant issue ages 76 or older. The growth factor is reduced to 0% once the annuitant has attained age 85. Income Base reduction on a pro rata basis is equal to the Income Base immediately prior to a partial withdrawal multiplied by the percentage reduction in contract value resulting from a partial withdrawal.



         If the Income Benefit is added to the contract after the contract date, the Income Base on the date the rider is issued (the "Rider Date") is the contract value on the Rider Date. For purposes of subsequent calculation of the Income Base, the contract value on the Rider Date will be treated as a purchase payment made on the Rider Date. In addition, all purchase payments made and all amounts deducted in connection with partial withdrawals prior to the Rider Date will not be considered in determining the Income Base.



         The Income Base is also reduced for any withdrawal charge remaining on the date the Income Benefit is exercised. The Company reserves the right to reduce the Income Base by any premium taxes that may apply.



         The Income Base is used solely for purposes of calculating the Income Benefit and does not provide a contract value or guarantee performance of any investment option.



         Step-Up of Income Base. Within 30 days immediately following any contract anniversary, the owner may elect to step-up the Income Base to the contract value on that contract anniversary by sending the Company a written request. If the owner elects to step-up the Income Base, the earliest date that the owner may exercise the Income Benefit is extended to the seventh contract anniversary following the most recent date the Income Base was stepped-up to contract value (the "Step-Up Date").



         Following a step-up of the Income Base, the Income Base as of the Step-Up Date is equal to the contract value on the Step-Up Date. For purposes of subsequent calculation of the Income Base, the contract value on the Step-Up Date will be treated as a purchase payment made on that date. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the Step-Up Date will not be considered in determining the Income Base.



         Conditions of Exercise of the Income Benefit. The Income Benefit may be exercised subject to the following conditions:

         1. The Income Benefit must be exercised within 30 days immediately following an Election Date. An Election Date is the seventh or later contract anniversary following the date the income benefit is elected or, in the case of a step-up of the Income Base, the seventh or later contract anniversary following the Step-Up Date.



         2. The Income Benefit must be exercised by the later of (i) the contract anniversary immediately prior to the annuitant's 85th birthday or (ii) the tenth contract anniversary.



         Monthly Income Factors. The Income Benefit may be used to purchase a guaranteed lifetime income under the following annuity options: (1) Life Annuity with a 10-Year Period Certain or (2) Joint and Survivor Life Annuity with a 20-Year Period Certain.



         Option 1: Life Annuity with a 10-Year Period certain. An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.



         Option 2: Joint and Survivor Life Annuity with a 20-Year Period Certain. An annuity with payments guaranteed for 20 years and continuing thereafter during the lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 20 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the twentieth year.



         The monthly income factors depend upon the annuitant's (and co-annuitant's, if any) sex and age (nearest birthday) and the annuity option selected. The factors are based on the 1983 Table A projected at Scale G, and reflect an assumed interest rate of 3% per year.



         Illustrated below are Income Benefit amounts per $100,000 of initial payments, for a male annuitant and a female co-annuitant both age 60 (at issue), on contract anniversaries as indicated below, assuming no subsequent payments or withdrawals and assuming there was no step-up of the Income Base.



                                                                                Income Benefit-Annual
                                              Income Benefit-Annual Income     Income Joint & Survivor
                 Contract Anniversary          Life Annuity with 10 Year      Life Annuity with 20 Year
                      at Election                    Period Certain                Period Certain
            -------------------------------- ------------------------------- ---------------------------
                           7                            $ 9,797                         $ 7,830
                          10                            $12,593                         $ 9,842
                          15                            $19,124                         $14,293




         Income Rider Fee. The risk assumed by the Company associated with the Income Benefit is that the annuity benefits payable under the Income Benefit are greater than the annuity benefits that would have been payable had the owner selected another annuity benefit permitted by the contract (see "ANNUITY PROVISIONS"). To compensate the Company for this risk, the Company charges an annual Income Rider Fee (the "Rider Fee"). On or before Maturity Date, the Rider Fee is deducted on each contract anniversary. The amount of the Rider Fee is equal to [.25%] multiplied by the Income Base in effect on that contract anniversary. The fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.



         In the case of full withdrawal of contract value on any date other than the contract anniversary, the Company will deduct the Rider Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the Rider Fee is equal to [.25%] multiplied by the Income Base immediately prior to withdrawal. The Rider Fee will not be deducted during the annuity period. For purposes of determining the Rider Fee, annuity payment commencement shall be treated as a full withdrawal.



         THE INCOME BENEFIT DOES NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, THE INCOME BENEFIT SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BENEFIT," WITHDRAWALS WILL REDUCE THE INCOME BENEFIT.


                             CHARGES AND DEDUCTIONS

         Charges and deductions under the contracts are assessed against purchase payments, contract values or annuity payments. Currently, there are no deductions made from purchase payments, except for premium taxes in certain states. In addition, there are deductions from and expenses paid out of the assets of the Trust portfolios that are described in the accompanying prospectus of the Trust.


WITHDRAWAL CHARGES


For information on Withdrawal Charges for Ven 7 contracts see Appendix C and for Ven 3 and Ven 1 contracts see Appendix D.


         If a withdrawal is made from the contract before the maturity date, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than seven complete contract years. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other free withdrawal amounts described below or purchase payments that have been in the contract more than seven complete contract years. In no event may the total withdrawal charges exceed 6% of the amount invested. The amount of the withdrawal charge and when it is assessed is discussed below:

         1. Each withdrawal from the contract is allocated first to the "free withdrawal amount" and second to "unliquidated purchase payments". In any contract year, the free withdrawal amount for that year is the greater of (1) the excess of the contract value on the date of withdrawal over the unliquidated purchase payments (the accumulated earnings on the contract) or (2) the excess of (i) over (ii), where (i) is 10% of total purchase payments and (ii) is all prior partial withdrawals in that contract year. Withdrawals allocated to the free withdrawal amount may be withdrawn without the imposition of a withdrawal charge. The free withdrawal amount will be applied to a requested withdrawal, first, to withdrawals from variable account investment options and then to withdrawals from fixed account investment options beginning with those with the shortest guarantee period first and the longest guarantee period last.

         2. If a withdrawal is made for an amount in excess of the free withdrawal amount, the excess will be allocated to purchase payments which will be liquidated on a first-in first-out basis. On any withdrawal request, the Company will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated.

         3. Each purchase payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.

           NUMBER OF COMPLETE YEARS OF
               PURCHASE PAYMENT IN                 WITHDRAWAL CHARGE
                    CONTRACT                          PERCENTAGE

                       0                                    6%
                       1                                    6%
                       2                                    5%
                       3                                    5%
                       4                                    4%
                       5                                    3%
                       6                                    2%
                       7+                                   0%

         The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.

         4. The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge.

         5. There is generally no withdrawal charge on distributions made as a result of the death of the contract owner or, if applicable, the annuitant, (see "DEATH BENEFIT BEFORE MATURITY DATE - Amount of Death Benefit"), and no withdrawal charges are imposed on the maturity date if the contract owner annuitizes as provided in the contract.


         The amount collected from the withdrawal charge will be used to reimburse the Company for the compensation paid to cover selling concessions to broker-dealers, preparation of sales literature and other expenses related to sales activity.


         For examples of calculation of the withdrawal charge, see Appendix A. Withdrawals from the fixed account investment options may be subject to a market value charge in addition to the withdrawal charge described above (see "FIXED ACCOUNT INVESTMENT OPTIONS").


REDUCTION OR ELIMINATION OF WITHDRAWAL CHARGE

         The amount of the withdrawal charge on a contract may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in such a manner that results in savings of sales expenses. The entitlement to such a reduction in the withdrawal charge will be determined by the Company in the following manner:

         1. The size and type of group to which sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

         2. The total amount of purchase payments to be received will be considered. Per dollar sales expenses are likely to be less on larger purchase payments than on smaller ones.

         3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

         4. The level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer the contract in connection with financial planning programs offered on a fee for service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the contracts, thereby reducing the Company's sales expenses.

         5. There may be other circumstances of which the Company is not presently aware, which could result in reduced sales expenses.

         If, after consideration of the foregoing factors, it is determined that there will be a reduction in sales expenses, the Company will provide a reduction in the withdrawal charge. The withdrawal charge will be eliminated when a contract is issued to an officer, director or employee (or a relative thereof) of the Company, Manulife, the Trust or any of their affiliates. In no event will reduction or elimination of the withdrawal charge be permitted where such reduction or elimination will be unfairly discriminatory to any person.


         Withdrawal Charge Waiver in Connection with Clinton's Administration's Fiscal Year 1999 Budget Proposal



         The Clinton administration's Fiscal Year 1999 Budget proposal dated February 2, 1998 (the "1999 Budget Proposal") contains proposals to change the taxation of non-qualified annuity contracts (see "FEDERAL TAX MATTERS - Introduction"). While it is uncertain whether the 1999 Budget Proposal will become law, if the 1999 Budget Proposal is enacted substantially as proposed, withdrawal charges will be waived on purchase payments made on or after February 2, 1998, provided such amounts are withdrawn within 60 days of the date that the 1999 Budget Proposal becomes law. The Company reserves the right to terminate this withdrawal charge waiver at any time. If the waiver is terminated, purchase payments made from February 2, 1998 to the termination date of the waiver will not be subject to withdrawal charge as provided above. This waiver does not affect a contract owner's right to cancel a contract within the ten day right to review period (see "OTHER CONTRACT PROVISIONS - Ten Day Right to Review"). Withdrawals may be subject to income tax to the extent of earnings under the contract and, if made prior to age 59-1/2, generally will be subject to a 10% IRS penalty tax (see "FEDERAL TAX MATTERS - Taxation of Partial and Full Withdrawals"). The waiver of the withdrawal charge does not apply to Ven 3 and Ven 1 contracts.


ADMINISTRATION FEES


For information on the Administration Fee applicable to Ven 7 contracts see Appendix C and to Ven 3 and Ven 1 contracts see Appendix D.

         Except as noted below, the Company will deduct each year an annual administration fee of $30 as partial compensation for the cost of providing all administrative services attributable to the contracts and the operations of the Variable Account and the Company in connection with the contracts. However, if prior to the maturity date the contract value is equal to or greater than $100,000 at the time of the fee's assessment, the fee will be waived. Prior to the maturity date, this administration fee is deducted on the last day of each contract year. It is withdrawn from each investment option in the same proportion that the value of such investment option bears to the contract value. If the entire contract is withdrawn on other than the last day of any contract year, the $30 administration fee will be deducted from the amount paid. During the annuity period, the fee is deducted on a pro-rata basis from each annuity payment.

         A daily charge in an amount equal to 0.15% of the value of each variable investment account on an annual basis is also deducted from each sub-account to reimburse the Company for administrative expenses. This asset based administrative charge will not be deducted from the fixed account investment options. The charge will be reflected in the contract value as a proportionate reduction in the value of each variable investment account. Because this portion of the administrative fee is a percentage of assets rather than a flat amount, larger contracts will in effect pay a higher proportion of this portion of the administrative expense than smaller contracts.

         The Company does not expect to recover from such fees any amount in excess of its accumulated administrative expenses. Even though administrative expenses may increase, the Company guarantees that it will not increase the amount of the administration fees.

REDUCTION OR ELIMINATION OF ANNUAL ADMINISTRATION FEE

         The amount of the annual administration fee on a contract may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in such a manner that results in savings of administration expenses. The entitlement to such a reduction or elimination of the administration charges will be determined by the Company in the following manner:

         1. The size and type of group to which administrative services are to be provided will be considered.

         2. The total amount of purchase payments to be received will be considered.

         3. There may be other circumstances of which the Company is not presently aware, which could result in reduced administrative expense.

         If, after consideration of the foregoing factors, it is determined that there will be a reduction or elimination of administration expenses, the Company will provide a reduction in the annual administration fee. In no event will reduction or elimination of the administration fees be permitted where such reduction or elimination will be unfairly discriminatory to any person. The Company may waive all or a portion of the administration fee when a contract is issued to an officer, director or employee, or relative thereof, of the Company, Manulife, the Trust or any of their affiliates.

MORTALITY AND EXPENSE RISK CHARGE


For information on Mortality and Expense Risk Charges for Ven 1 contracts see Appendix D.



         The mortality risk assumed by the Company is the risk that annuitants may live for a longer period of time than estimated. The Company assumes this mortality risk by virtue of annuity rates incorporated into the contract which cannot be changed. This assures each annuitant that his longevity will not have an adverse effect on the amount of annuity payments. Also, the Company guarantees that if the contract owner dies before the maturity date, it will pay a death benefit (see "DEATH BENEFIT BEFORE MATURITY DATE"). The expense risk assumed by the Company is the risk that the administration charges or withdrawal charge may be insufficient to cover actual expenses.


         To compensate it for assuming these risks, the Company deducts from each of the sub-accounts a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis, consisting of .8% for the mortality risk and .45% for the expense risk. The charge will be reflected in the contract value as a proportionate reduction in the value of each variable investment account. The rate of the mortality and expense risk charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks undertaken, the Company will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to the Company and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. The mortality and expense risk charge is not assessed against the fixed account investment options.

TAXES

         The Company reserves the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity payments. Such taxes may include premium taxes or other taxes levied by any government entity which the Company determines to have resulted from the (i) establishment or maintenance of the Variable Account, (ii) receipt by the Company of purchase payments, (iii) issuance of the contacts, or (iv) commencement or continuance of annuity payments under the contracts. In addition, the Company will withhold taxes to the extent required by applicable law.


         Except for residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted from the contract value used to provide for fixed or variable annuity payments. For residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted upon payment of any withdrawal benefits, upon any annuitization, or payment of death benefits. The amount deducted will depend on the premium tax assessed in the applicable state. State premium taxes currently range from 0% to 3.5% depending on the jurisdiction and the tax status of the contract and are subject to change by the legislature or other authority (see "APPENDIX B: STATE PREMIUM TAXES").


                               FEDERAL TAX MATTERS
INTRODUCTION


         The following discussion of the Federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. A qualified tax advisor should always be consulted with regard to the application of law to individual circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.



         The 1999 Budget Proposal contains proposals to change the taxation of non-qualified annuity contracts. The 1999 Budget Proposal proposes to tax exchanges of variable contracts for fixed contracts, exchanges of fixed contracts for variable contracts, exchanges of variable contracts for variable contracts and reallocation within variable contracts. Currently, owners of annuity contracts may exchange their contracts for another annuity without currently incurring tax, and reallocations among investment options are not treated as a taxable exchange. In addition, the 1999 Budget Proposal proposes that the contract owner's basis in annuity contracts be reduced annually by 1.25% of the cash value for purposes of determining the taxable gain on surrenders, withdrawals, and all annuity payments except those made for life at the rates guaranteed in the contract. Currently, basis in annuity contracts is not reduced by this amount. The 1999 Budget Proposal states that it generally would apply only to contracts issued after the date of first congressional committee action, but that the new exchange and reallocation rules would also apply to any existing contract that was materially changed. While it is uncertain whether the 1999 Budget Proposal will become law, if the 1999 Budget Proposal is enacted substantially as proposed, withdrawal charges will be waived (see "CHARGES AND DEDUCTIONS Reduction or Elimination of Withdrawal Charge"). The waiver of the withdrawal charge does not apply to Ven 3 and Ven 1 contracts.



         This discussion does not address state or local tax consequences associated with the purchase of a contract. In ADDITION, THE COMPANY MAKES NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.


THE COMPANY'S TAX STATUS


         The Company is taxed as a life insurance company under the Code. Since the operations of the Variable Account are a part of, and are taxed with, the operations of the Company, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a contract. The Company does not anticipate that it will incur any Federal income tax liability attributable to such income and gains of the Variable Account, and therefore the Company does not intend to make provisions for any such taxes. If the Company is taxed on investment income or capital gains of the Variable Account, then the Company may impose a charge against the Variable Account in order to make provisions for such taxes.


TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL DURING ACCUMULATION PERIOD


         Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. However, certain requirements must be satisfied in order for this general rule to apply, including: (1) the contract must be owned by an individual (or treated as owned by an individual), (2) the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department regulations, (3) the Company, rather than the owner, must be considered the owner of the assets of the Variable Account for Federal tax purposes, and (4) the contract must provide for appropriate amortization, through annuity payments, of the contract's purchase payments and earnings, e.g., the maturity date must not occur at too advanced an age.



         Non-Natural Owners. As a general rule, deferred annuity contracts held by "non-natural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for Federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. However, this special exception will not apply in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.


         In addition, exceptions to the general rule for non-natural contract owners will apply with respect to (1) contracts acquired by an estate of a decedent by reason of the death of the decedent, (2) certain qualified contracts, (3) certain contracts purchased by employers upon the termination of certain qualified plans, (4) certain contracts used in connection with structured settlement agreements, and (5) contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


         Loss of Interest Deduction Where Contracts are Held by or for the Benefit of Certain Non-Natural Persons. In the case of contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, recent changes in the tax law may result in otherwise deductible interest no longer being deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect contracts where the income on such contracts is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.



         Diversification Requirements. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department Regulations. The Secretary of the Treasury has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.



         Although the Company does not control the investments of the Trust, it expects that the Trust will comply with such regulations so that the Variable Account will be considered "adequately diversified."



         Ownership Treatment. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In addition, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts [of a separate account] without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.



         The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. These differences could result in the contract owner being treated as the owner of the assets of the Variable Account and thus subject to current taxation on the income and gains from those assets. In addition, the Company does not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract owner from being considered the owner of the assets of the Variable Account.


         Delayed Maturity Dates. If the contract's maturity date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age, e.g., past age 85, it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.



         The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that the Company will be treated as the owner of the Variable Account assets.


TAXATION OF PARTIAL AND FULL WITHDRAWALS

         In the case of a partial withdrawal, amounts received are includible in income to the extent the contract value before the withdrawal exceeds the "investment in the contract." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the "investment in the contract." For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludible from income as, for example, in the case of certain employer contributions to qualified plans) less any amounts previously received from the contract which were not included in income.


         Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the "contract value" and the "investment in the contract" at the time of transfer. In such case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.



         The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. As described elsewhere in this Prospectus, the Company imposes certain charges with respect to the death benefit. It is possible that those charges (or some portion thereof) could be treated for Federal income tax purposes as a partial withdrawal from the contract.


         There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

TAXATION OF ANNUITY PAYMENTS


         Normally, the portion of each annuity payment taxable as ordinary income is equal to the excess of the payment over the exclusion amount. In the case of variable annuity payments, the exclusion amount is the "investment in the contract" (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity payments, the exclusion amount is the amount determined by multiplying (1) the payment by (2) the ratio of the investment in the contract allocated to the fixed annuity option, adjusted for any period certain or refund feature, to the total expected value of annuity payments for the term of the contract (determined under Treasury Department regulations). A simplified method of determining the taxable portion of annuity payments applies to contracts issued in connection with certain qualified plans other than IRAs.


         Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

         Amounts may be distributed from a contract because of the death of an owner or the annuitant. Prior to the maturity date, such death benefit proceeds are includible in income as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. After the maturity date, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows: (1) if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or (2) if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity payments thereafter are fully includible in income.


PENALTY TAX ON PREMATURE DISTRIBUTIONS

         There is a 10% penalty tax on the taxable amount of any payment from a non-qualified contract unless the payment is: (a) received on or after the contract owner reaches age 59 1/2; (b) attributable to the contract owner's becoming disabled (as defined in the tax law); (c) made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law); (d) made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the annuitant or for the joint lives (or joint life expectancies) of the annuitant and designated beneficiary (as defined in the tax law); (e) made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or (f) made with respect to certain annuities issued in connection with structured settlement agreements. (A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.)

AGGREGATION OF CONTRACTS


         In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above.


QUALIFIED RETIREMENT PLANS

         The contracts are also designed for use in connection with certain types of retirement plans which receive favorable treatment under the Code. Numerous special tax rules apply to the participants in such qualified plans and to the contracts used in connection with such qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans.

         The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (Owners should always consult their tax advisors and retirement plan fiduciaries prior to exercising their loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that the owner may claim for such contribution, are limited under qualified plans. If this contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.


         In addition, special rules apply to the time at which distributions must commence and the form in which the distributions must be paid. For example, failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs, distributions of minimum amounts (as specified in the tax law) must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70-1/2. In the case of certain other qualified plans, distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires.


         There is also a 10% penalty tax on the taxable amount of any payment from certain qualified contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a "SIMPLE retirement account" during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement (as defined in the tax law) maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA", including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a payment (a) received on or after the contract owner reaches age 59-1/2, (b) received on or after the owner's death or because of the owner's disability (as defined in the tax law), or (c) made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law). These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, exception "c" above for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs taken after December 31, 1997 which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. Owners wishing to take a distribution from an IRA for these purposes should consult their tax advisor.


         When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, the Company shall not be bound by terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless the Company consents.

QUALIFIED PLAN TYPES

         Following are brief descriptions of various types of qualified plans in connection with which the Company may issue a contract.


         Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "IRA." IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The contract may not, however, be used in connection with an "Education IRA" under Section 530 of the Code.


         IRAs generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the contract's death benefit could be viewed as providing life insurance coverage with the result that the contract would not be viewed as satisfying the requirements of an IRA.


         Simplified Employee Pensions (SEP-IRAs). Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. As discussed above (see "Individual Retirement Annuities"), there is some uncertainty regarding the treatment of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SEP-IRAs). Employers intending to use the contract in connection with such plans should seek competent advice.



         SIMPLE IRAs. Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see "Individual Retirement Annuities"), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SIMPLE IRAs). Employers intending to use the contract in connection with such plans should seek competent advice.


         Corporate and Self-Employed ("H.R. 10" and "Keogh") Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed

Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh", permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that such death benefit could be characterized as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants. Employers intending to use the contract in connection with such plans should seek competent advice.


         Tax-Sheltered Annuities. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities". Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that such death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract as part of his or her tax-sheltered annuity plan.



         Tax-sheltered annuity contracts must contain restrictions on withdrawals of (i) contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989. These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent the Company is directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account.)



         Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes. Those who intend to use the contracts in connection with such plans should seek competent advice.



         Roth IRAs. Recently enacted Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs differ from other IRAs in several respects. Among the differences is that, although contributions to a Roth IRA are not deductible, "qualified distributions" from a Roth IRA will be excludable from income. Additionally, the eligibility and mandatory distribution requirements for Roth IRAs differ from non-Roth IRAs. Furthermore, a rollover may be made to a Roth IRA only if it is a "qualified rollover contribution." A "qualified rollover contribution" is a rollover contribution to a Roth IRA from another Roth IRA or from a non-Roth IRA, but only if such rollover contribution meets the rollover requirements for IRAs under Section 408(d)(3) of the Code. In the case of a qualified rollover contribution or a transfer from a non-Roth IRA to a Roth IRA, any portion of the amount rolled over which would be includible in gross income were it not part of a qualified rollover contribution or a nontaxable transfer will be includible in gross income. However, the 10 percent penalty tax on premature distributions generally will not apply.



         All or part of amounts in a non-Roth IRA may be converted into a Roth IRA. Such a conversion can be made without taking an actual distribution from the IRA. For example, an individual may make a conversion by notifying the IRA issuer or trustee, whichever is applicable. The conversion of an IRA to a Roth IRA is a special type of qualified rollover distribution. Hence, the IRA participant must be eligible to make a qualified rollover distribution in order to convert an IRA to a Roth IRA. A conversion typically will result in the inclusion of some or all of the IRA value in gross income, as described above. Persons with adjusted gross incomes in excess of $100,000 or who are married and file a separate return are not eligible to make a qualified rollover contribution or a transfer in a taxable year from a non-Roth IRA to a Roth IRA.



         Any "qualified distribution" from a Roth IRA is excludible from gross income. A "qualified distribution" is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after the owner attains age 59-1/2, (b) made after the owner's death, (c) attributable to the owner being disabled, or (d) a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code. Second, the payment or distribution must be made in a taxable year that is at least five years after (a) the first taxable year for which a contribution was made to any Roth IRA established for the owner, or (b) in the case of a payment or distribution properly allocable to a qualified rollover contribution from a non-Roth IRA (or income allocable thereto), the taxable year in which the rollover contribution was made. A distribution from a Roth IRA which is not a qualified distribution is generally taxed in the same manner as a distribution from non-Roth IRAs. Distributions from a Roth IRA need not commence at age 70-1/2.



         As described above (see "Individual Retirement Annuities"), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which include Roth IRAs). Persons intending to use the contract in connection with a Roth IRA should seek competent advice.


DIRECT ROLLOVERS


         If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, any "eligible rollover distribution" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, and (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments."



         Under these requirements, Federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the distributee elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.


FEDERAL INCOME TAX WITHHOLDING


         The Company will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the distributee notifies the Company at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, the Company may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.


                                 GENERAL MATTERS

TAX DEFERRAL


         The status of the contract as an annuity generally allows all earnings on the underlying investments to be tax-deferred until withdrawn or until annuity payments begin (see "FEDERAL TAX MATTERS"). This tax deferred treatment may be beneficial to contract owners in building assets in a long-term investment program.


PERFORMANCE DATA


         Each of the sub-accounts may in its advertising and sales materials quote total return figures. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures, although standardized figures will always accompany non-standardized figures. Non-standardized total return figures may be quoted assuming both (i) redemption at the end of the time period and
(ii) not assuming redemption at the end of the time period. Standardized figures include total return figures from: (i) the inception date of the sub-account of the Variable Account which invests in the portfolio or (ii) ten years, whichever period is shorter. Non-standardized figures include total return numbers from:
(i) inception date of the portfolio or (ii) ten year, whichever period is shorter. Such figures will always include the average annual total return for recent one year and, when applicable, five and ten year periods and, where less than ten years, the inception date of the sub-account, in the case of standardized returns, and the inception date of the portfolio, in the case of non-standardized returns. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period. The average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated. For total return figures quoted for periods prior to the commencement of the offering of the contract standardized performance data will be the historical performance of the Trust portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts offered by the Company, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc. into the Trust, the inception date of the applicable predecessor Manulife Series Fund portfolio), adjusted to reflect current contract charges. Past performance figures quoted are not intended to indicate future performance of any sub-account. More detailed information on the computations is set forth in the Statement of Additional Information.


FINANCIAL STATEMENTS

         Financial Statements for the Variable Account and the Company are contained in the Statement of Additional Information.

ASSET ALLOCATION AND TIMING SERVICES

         The Company is aware that certain third parties are offering asset allocation and timing services in connection with the contracts. In certain cases the Company has agreed to honor transfer instructions from such asset allocation and timing services where it has received powers of attorney, in a form acceptable to it, from the contract owners participating in the service. THE COMPANY DOES NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND CONTRACT OWNERS SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

DISTRIBUTION OF CONTRACTS


         MSS located at 73 Tremont Street, Boston, Massachusetts 02108, a Delaware limited liability company controlled by the Company, is the principal underwriter of the contracts in addition to providing advisory services to the Trust. MSS is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and a member of the National Association of Securities Dealers, Inc. ("NASD"). MSS has entered into a non-exclusive promotional agent agreement with Wood Logan Associates, Inc. ("Wood Logan"). Wood Logan is a broker-dealer registered under the 1934 Act and a member of the NASD. Wood Logan is a wholly owned subsidiary of a holding company that is 62.5% owned by The Manufacturers Life Insurance Company (U.S.A.), 22.5% owned by MRL Holding, LLC and 15% owned by the principals of Wood Logan. Sales of the contracts will be made by registered representatives of broker-dealers authorized by MSS to sell the contracts. Such registered representatives will also be licensed insurance agents of the Company. Under the promotional agent agreement, Wood Logan will recruit and provide sales training and licensing assistance to such registered representatives. In addition, Wood Logan will prepare sales and promotional materials for the Company's approval. MSS will pay distribution compensation to selling brokers in varying amounts which under normal circumstances are not expected to exceed 6% of purchase payments and 0.75% of the contract value per year beginning in the second contract year. MSS may from time to time pay additional compensation pursuant to promotional contests. Additionally, in some circumstances, MSS will provide reimbursement of certain sales and marketing expenses. MSS will pay the promotional agent for providing marketing support for the distribution of the contracts.


CONTRACT OWNER INQUIRIES

         All contract owner inquiries should be directed to the Company's Annuity Service Office at P.O. Box 9230, Boston, Massachusetts 02205-9230.


CONFIRMATION STATEMENTS



         Owners will be sent confirmation statements for certain transactions in their account. Owners should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to the Company's Annuity Service Office. If the owner fails to notify the Company's Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, the owner will be deemed to have ratified the transaction.


LEGAL PROCEEDINGS

         There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither the Company nor MSS are involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.


OTHER INFORMATION


         A registration statement has been filed with the SEC under the 1933 Act with respect to the variable portion of the contracts discussed in this Prospectus. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Prospectus. Statements contained in this Prospectus or the Statement of Additional Information concerning the content of the contracts and other legal instruments are only summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.



              STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS



General Information and History........................................   3
Performance Data.......................................................   3
Services
       Independent Auditors............................................  18
       Servicing Agent.................................................  18
       Principal Underwriter...........................................  18
       Cancellation of Contract........................................  18
Financial Statements...................................................  19

                                   APPENDIX A


EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE*


EXAMPLE 1 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are no partial withdrawals. The table below illustrates four examples of the withdrawal charges that would be imposed if the contract is completely withdrawn, based on hypothetical contract values.

    CONTRACT           HYPOTHETICAL              FREE                                          WITHDRAWAL
      YEAR               CONTRACT             WITHDRAWAL           PAYMENTS                      CHARGE
                           VALUE                AMOUNT            LIQUIDATED
                                                                                  ---------------------------------
                                                                                    PERCENT            AMOUNT
-------------------------------------------------------------------------------------------------------------------
        2                 55,000                5,000(a)            50,000              6%               3,000
        4                 50,500                5,000(b)            45,500              5%               2,275
        6                 60,000               10,000(c)            50,000              3%               1,500
        8                 70,000               20,000(d)            50,000              0%                    0

----------

(a) During any contract year the free withdrawal amount is the greater of accumulated earnings, or 10% of the total payments made under the contract less any prior partial withdrawals in that contract year. In the second contract year the earnings under the contract and 10% of payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against such liquidated payment (contract value less free withdrawal amount).

(b) In the example for the fourth contract year, the accumulated earnings of $500 is less than 10% of payments, therefore the free withdrawal amount is equal to 10% of payments ($50,000 X 10% = $5,000) and the withdrawal charge is only applied to payments liquidated (contract value less free withdrawal amount).

(c) In the example for the sixth contract year, the accumulated earnings of $10,000 is greater than 10% of payments ($5,000), therefore the free withdrawal amount is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the payments liquidated (contract value less free withdrawal amount).

(d) There is no withdrawal charge on any payments liquidated that have been in the contract for at least 7 years.


EXAMPLE 2 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are a series of four partial withdrawals made during the third contract year of $2,000, $5,000, $7,000, and $8,000.

     HYPOTHETICAL       PARTIAL WITHDRAWAL         FREE                                        WITHDRAWAL
       CONTRACT              REQUESTED          WITHDRAWAL          PAYMENTS                     CHARGE
         VALUE                                    AMOUNT           LIQUIDATED
                                                                                  ---------------------------------
                                                                                      PERCENT            AMOUNT
-------------------------------------------------------------------------------------------------------------------
        65,000                 2,000            15,000(a)                  0            5%                    0
        49,000                 5,000              3,000(b)           2,000              5%                 100
        52,000                 7,000              4,000(c)           3,000              5%                 150
        44,000                 8,000                  0(d)           8,000              5%                 400

----------

(a) The free withdrawal amount during any contract year is the greater of the contract value less the unliquidated payments (accumulated earnings), or 10% of payments less 100% of all prior withdrawals in that contract year. For the first example, accumulated earnings of $15,000 is the free withdrawal amount since it is greater than 10% of payments less prior withdrawals ($5,000-0). The amount requested ($2,000) is less than the free withdrawal amount so no payments are liquidated and no withdrawal charge applies.

(b) The contract has negative accumulated earnings ($49,000-$50,000), so the free withdrawal amount is limited to 10% of payments less all prior withdrawals. Since $2,000 has already been withdrawn in the current contract year, the remaining free withdrawal amount during the third contract year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $48,000.

(c) The contract has increased in value to $52,000. The unliquidated payments are $48,000 so the accumulated earnings are $4,000, which is greater than 10% of payments less prior withdrawals
         ($5,000-$2,000-$5,000<0). Hence the free withdrawal amount is $4,000.
         Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $45,000.

(d) The free withdrawal amount is zero since the contract has negative accumulated earnings ($44,000-$45,000) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next contract year the full 10% of payments would be available again for withdrawal requests during that year.


*Example does not illustrate withdrawal charges applicable to Ven 7, Ven 3 or Ven 1 contracts.

                                   APPENDIX B

                               STATE PREMIUM TAXES


         Premium taxes vary according to the state and are subject to change. In many jurisdictions there is no tax at all. For current information, a tax advisor should be consulted.



                                                                         TAX RATE

                                                                QUALIFIED        NON-QUALIFIED
STATE                                                           CONTRACTS        CONTRACTS
----------------------------------------------------------------------------------------------
CALIFORNIA...........................................              .50%              2.35%
DISTRICT OF COLUMBIA.................................             2.25%              2.25%
KENTUCKY ............................................             2.00%              2.00%
MAINE ...............................................              .00               2.00%
NEVADA ..............................................              .00               3.50%
PUERTO RICO..........................................             1.00%              1.00%
SOUTH DAKOTA*........................................              .00               1.25%
WEST VIRGINIA........................................             1.00%              1.00%
WYOMING .............................................              .00               1.00%



* Premium tax paid upon receipt of premium (no tax at annuitization if tax paid on premium at issue).

                                   APPENDIX C



PRIOR CONTRACTS



         The Company has a class of variable annuity contract which is no longer being issued, except in the states of ________, but under which purchase payments may continue to be made ("prior contract" or "Ven 7 contracts"), which were sold during the period from August, 1989 until February, 1995 and which continue to be sold in _______.



         The principal differences between the contract offered by this Prospectus and the prior contract relate to the investment options available under the contracts, a minimum interest rate to be credited for any guarantee period under the fixed portion of the contracts, the charges made by the Company and the death benefit provisions.



INVESTMENT OPTIONS



         The investment options under the prior contract differ as follows from the investment options described in this Prospectus. The prior contract does not allow for investments in the five and seven year fixed account investments options. The prior contract allows investments in a six year fixed account investment option not available under the contract offered by this Prospectus. The prior contract does not provide the Company the authority to offer additional fixed account investment options for any yearly period from two to ten years.



FIXED ACCOUNT MINIMUM INTEREST GUARANTEE



         The minimum interest rate to be credited for any guarantee period under the fixed portion of the prior contract is 4%.



MARKET VALUE CHARGE



         For purposes of calculating the market value adjustment factor (see "FIXED ACCOUNT INVESTMENT OPTIONS - Market Value Charge") the maximum difference between "B" and "A" will be 3% under the prior contract. The adjustment factor will never be greater than 2x(A-4%) and never less than zero. ("A" is the guaranteed interest rate on the investment account. "B" is the guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new investment account with the same length of guarantee period as the investment account from which the amounts are being withdrawn.)



         There will be no market value charge on withdrawals from the fixed account investment options in the following situations: (a) death of the annuitant; (b) amounts withdrawn to pay fees or charges; (c) amounts applied at the maturity date to purchase an annuity as provided in the contract; (d) amounts withdrawn from three and six year investment accounts within one month prior to the end of the guarantee period; and (e) amounts withdrawn in any year that do not exceed 10% of total purchase payments less any prior partial withdrawals in that contract year.



         Notwithstanding application of the market value adjustment factor formula, in no event will the market value charge (i) exceed the earnings attributable to the amount withdrawn from an investment account, (ii) together with any withdrawal charges for an investment account be greater than 10% of the amount transferred or withdrawn, or (iii) reduce the amount payable on withdrawal or transfer below the amount required under the nonforfeiture laws of the state with jurisdiction over the contract. The cumulative effect of the market value and withdrawal charges (or the effect of the withdrawal charge itself) could, however, result in an owner receiving total withdrawal proceeds of less than the owner's investment in the contract.



WITHDRAWAL CHARGES



         The withdrawal charges under the prior contract differ from the withdrawal charges described in this Prospectus.



Prior Contract Withdrawal Charge



         The withdrawal charge assessed under the prior contract is as follows:



         If a withdrawal is made from the contract by an owner before the maturity date, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract for the owner less than six complete contract years. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other free withdrawal amounts described below or purchase payments that have been in the contract more than six complete contract years. In no event may the total withdrawal charges exceed 6% of the total purchase payments. The amount of the withdrawal charge and when it is assessed is discussed below:



         1. Each withdrawal is allocated first to the "free withdrawal amount" and second to "unliquidated purchase payments." In any contract year, the free withdrawal amount for that year is the greater of (1) the excess of the contract value on the date of withdrawal over the unliquidated purchase payments (the accumulated earnings on the contract) or (2) 10% of total purchase payments less any prior partial withdrawals in that contract year. Withdrawals allocated to the free withdrawal amount may be withdrawn without the imposition of a withdrawal charge.



         2. If an owner makes a withdrawal for an amount in excess of the free withdrawal amount, the excess will be allocated to purchase payments which will be liquidated on a first-in first-out basis. On any withdrawal request, the Company will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated.



         3. Each purchase payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.



        NUMBER OF COMPLETE YEARS                          WITHDRAWAL CHARGE
      PURCHASE PAYMENT IN CONTRACT                         PERCENTAGE



                    0                                           6%
                    1                                           6%
                    2                                           5%
                    3                                           4%
                    4                                           3%
                    5                                           2%
                    6+                                          0%



         The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.



         4. The withdrawal charge is deducted from the contract value remaining after the owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge and market value charge.



         5. There is generally no withdrawal charge on distributions made as a result of the death of the annuitant or owner and no withdrawal charges are imposed on the maturity date if the owner annuitizes as provided in the contract.



ADMINISTRATION FEES



         The prior contract makes no provision for the waiver of the $30 annual administration fee when prior to the maturity date the contract value equals or exceeds $100,000 at the time of the fee's assessment.



DEATH BENEFIT PROVISIONS



Prior Contract Death Benefit Provisions



         The provisions governing the death benefit prior to the maturity date under the prior contract are as follows:



         Death of Annuitant who is not the Owner. The Company will pay the minimum death benefit, less any debt, to the beneficiary if the owner is not the annuitant and the annuitant dies before the owner and before the maturity date. If there is more than one such annuitant, the minimum death benefit will be paid on the death of the last surviving co-annuitant. The minimum death benefit will be paid either as a lump sum or in accordance with any of the annuity options available under the contract. An election to receive the death benefit under an annuity option must be made within 60 days after the date on which the death benefit first becomes payable. Rather than receiving the minimum death benefit, the beneficiary may elect to continue the contract as the new owner. (In general, a beneficiary who makes such an election will nonetheless be treated for Federal income tax purposes as if he or she had received the minimum death benefit.)



         Death of Annuitant who is the Owner. The Company will pay the minimum death benefit, less any debt, to the beneficiary if the owner is the annuitant, dies before the maturity date and is not survived by a co-annuitant. If the contract is a non-qualified contract, the owner is the annuitant and the owner dies before the maturity date survived by a co-annuitant, the Company, instead of paying the minimum death benefit to the beneficiary, will pay to the successor owner an amount equal to the amount payable on total withdrawal without reduction for any withdrawal charge. If the contract is a non-qualified contract, distribution of the minimum death benefit to the beneficiary (or of the amount payable to the successor owner) must be made within five years after the owner's death. If the beneficiary or successor owner, as appropriate, is an individual, in lieu of distribution within five years of the owner's death, distribution may be made as an annuity which begins within one year of the owner's death and is payable over the life of the beneficiary (or the successor owner, as appropriate) or over a period not in excess of the life expectancy of the beneficiary (or the successor owner, as appropriate). If the owner's spouse is the beneficiary (or the successor owner, as appropriate) that spouse may elect to continue the contract as the new owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when an owner dies generally will apply when that spouse, as the owner, dies.



         Death of Owner who is not the Annuitant. If the owner is not the annuitant and dies before the maturity date and before the annuitant, the successor owner will become the owner of the contract. If the contract is a non-qualified contract, an amount equal to the amount payable on total withdrawal, without reduction for any withdrawal charge, will be paid to the successor owner. Distribution of the amount to the successor owner must be made within five years of the owner's death. If the successor owner is an individual, in lieu of distribution within five years of the owner's death, distribution may be made as an annuity which begins within one year of the owner's death and is payable over the life of the successor owner (or over a period not greater than the successor owner's life expectancy). If the owner's spouse is the successor owner, that spouse may elect to continue the contract as the new owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when an owner dies generally will apply when that spouse, as the owner, dies.



         For purposes of these death benefit provisions applicable on an owner's death (whether or not such owner is an annuitant), if a non-qualified contract has more than one individual owner, death benefits must be paid as provided in the prior contract upon the death of any such owner. If both owners are individuals, the distributions will be made to the remaining owner rather than to the successor owner.



         Entity as Owner. In the case of a non-qualified contract where the owner is not an individual (for example, the owner is a corporation or a trust), the special rules stated in this paragraph apply. For purposes of distributions of death benefits before the maturity date, any annuitant will be treated as the owner, and a change in the annuitant or any co-annuitant shall be treated as the death of the owner. In the case of distributions which result from a change in an annuitant when the annuitant does not actually die, the amount distributed will be reduced by charges which would otherwise apply upon withdrawal.



         If a non-qualified contract has both an individual and a non-individual owner, death benefits must be paid as provided in the prior contract upon the death of any annuitant, a change in any annuitant, or the death of any individual owner, whichever occurs earlier.



         The minimum death benefit during the first six contract years will be equal to the greater of: (a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals. During any subsequent six contract year period, the minimum death benefit will be the greater of (a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the minimum death benefit on the last day of the previous six contract year period plus any purchase payments made and less any amount deducted in connection with partial withdrawals since then. If the annuitant dies after the first of the month following his or her 85th birthday, the minimum death benefit will be the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office.



         Death benefits will be paid within seven days of receipt of due proof of death and all required claim forms at the Company's Annuity Service Office, subject to postponement under the same circumstances that payment of withdrawals may be postponed.



OTHER CONTRACT PROVISIONS

Contract Maturity Date



         Under the prior contract, the maturity date is the later of the first day of the month following the 85th birthday of the annuitant or the sixth contract anniversary. The prior contract allows the owner to specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date must be the first day of a month no later than the first day of the month following the 85th birthday of the annuitant.



Annuity Tables Assumed Interest Rate



         A 4% assumed interest rate is built into the annuity tables in the prior contract used to determine the first variable annuity payment to be made under that contract.



Beneficiary



         Under the prior contract certain provisions relating to beneficiary are as follows:



         The beneficiary is the person, persons or entity designated in the application or as subsequently named. The beneficiary may be changed during the lifetime of the annuitant subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by the Company and if approved, will be effective as of the date on which written. The Company assumes no liability for any payments made or actions taken before the change is approved. Prior to the maturity date, if no beneficiary survives the annuitant, the contract owner or the contract owner's estate will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. In the case of certain qualified contracts, regulations promulgated by the Treasury Department prescribe certain limitations on the designation of a beneficiary.



GUARANTEED INCOME FOR TOMORROW BENEFIT



         The Guaranteed Income for Tomorrow Benefit is not available for Ven 7 contracts.



                        TABLE OF ACCUMULATION UNIT VALUES



                                 Ven 7 Contracts




                                         UNIT VALUE             UNIT VALUE       NUMBER OF UNITS
SUB-ACCOUNT                            AT START OF YEAR*       AT END OF YEAR      AT END OF YEAR
------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets
  1997..............................     $12.500000
Science & Technology
  1997..............................     $12.500000
International Small Cap
  1996..............................     $12.500000            $13.493094          3,114,351
  1997..............................      13.493094
Emerging Growth
  1997..............................     $12.500000
Pilgrim Baxter Growth
  1997..............................     $12.500000
Small/Mid Cap
  1996..............................     $12.500000            $13.215952          5,250,942
  1997..............................      13.215952
International Stock
  1997..............................     $12.500000
Worldwide Growth
  1997..............................     $12.500000

                                           UNIT VALUE             UNIT VALUE            NUMBER OF UNITS
SUB-ACCOUNT                             AT START OF YEAR*       AT END OF YEAR           AT END OF YEAR
-------------------------------------------------------------------------------------------------------
Global Equity
  1989..............................       $10.038462             12.259530               1,599,855
  1990..............................        12.259530             10.827724               3,216,667
  1991..............................        10.827724             12.044260               4,968,734
  1992..............................        12.044260             11.790318               7,560,807
  1993..............................        11.790318             15.450341              18,493,192
  1994..............................        15.450341             15.500933              28,273,754
  1995..............................        15.500933             16.459655              25,947,632
  1996                                      16.459655             18.276450              23,363,742
  1997                                      18.276450
Small Company Value
  1997                                     $12.500000
Equity
  1989..............................       $ 9.695125            $12.208846               1,443,222
  1990..............................        12.208846             10.618693               1,044,365
  1991..............................        10.618693             12.349952               3,238,479
  1992..............................        12.349952             13.143309              10,082,924
  1993..............................        13.143309             15.075040              18,691,511
  1994..............................        15.075040             14.786831              27,046,973
  1995..............................        14.786831             20.821819              31,264,936
  1996..............................        20.821819             24.664354              30,156,559
  1997..............................        24.664354
Growth
  1996                                     $12.500000            $13.727312               1,704,337
  1997                                      13.727312
Quantitative Equity
  1997                                     $12.500000
Blue Chip Growth
  1992..............................       $10.000000           $  9.923524               2,614,367
  1993..............................         9.923524              9.413546               8,733,734
  1994..............................         9.413546              8.837480              12,682,151
  1995..............................         8.837480             11.026969              16,013,892
  1996..............................        11.026969             13.688523              16,253,601
  1997..............................        13.688523
Real Estate Securities
  1997..............................       $12.500000
Value
  1997..............................       $12.500000
International Growth and Income
  1995..............................       $10.000000            $10.554228               4,340,859
  1996..............................        10.554228             11.718276               6,310,744
  1997..............................        11.718276
Growth and Income
  1991..............................       $10.874875            $10.973500               3,689,377
  1992..............................        10.973500             11.927411               8,573,365
  1993..............................        11.927411             12.893007              16,816,664
  1994..............................        12.893007             13.076664              22,827,949
  1995..............................        13.076640             16.660889              25,312,482
  1996..............................        16.660889             20.178770              26,519,026
  1997..............................        20.178770


                                           UNIT VALUE             UNIT VALUE            NUMBER OF UNITS
SUB-ACCOUNT                             AT START OF YEAR*       AT END OF YEAR           AT END OF YEAR
-------------------------------------------------------------------------------------------------------
Equity-Income
  1993..............................       $10.000000            $11.175534                 5,061,871
  1994..............................        11.175534             11.107620                13,006,071
  1995..............................        11.107620             13.548849                16,254,844
  1996..............................        13.548849             16.011513                17,199,292
  1997..............................        16.011513
Balanced
  1997..............................       $12.500000
Aggressive Asset Allocation
  1989..............................       $10.000000           $  9.824046                 7,476,667
  1990..............................         9.824046              8.982210                 3,434,253
  1991..............................         8.982210             10.891189                 5,038,265
  1992..............................        10.891189             11.623893                 6,990,120
  1993..............................        11.623893             12.642493                 8,147,578
  1994..............................        12.642493             12.381395                 9,915,078
  1995..............................        12.381395             14.990551                 9,004,834
  1996..............................        14.990551             16.701647                 7,824,895
  1997..............................        16.701647
High Yield
  1997..............................       $12.500000
Moderate Asset Allocation
  1989..............................       $10.000000           $  9.973206               2,137,590
  1990..............................         9.973206              9.221559              11,521,935
  1991..............................         9.221559             11.023964              15,739,307
  1992 .............................        11.023964             11.772128              21,949,044
  1993..............................        11.772128             12.775798              30,338,231
  1994..............................        12.775798             12.396295              31,579,176
  1995..............................        12.396295             14.752561              28,508,685
  1996..............................        14.752561             15.995076              23,443,602
  1997..............................        15.995076
Conservative Asset Allocation
  1989..............................       $10.000000            $10.052759              11,861,277
  1990..............................        10.052759              9.531831               5,005,473
  1991..............................         9.531831             11.166459               6,075,773
  1992..............................        11.166459             11.821212               9,218,954
  1993..............................        11.821212             12.705196              12,271,114
  1994..............................        12.705196             12.298940              11,519,563
  1995..............................        12.298940             14.320582              10,207,673
  1996..............................        14.320582             15.113142               8,273,488
  1997..............................        15.113142
Strategic Bond
  1993..............................       $10.000000            $10.750617               3,628,986
  1994..............................        10.750617              9.965972               6,059,065
  1995..............................         9.965972             11.716972               6,153,987
  1996..............................        11.716972             13.250563               7,575,451
  1997..............................        13.250563

                                           UNIT VALUE             UNIT VALUE            NUMBER OF UNITS
SUB-ACCOUNT                             AT START OF YEAR*       AT END OF YEAR           AT END OF YEAR
-------------------------------------------------------------------------------------------------------
Global Government Bond
  1989..............................       $10.097842            $10.404562                 300,163
  1990..............................        10.404562             11.642912                 503,123
  1991..............................        11.642912             13.302966               1,406,253
  1992..............................        13.302966             13.415849               3,990,936
  1993..............................        13.415849             15.741586               9,235,552
  1994..............................        15.741586             14.630721              10,820,359
  1995..............................        14.630721             17.772344               9,377,776
  1996..............................        17.772344             19.803954               8,200,560
  1997..............................        19.803954
Capital Growth Bond
  1997..............................       $12.500000
Investment Quality Bond
  1989..............................       $10.937890            $12.008936               1,924,256
  1990..............................        12.008936             11.517610                 226,591
  1991..............................        11.517610             13.183268               1,133,721
  1992..............................        13.183268             13.936240               2,633,165
  1993..............................        13.936240             15.118716               4,666,274
  1994..............................        15.118716             14.216516               5,662,391
  1995..............................        14.216516             16.751499               5,445,294
  1996..............................        16.751499             16.943257               4,762,551
  1997..............................        16.943257
U.S. Government Securities
  1990..............................       $10.826483            $11.596537                 515,572
  1991..............................        11.596537             13.037076               1,496,429
  1992..............................        13.037076             13.651495               7,034,773
  1993..............................        13.651495             14.49073_              11,566,348
  1994..............................        14.490734             14.111357               9,903,906
  1995..............................        14.111357             16.083213               8,402,470
  1996..............................        16.083213             16.393307               6,673,517
  1997..............................        16.393307
Money Market
  1989..............................       $10.865066            $11.634481               1,480,696
  1990..............................        11.634481             12.364687               2,465,280
  1991..............................        12.364687             12.890414               3,340,971
  1992..............................        12.890414             13.137257               4,636,753
  1993..............................        13.137257             13.303085               7,413,316
  1994..............................        13.303085             13.623292              12,741,277
  1995..............................        13.623292             14.190910               9,721,732
  1996..............................        14.190910             14.699636              10,149,260
  1997..............................        14.699636

                                           UNIT VALUE             UNIT VALUE            NUMBER OF UNITS
SUB-ACCOUNT                             AT START OF YEAR*       AT END OF YEAR           AT END OF YEAR
-------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000
  1997..............................       $12.500000
Lifestyle Growth 820
  1997..............................       $12.500000
Lifestyle Balanced 640
  1997..............................       $12.500000
Lifestyle Moderate 460
  1997..............................       $12.500000
Lifestyle Conservative 280
  1997..............................       $12.500000



* Units under this series of contracts were first credited under the sub-accounts on August 7, 1989, except in the case of Growth and Income where units were first credited on April 23, 1991, Blue Chip Growth where units were first credited on December 11, 1992, Equity-Income and Strategic Bond where units were first credited on February 19, 1993, International Growth and Income where units were first credited on January 9, 1995, Small/Mid Cap and International Small Cap where units were first credited on March 4, 1996, Growth where units were first credited on July 15, 1996, Pacific Rim Emerging Markets, Science & Technology, Emerging Growth, Pilgrim Baxter Growth, International Stock, Worldwide Growth, Quantitative Equity, Real Estate Securities, Value, Balanced, High Yield, Capital Growth Bond, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280 where units were first credited on January 2, 1997 and Small Company Value where units were first credited on October 1, 1997.

                                   APPENDIX D



PRIOR CONTRACTS



         Prior to October, 1993, the Company issued two classes of variable annuity contracts which are no longer being issued but under which purchase payments may continue to be made ("prior contracts" or "Ven 3 contracts"), which were sold during the period from November, 1986 until October, 1993 and "Ven 1 contracts", which were sold during the period from June, 1985 until June, 1987.



         The principal differences between the contract offered by this Prospectus and the prior contracts relate to the investment options available under the contracts, charges made by the Company and death benefit provisions.



EXPENSE SUMMARY



         The following table and Example are designed to assist contract owners in understanding the various costs and expenses that contract owners bear directly and indirectly. The table reflects expenses of the separate account and the underlying portfolio company. In addition to the items listed in the following table, premium taxes may be applicable to certain contracts. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Appendix (see "Other Contract Charges") and in the Prospectus (see "CHARGES AND DEDUCTIONS"). The items listed under "Trust Annual Expenses" are described in detail in the accompanying Trust prospectus to which reference should be made.




CONTRACT OWNERS TRANSACTION EXPENSES



                            Ven 1 and Ven 3 Contracts



            Deferred sales load (as percentage of purchase payments)

    NUMBER OF COMPLETE YEARS              WITHDRAWAL CHARGE
       PURCHASE PAYMENT IN                   PERCENTAGE
            CONTRACT

                 0                              5%
                 1                              5%
                 2                              5%
                 3                              5%
                 4                              5%
                 5+                             0%



                            Ven 1 and Ven 3 Contracts



ANNUAL CONTRACT FEE.................................................... $30



                                 Ven 1 Contracts



SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and expense risk fees......................................... 1.30%

Total Separate Account Annual Expenses.................................. 1.30%

                                 Ven 3 Contracts



SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and expense risk fees........................................ 1.25%
Administration fee - asset based....................................... 0.15%

Total Separate Account Annual Expenses................................. 1.40%



                            Ven 1 and Ven 3 Contracts



TRUST ANNUAL EXPENSES
(as a percentage of Trust average net assets)

See "SUMMARY - TRUST ANNUAL EXPENSES" in the Prospectus.



                                 Ven 1 Contracts



EXAMPLE



         A contract owner would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if the contract owner surrendered the contract at the end of the applicable time period:



TRUST PORTFOLIO                         1 YEAR          3 YEARS           5 YEARS         10 YEARS
---------------------------------------------------------------------------------------------------
Equity..............................     $69              $118              $167             $252
Investment Quality Bond.............      68               116               164              246
Money Market........................      66               110               154              225



         A contract owner would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if the contract owner annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period:



TRUST PORTFOLIO                        1 YEAR          3 YEARS           5 YEARS         10 YEARS
-------------------------------------------------------------------------------------------------
Equity .............................     $22               $68              $117             $252
Investment Quality Bond.............      22                67               114              246
Money Market........................      20                60               104              225




                                 Ven 3 Contracts



EXAMPLE



         A contract owner would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if the contract owner surrendered the contract at the end of the applicable time period:



TRUST PORTFOLIO                         1 YEAR          3 YEARS          5 YEARS*        10 YEARS*
--------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets........     $75              $138              $203             $323
Science & Technology................      74               134               195              308
International Small Cap.............      74               135               198              312
Emerging Growth.....................      72               129               188              293
Pilgrim Baxter Growth...............      73               131               191              300
Small/Mid Cap.......................      72               128               185              287
International Stock.................      75               137               201              319
Worldwide Growth....................      74               135               198              313
Global Equity.......................      72               127               183              283

TRUST PORTFOLIO                           1 YEAR          3 YEARS          5 YEARS*        10 YEARS*
----------------------------------------------------------------------------------------------------
Small Company Value.................      73               131
Equity..............................      70               121               172              262
Growth..............................      71               125               180              277
Quantitative Equity.................      69               120               171              259
Blue Chip Growth....................      71               126               181              280
Real Estate Securities..............      69               120               171              259
Value...............................      71               125               180              278
International Growth and Income.....      73               130               188              294
Growth and Income...................      69               120               172              261
Equity-Income.......................      70               122               175              267
Balanced............................      70               123               176              270
Aggressive Asset Allocation.........      70               123               177              272
High Yield..........................      70               123               177              271
Moderate Asset Allocation...........      70               122               175              267
Conservative Asset Allocation.......      70               123               177              271
Strategic Bond......................      70               123               176              270
Global Government Bond..............      71               124               179              275
Capital Growth Bond.................      69               119               169              255
Investment Quality Bond.............      69               119               169              256
U.S. Government Securities..........      69               118               168              254
Money Market........................      67               113               159              235
Lifestyle Aggressive 1000...........      73               130               188              294
Lifestyle Growth 820................      72               128               185              287
Lifestyle Balanced 640..............      71               125               180              277
Lifestyle Moderate 460..............      70               122               175              267
Lifestyle Conservative 280..........      69               118               168              253



* The example of expenses for the Small Company Value Trust contains figures for only one and three years since it is a newly created portfolio.



         A contract owner would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if the contract owner annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period:



TRUST PORTFOLIO                         1 YEAR          3 YEARS           5 YEARS*        10 YEARS*
-----------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets........     $29               $90              $153             $323
Science & Technology................      28                85               145              308
International Small Cap.............      28                87               148              312
Emerging Growth.....................      26                81               138              293
Pilgrim Baxter Growth...............      27                83               141              300
Small/Mid Cap.......................      26                79               135              287
International Stock.................      29                89               151              319
Worldwide Growth....................      28                87               148              313
Global Equity.......................      25                78               133              283
Small Company Value.................      27                82
Equity..............................      23                71               122              262
Growth..............................      25                76               130              277
Quantitative Equity.................      23                71               121              259
Blue Chip Growth....................      25                77               131              280
Real Estate Securities..............      23                71               121              259
Value...............................      25                76               130              278
International Growth and Income.....      26                81               138              294
Growth and Income...................      23                71               122              261
Equity-Income.......................      24                73               125              267
Balanced............................      24                74               126              270
Aggressive Asset Allocation.........      24                74               127              272

TRUST PORTFOLIO                           1 YEAR          3 YEARS           5 YEARS*        10 YEARS*
----------------------------------------------------------------------------------------------------
High Yield..........................      24                74               127              271
Moderate Asset Allocation...........      24                73               125              267
Conservative Asset Allocation.......      24                74               127              271
Strategic Bond......................      24                74               126              270
Global Government Bond..............      24                75               129              275
Capital Growth Bond.................      22                69               119              255
Investment Quality Bond.............      23                70               119              256
U.S. Government Securities..........      22                69               118              254
Money Market........................      21                64               109              235
Lifestyle Aggressive 100............      26                81               138              294
Lifestyle Growth 820................      26                79               135              287
Lifestyle Balanced 640..............      25                76               130              277
Lifestyle Moderate 460..............      24                73               125              267
Lifestyle Conservative 280..........      22                69               118              253



* The example of expenses for the Small Company Value Trust contains figures for only one and three years since it is a newly created portfolio.



INVESTMENT OPTIONS



         The Ven 3 and Ven 1 contracts do not provide for a fixed-dollar accumulation prior to the maturity date. Thus the descriptions in this Prospectus of the Fixed Account Investment Options, Loans and the transfer and Dollar Cost Averaging provisions, to the extent that they relate to the fixed account investment options, are not applicable to the prior contracts. Ven 1 differs further in that only three of the thirty-five sub-accounts of the Variable Account are available for the investment of contract values, namely, the Equity Trust, the Investment Quality Bond Trust and the Money Market Trust.



WITHDRAWAL CHARGES



         The withdrawal charges under the prior contracts differ from the withdrawal charges described in this Prospectus.



Ven 3 Withdrawal Charge.



         The withdrawal charge assessed under the Ven 3 contract is as follows:



         If a withdrawal is made from the contract before the maturity date, a 5% withdrawal charge (contingent deferred sales charge) may be assessed. The amount of the withdrawal charge and when it is assessed are discussed below:



         1. Withdrawals are allocated to purchase payments on a first-in-first-out basis. Each time a contract owner requests a withdrawal, whether or not a withdrawal charge is assessed, the Company will liquidate purchase payments equal to the amount requested in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated. Once all purchase payments have been liquidated, additional withdrawals will be allocated to the remaining contract value.



         2. A withdrawal charge will be assessed against purchase payments liquidated in excess of the free withdrawal amount. The free withdrawal amount in any contract year is the greater of: (i) 10% of the contract value at the beginning of the contract year, or (ii) 10% of the total purchase payments made in the current contract year and the preceding 4 contract years plus the amount of all unliquidated purchase payments made 5 or more contract years prior to the current contract year. Therefore, no withdrawal charge will apply to any purchase payment that has been in the contract for at least 5 years. After all purchase payments have been liquidated, any remaining contract value (accumulated earnings) may be withdrawn free of charge.



         3. The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. The withdrawal charge is deducted from the contract value by canceling accumulation units of a value equal to the charge and is deducted from each investment account ("subdivision") in proportion to the amount withdrawn from each investment account. In the case of a partial withdrawal the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge.

         4. Under no circumstances will the total of all withdrawal charges exceed 5% of total purchase payments.



         There is no withdrawal charge on distributions made as a result of the death of the annuitant or contract owner. There is also no withdrawal charge on amounts applied to an annuity option at the maturity date, as provided in the contract.



Ven 1 Withdrawal Charge.



         The withdrawal charge ("surrender charge") assessed under the Ven 1 contract is as follows:



         If a contract is surrendered, in whole or in part, before the maturity date, a withdrawal charge may be assessed. The amount of the withdrawal charge and when it is assessed are discussed below:



         The withdrawal charge is 5% of the lesser of (1) the amount surrendered or (2) the total of all purchase payments made within the sixty months immediately preceding the date of surrender. The charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete surrender when it is deducted from the amount otherwise payable. After the first contract year, no withdrawal charge will be made on that part of the first surrender in any contract year which does not exceed 10% of the contract value computed as of the date of such surrender. The right to surrender up to 10% of the contract value free of any withdrawal charge does not apply to qualified contracts issued as tax-sheltered annuities under
Section 403(b) of the Internal Revenue Code. There is no withdrawal charge on distributions made as a result of the death of the annuitant or contract owner. Under no circumstances will the total of all withdrawal charges exceed 9% of total purchase payments.



         The withdrawal charge will be deducted from the contract value by canceling accumulation units of a value equal to the charge. It will be made from each investment account in proportion to the amount withdrawn from such investment account.



OTHER CONTRACT CHARGES



         The Ven 1 contract provides for the deduction from each sub-account each valuation period of a charge at an effective annual rate of 1.30% of the contract reserves allocated to such sub-account, consisting of .8% for the mortality risk assumed by the Company and .5% for the expense risk assumed by the Company. However, there is no administration charge under the Ven 1 contract other than the $30 annual administration fee. The Ven 1 and Ven 3 contracts make no provision for the waiver of the $30 annual administration fee when prior to the maturity date the contract value equals or exceeds $100,000 at the time of the fee's assessment.



DEATH BENEFIT PROVISIONS



Ven 3 Death Benefit Provisions



         The provisions governing the death benefit prior to the maturity date under the Ven 3 contract are as follows:



         Death of Owner. The Company will pay a minimum death benefit to the beneficiary if the contract owner is the annuitant and dies before the maturity date. If the contract owner is not the annuitant and the contract owner dies before the annuitant and before the maturity date (or the contract owner is the annuitant and there is a surviving co-annuitant), instead of a minimum death benefit, the Company will distribute the contract owner's entire interest in the contract (the contract value determined on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office) to the contract owner's estate or to a successor owner. Distributions to a beneficiary, successor owner, or estate, as appropriate, will be made no later than 5 years after the contract owner's death, unless (1) the contract owner's spouse is the beneficiary or successor owner (in which case the spouse will be treated as the owner and distribution will be made no later than the date on which distribution would be required in accordance with this paragraph after the death of the spouse), or (2) the distribution is made to the beneficiary or successor owner who is an individual, begins not later than a year after the contract owner's death, and is made over a period not greater than the life expectancy of that beneficiary or successor owner.



         Death of Annuitant. A minimum death benefit will be paid to the beneficiary if the contract owner is not the annuitant and the annuitant dies before the contract owner and before the maturity date. If there is a co-annuitant, the minimum death benefit will be paid on the death of the last surviving co-annuitant.

         Entity as Owner. If the contract is not owned by an individual, for example, if it is owned by a corporation or a trust, the special rules stated in this paragraph apply. A change in the annuitant shall be treated as the death of the owner for purposes of these special distribution rules and the Company will distribute the contract owner's entire interest in the contract. Distributions to the contract owner or to the beneficiary, as appropriate, will be made not later than 5 years after the annuitant's death, unless (1) the annuitant's spouse is the beneficiary (in which case the spouse will be treated as the contract owner and distribution will be made no later than the date on which distribution would be required in accordance with this paragraph after the death of the spouse), or (2) the distribution is made to a beneficiary who is an individual, begins not later than a year after the annuitant's death, and is made over a period not greater than the life expectancy of that beneficiary.



         General Provisions. If there is more than one individual contract owner, death benefits must be paid as provided in the contract upon the death of any such contract owner.



         If there is both an individual and a non-individual contract owner, death benefits must be paid as provided in the contract upon the death of the annuitant or any individual contract owner, whichever occurs earlier.



         Due proof of death and all required claim forms are required upon the death of the contract owner or annuitant.



         During the first five contract years, the minimum death benefit payable to a beneficiary upon death of the annuitant is the greater of (a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals. During any subsequent five contract year period, the minimum death benefit will be the greater of (a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or
(b) the minimum death benefit determined in accordance with these provisions as of the last day of the previous five contract year period plus any purchase payments made and less any amount deducted in connection with partial withdrawals since then. The death benefit will be paid within seven days of receipt of due proof of death and all required claim forms at the Company's Annuity Service Office, subject to postponement under the same circumstances that payment of withdrawals may be postponed.



Ven 1 Death Benefit Provisions



         The death benefit provisions of the Ven 1 contract are as described above for the Ven 3 contract except that (i) the Ven 1 contract does not provide for the designation of successor owners or co-annuitants or changes of annuitants and (ii) the Ven 1 contract does not make special adjustments to the minimum death benefit for subsequent five contract year periods.



OTHER CONTRACT PROVISIONS



Transfers



         Under Ven 3 and Ven 1 contracts, owners may transfer all or part of their contract value to a fixed annuity contract issued by the Company at any time. In such case, the Company will waive any withdrawal charge that would otherwise be applicable under the terms of the contract. Similarly, the Company will permit holders of such fixed contracts to transfer certain contract values to the Variable Account. In such case, the contract values transferred will be attributable to certain purchase payments made under the fixed contract. For purposes of calculating the withdrawal charge under the contract, the contract date will be deemed to be the date of the earliest purchase payment transferred from the fixed contract and the date of other purchase payments transferred will be deemed to be the dates actually made under the fixed contract. A transfer of all or a part of the contract value from one contract to another may be treated as a distribution of all or a part of the contract value for Federal tax purposes.



         Under the Ven 1 contract, a contract owner may transfer prior to the maturity date amounts among investment accounts of the contract without charge, but such transfers cannot be made on more than two occasions in any contract year. After annuity payments have been made for at least 12 months under a Ven 1 contract, all or a portion of the assets held in a sub-account with respect to the contract may be transferred by the annuitant to one or more other sub-accounts. Such transfers can be made only once each 12 months upon notice to the Company at least 30 days before the due date of the first annuity payment to which the change will apply.



Annuity Option Provisions

         Under Ven 3 and Ven 1 contracts, there is no prescribed maturity date that will govern in the absence of contract owner selection. The owner must select a maturity date in the application. If no annuity option is selected by the owner of a Ven 3 or Ven 1 contract, the automatic option will be on a variable, not fixed, basis.



         Ven 3 and Ven 1 contracts require a minimum contract value in order to effect an annuity -- $2,000 for a Ven 3 contract and $5,000 for a Ven 1 contract, except for certain qualified Ven 1 contracts where the minimum is $3,500. Ven 3 and Ven 1 contracts prescribe no minimum amount for the first annuity payment but reserve the right to change the frequency of annuity payments if the first annuity payment would be less than $50.



Purchase Payments



         The provisions governing purchase payments under Ven 1 contracts are as follows: For qualified contracts, the minimum purchase payment is $25. For non-qualified contracts, the minimum initial purchase payment is $5,000 and the minimum subsequent purchase payment is $300. The Company may refuse to accept any purchase payment in excess of $10,000 per contract year.



Annuity Rates



         The annuity rates guaranteed in the Ven 1 contract differ from those guaranteed in the contract described in the Prospectus for annuitants of certain ages.



Annuity Tables Assumed Interest Rate



         A 4% assumed interest rate is built into the annuity tables in the Ven 1 and Ven 3 contracts used to determine the first variable annuity payment to be made under those contracts.



Beneficiary



         Under the Ven 3 and Ven 1 contracts certain provisions relating to beneficiary are as follows:



         The beneficiary is the person, persons, or entity designated in the application or as subsequently named. The beneficiary may be changed during the lifetime of the annuitant subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by the Company and if approved, will be effective as of the date on which written. The Company assumes no liability for any payments made or actions taken before the change is approved. Prior to the maturity date, if no beneficiary survives the annuitant, the contract owner or the contract owner's estate will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. In the case of certain qualified contracts, regulations promulgated by the Treasury Department prescribe certain limitations on the designation of a beneficiary.



GUARANTEED INCOME FOR TOMORROW BENEFIT



         The Guaranteed Income for Tomorrow Benefit is not available for Ven 3 or Ven 1 contracts.



                        TABLE OF ACCUMULATION UNIT VALUES



                                 Ven 3 Contracts



                                                  UNIT VALUE             UNIT VALUE            NUMBER OF UNITS
SUB-ACCOUNT                                    AT START OF YEAR*       AT END OF YEAR           AT END OF YEAR
--------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets
  1997..............................              $12.500000
Science & Technology
  1997..............................              $12.500000
International Small Cap
  1996..............................              $12.500000            $13.493094                 227,222.471
  1997..............................
Emerging Growth
  1997..............................              $12.500000

Pilgrim Baxter Growth
  1997..............................              $12.500000
Small/Mid Cap++
  1996..............................              $12.500000             13.215952                 293,765.467
  1997..............................
International Stock
  1997..............................              $12.500000
Worldwide Growth
  1997..............................              $12.500000

                                                  UNIT VALUE             UNIT VALUE            NUMBER OF UNITS
SUB-ACCOUNT                                    AT START OF YEAR*       AT END OF YEAR           AT END OF YEAR
--------------------------------------------------------------------------------------------------------------
Global Equity
  1988..............................              $10.000000            $10.038462                 187,978.790
  1989..............................               10.038462             12.259530               1,599,855.768
  1990..............................               12.259530             10.827724               2,578,853.673
  1991..............................               10.827724             12.044260               2,395,298.635
  1992..............................               12.044260             11.790318               2,262,222.969
  1993..............................               11.790318             15.450341               3,100,733.209
  1994..............................               15.450341             15.500933               3,543,341.154
  1995..............................               15.500933             16.459655               2,642,703.724
  1996..............................               16.459655             18.276450               2,070,671.367
  1997..............................
Small Company Value
  1997..............................              $12.500000
Equity
  1987..............................              $10.000000*          $  8.144663               4,242,221.369
  1988..............................                8.144663              9.695125              13,563,655.062
  1989..............................                9.695125             12.208846               1,443,222.778
  1990 .............................               12.208846             10.618693               2,192,929.561
  1991..............................               10.618693             12.349952               3,748,439.163
  1992..............................               12.349952             13.143309               4,354,245.114
  1993..............................               13.143309             15.075040               4,165,733.576
  1994..............................               15.075040             14.786831               2,684,785.345
  1995..............................               14.786831             20.821819               2,572,695.681
  1996..............................               20.821819             24.664354               2,196,812.816
  1997..............................
Growth
  1996..............................              $12.500000            $13.727312                  79,415.926
  1997..............................               13.727312
Quantitative Equity
  1997..............................              $12.500000
Blue Chip Growth
  1992..............................              $10.000000          $   9.923524                 356,487.848
  1993..............................                9.923524              9.413546                 586,908.649
  1994..............................                9.413546              8.837480                 576,875.573
  1995..............................                8.837480             11.026969                 683,051.399
  1996..............................               11.026969             13.688523                 731,368.138
  1997..............................               13.688523
Real Estate Securities
  1997..............................              $12.500000
Value
  1997..............................              $12.500000
International Growth and Income
  1995..............................               10.000000             10.554228                 227,050.855
  1996..............................               10.554228             11.718276                 281,119.474
  1997..............................               11.718276
Growth and Income
  1991..............................               10.000000             10.973500               1,530,130.493
  1992..............................               10.973500             11.927411               2,211,083.415
  1993..............................               11.927411             12.893007               2,248,648.359
  1994..............................               12.893007             13.076664               2,043,186.985
  1995..............................               13.076664             16.660889               2,105,056.205
  1996..............................               16.660889             20.178770               1,828,514.772
  1997..............................               20.178770

                                                  UNIT VALUE             UNIT VALUE            NUMBER OF UNITS
SUB-ACCOUNT                                    AT START OF YEAR*       AT END OF YEAR           AT END OF YEAR
---------------------------------------------------------------------------------------------------------------
Equity-Income
  1993..............................               10.000000             11.175534                 251,822.076
  1994..............................               11.175534             11.107620                 562,603.632
  1995..............................               11.107620             13.548849                 818,646.261
  1996..............................               13.548849             16.011513                 751,884.340
  1997..............................               16.011513
Balanced
  1997..............................              $12.500000
Aggressive Asset Allocation
  1989..............................              $10.000000             $9.824046               7,476,667.034
  1990..............................                9.824046              8.982210               6,387,718.448
  1991..............................                8.982210             10.891189               6,407,235.310
  1992..............................               10.891189             11.623893               6,026,587.849
  1993..............................               11.623893             12.642493               5,042,331.574
  1994..............................               12.642493             12.381395               3,562,197.567
  1995..............................               12.381395             14.990551               2,708,444.950
  1996..............................               14.990551             16.701647               2,195,447.490
  1997..............................               16.701647
High Yield
  1997..............................              $12.500000
Moderate Asset Allocation
  1989..............................              $10.000000             $9.973206               2,137,590.858
  1990..............................                9.973206              9.221559              23,978,405.670
  1991..............................                9.221559             11.023964              22,330,124.078
  1992..............................               11.023964             11.772128              20,887,367.134
  1993..............................               11.772128             12.775798              17,512,695.707
  1994..............................               12.775798             12.396295              12,484,174.615
  1995..............................               12.396295             14.752561               9,042,096.910
  1996..............................               14.752561             15.995076               7,206,776.711
Conservative Asset Allocation
  1989..............................              $10.000000            $10.052759              11,861,277.612
  1990..............................               10.052759              9.531831              10,705,080.076
  1991..............................                9.531831             11.166459               8,708,253.007
  1992..............................               11.166459             11.821212               7,777,630.143
  1993..............................               11.821212             12.705196               6,463,981.799
  1994..............................               12.705196             12.298940               4,556,265.387
  1995..............................               12.298940             14.320582               3,177,786.472
  1996..............................               14.320582             15.113142               2,507,618.496
  1997..............................               15.113142
Strategic Bond
  1993..............................               10.000000             10.750617                 163,195.638
  1994..............................               10.750617              9.965972                 181,540.594
  1995..............................                9.965972             11.716972                 211,267.468
  1996..............................               11.716972             13.250563                 258,026.189
  1997..............................               13.250563

                                                  UNIT VALUE             UNIT VALUE            NUMBER OF UNITS
SUB-ACCOUNT                                    AT START OF YEAR*       AT END OF YEAR           AT END OF YEAR
--------------------------------------------------------------------------------------------------------------
Global Government Bond
  1988..............................              $10.000000            $10.097842                 108,831.804
  1989..............................               10.097842             10.404562                 300,163.262
  1990..............................               10.404562             11.642912                 470,980.068
  1991..............................               11.642912             13.302966                 692,920.988
  1992..............................               13.302966             13.415849                 976,794.214
  1993..............................               13.415849             15.741586               1,551,958.318
  1994..............................               15.741586             14.630721               1,018,783.920
  1995..............................               14.630721             17.772344                 793,225.829
  1996..............................               17.772344             19.803954                 648,725.739
  1997..............................               19.803954
Capital Growth Bond
  1997..............................              $12.500000
Investment Quality Bond
  1987..............................              $10.000000            $10.357400               2,234,030.945
  1988..............................               10.357400             10.937890              10,253,483.698
  1989..............................               10.937890             12.008936               1,924,256.679
  1990..............................               12.008936             11.517610               1,423,403.443
  1991..............................               11.517610             13.183268               1,720,219.933
  1992..............................               13.183268             13.936240               1,572,065.442
  1993..............................               13.936240             15.118716               1,119,425.316
  1994..............................               15.118716             14.216516                 841,610.498
  1995..............................               14.216516             16.751499                 734,994.414
  1996..............................               16.751499             16.943257                 597,720.778
  1997..............................               16.943257
U.S. Government  Securities
  1988..............................              $10.000000             $9.702201                  10,203.403
  1989..............................                9.702201             10.826483                 300,163.430
  1990..............................               10.826483             11.596537                 366,010.353
  1991..............................               11.596537             13.037076                 720,491.624
  1992..............................               13.037076             13.651495               1,938,232.553
  1993..............................               13.651495             14.490734               1,478,270.571
  1994..............................               14.490734             14.111357                 909,659.824
  1995..............................               14.111357             16.083213                 954,067.593
  1996..............................               16.083213             16.393307                 710,502.942
  1997..............................               16.393307
Money Market
  1987..............................              $10.000000            $10.317570                 510,079.365
  1988..............................               10.317570             10.865066                 983,327.102
  1989..............................               10.865066             11.634481               1,480,696.936
  1990..............................               11.634481             12.364687               4,430,249.555
  1991..............................               12.364687             12.890414               2,754,467.033
  1992..............................               12.890414             13.137257               2,138,783.498
  1993..............................               13.137257             13.303085               1,659,478.414
  1994..............................               13.303085             13.623292               3,357,660.681
  1995..............................               13.623292             14.190910               2,370,449.919
  1996..............................               14.190910             14.699636               1,577,496.585
  1997..............................               14.699636
Lifestyle Aggressive 1000
  1997..............................              $12.500000
Lifestyle Growth 820
  1997..............................              $12.500000
Lifestyle Balanced 640
  1997..............................              $12.500000

                                                  UNIT VALUE             UNIT VALUE            NUMBER OF UNITS
SUB-ACCOUNT                                    AT START OF YEAR*       AT END OF YEAR           AT END OF YEAR
--------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460
  1997..............................              $12.500000
Lifestyle Conservative 280
  1997..............................              $12.500000



* Units under this series of contracts were first credited under the sub-accounts on November, 1986, except in the case of Investment Quality Bond and Money Market where units were first credited on May 4, 1987, Global Equity, Global Government Bond and U.S. Government Securities where units were first credited on March 18, 1988, Aggressive Asset Allocation, Moderate Asset Allocation and Conservative Asset Allocation where units were first credited on August 3, 1989, Growth and Income where units were first credited on April 23, 1991, Blue Chip Growth where units were first credited on December 11, 1992, Equity-Income and Strategic Bond where units were first credited on February 19, 1993, International Growth and Income where units were first credited on January 9, 1995, Small/Mid Cap and International Small Cap where units were first credited on March 4, 1996, Growth where units were first credited on July 15, 1996, Pacific Rim Emerging Markets, Science & Technology, Emerging Growth, Pilgrim Baxter Growth, International Stock, Worldwide Growth, Quantitative Equity, Real Estate Securities, Value, Balanced, High Yield, Capital Growth Bond, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280 where units were first credited on January 2, 1997 and Small Company Value where units were first credited on October 1, 1997.



                        TABLE OF ACCUMULATION UNIT VALUES



                                 Ven 1 Contracts



                                                  UNIT VALUE             UNIT VALUE            NUMBER OF UNITS
SUB-ACCOUNT                                    AT START OF YEAR        AT END OF YEAR           AT END OF YEAR
--------------------------------------------------------------------------------------------------------------
Equity*
  1985..............................              $10.000000            $10.734987                     385.265
  1986..............................               10.734987             12.558028                   4,651.489
  1987..............................               12.558028             13.248428                 179,246.825
  1988..............................               13.248428             15.787546                 146,228.732
  1989..............................               15.787546             19.902359                 108,382.617
  1990..............................               19.902359             17.329021                  93,278.975
  1991..............................               17.329021             20.176180                  88,873.664
  1992..............................               20.176180             21.495619                  39,451.366
  1993..............................               21.495619             24.681624                  29,876.682
  1994..............................               24.681624             24.235928                  24,893.636
  1995..............................               24.235928             34.164256                  18,792.722
  1996..............................               34.164256             40.513296                  18,983.608
  1997..............................               40.513296
Investment Quality Bond**
  1985..............................              $10.000000            $10.455832                     157.237
  1986..............................               10.455832             11.689643                   2,426.738
  1987..............................               11.689643             11.841366                 164,289.054
  1988..............................               11.841366             12.518584                 157,248.809
  1989..............................               12.518585             13.759270                 113,311.078
  1990..............................               13.759270             13.210721                 100,560.220
  1991..............................               13.210721             15.137617                  75,660.271
  1992..............................               15.137617             16.019604                  38,307.149
  1993..............................               16.019604             17.397685                  25,428.550
  1994..............................               17.397685             16.377174                  17,796.020
  1995..............................               16.377174             19.318272                  13,340.073
  1996..............................               19.318272             19.560775                  11,512.775
  1997..............................               19.560775

                                                  UNIT VALUE             UNIT VALUE            NUMBER OF UNITS
SUB-ACCOUNT                                    AT START OF YEAR        AT END OF YEAR           AT END OF YEAR
-------------------------------------------------------------------------------------------------------------
Money Market***
  1985..............................              $10.000000            $10.199136                     108.287
  1986..............................               10.199136             10.647679                     116.902
  1987..............................               10.647679             11.156548                  69,537.264
  1988..............................               11.156548             11.761294                  40,025.230
  1989..............................               11.761294             12.607783                  43,520.107
  1990..............................               12.607783             13.413682                  41,671.105
  1991..............................               13.413682             13.999175                  35,261.861
  1992..............................               13.999175             14.282708                   9,873.140
  1993..............................               14.282708             14.478685                   5,683.780
  1994..............................               14.478685             14.843213                   4,598.398
  1995..............................               14.843213             15.478376                   7,968.626
  1996..............................               15.478376             16.050779                   5,920.354
  1997..............................               16.050779




*        Commencement of operations July 1, 1985
**       Commencement of operations August 6, 1985
***      Commencement of operations August 23, 1985

                                     PART B




                           INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION
                   THE MANUFACTURERS LIFE INSURANCE COMPANY OF
                        NORTH AMERICA SEPARATE ACCOUNT A





                                       OF




                    THE MANUFACTURERS LIFE INSURANCE COMPANY
                                OF NORTH AMERICA




                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING









         This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing The Manufacturers Life Insurance Company of North America at the Annuity Service Office, P.O. Box 9230, Boston, Massachusetts 02205-9230 or telephoning (800) 344-1029.




       The date of this Statement of Additional Information is May 1, 1998





            The Manufacturers Life Insurance Company of North America
                              116 Huntington Avenue
                           Boston, Massachusetts 02116
                                 (617) 266-6004




V20/21.SAI598

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS



General Information and History.......................................  3
Performance Data......................................................  3
Services
       Independent Auditors........................................... 18
       Servicing Agent................................................ 18
       Principal Underwriter.......................................... 18
       Cancellation of Contract....................................... 18
Financial Statements.................................................. 19

                         GENERAL INFORMATION AND HISTORY



         The Manufacturers Life Insurance Company of North America Separate Account A (the "Variable Account") is a separate investment account of The Manufacturers Life Insurance Company of North America (the "Company"), a stock life insurance company organized under the laws of Delaware in 1979. The ultimate parent of the Company is The Manufacturers Life Insurance Company ("Manulife"), a Canadian mutual life insurance company based in Toronto, Canada. Prior to January 1, 1996, the Company was a wholly owned subsidiary of North American Life Assurance Company ("NAL"), a Canadian mutual life insurance company. On January 1, 1996 NAL and Manulife merged with the combined company retaining the name Manulife.


                                PERFORMANCE DATA


         Each of the sub-accounts may in its advertising and sales materials quote total return figures. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures, although standardized figures will always accompany non-standardized figures. Non-standardized total return figures may be quoted assuming both (i) redemption at the end of the time period and
(ii) not assuming redemption at the end of the time period. Standardized figures include total return figures from: (i) the inception date of the sub-account of the Variable Account which invests in the portfolio or (ii) ten years, whichever period is shorter. Non-standardized figures include total return numbers from:
(i) inception date of the portfolio or (ii) ten years, whichever period is shorter. Such figures will always include the average annual total return for recent one year and, when applicable, five and ten year periods and, where less than ten years, the inception date of the sub-account, in the case of standardized returns, and the inception date of the portfolio, in the case of non-standardized returns. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period. The average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated.



         In calculating standardized return figures, all recurring charges (all asset charges (mortality and expense risk fees, administrative fees)) are reflected, and the asset charges are reflected in changes in unit values. Standardized total return figures will be quoted assuming redemption at the end of the period. Non-standardized total return figures reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns. Non-standardized total return figures not reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns except that the calculations assume no redemption at the end of the period and do not reflect deduction of the annual contract fee. The Company believes such non-standardized figures not reflecting redemptions at the end of the time period are useful to contract owners who wish to assess the performance of an ongoing contract of the size that is meaningful to the individual contract owner.



         For total return figures quoted for periods prior to the commencement of the offering of the contract standardized performance data will be the historical performance of the Trust portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts offered by the Company; adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc. into the Trust, the inception date of the applicable predecessor Manulife Series Fund, Inc. portfolio), adjusted to reflect current contract charges.

                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
                       CALCULATED AS OF DECEMBER 31, 1997#



 TRUST PORTFOLIO                      1 YEAR               5 YEAR        SINCE INCEPTION OR 10    INCEPTION DATE*
                                                                          YEARS, WHICHEVER IS
                                                                                SHORTER

 Pacific Rim Emerging Markets          N/A                  N/A                 -37.94%                    01/01/97
 Science & Technology                  N/A                  N/A                  3.17%                     01/01/97
 International Small Cap              -6.04%                N/A                  0.72%                     03/04/96
 Emerging Growth                       N/A                  N/A                  10.53%                    01/01/97
 Pilgrim Baxter Growth                 N/A                  N/A                  -6.76%                    01/01/97
 Small/Mid Cap                        7.59%                 N/A                  7.45%                     03/04/96
 International Stock                   N/A                  N/A                  -4.31%                    01/01/97
 Worldwide Growth                      N/A                  N/A                  5.66%                     01/01/97
 Global Equity                        13.06%               12.51%                8.18%                     03/18/88
 Small Company Value                   N/A                  N/A                  -9.98%                    10/01/97
 Equity                               11.53%               16.67%                13.50%+                   06/18/85
 Growth                               17.55%                N/A                  19.40%                    07/15/96
 Quantitative Equity                   N/A                  N/A                  22.79%                    01/01/97
 Blue Chip Growth                     19.11%               10.96%                10.78%                    12/11/92
 Real Estate Securities                N/A                  N/A                  13.53%                    01/01/97
 Value                                 N/A                  N/A                  14.39%                    01/01/97
 International Growth &              -6.84%%                N/A                  3.33%                     01/09/95
 Income
 Growth and Income                    24.92%               16.77%                15.44%                    04/23/91
 Equity-Income                        21.84%                N/A                  15.35%                    02/19/93
 Balanced                              N/A                  N/A                  10.82%                    01/01/97
 Aggressive Asset Allocation          11.38%               10.44%                8.51%                     08/03/89
 High Yield                            N/A                  N/A                  5.06%                     01/01/97
 Moderate Asset Allocation            8.20%                8.57%                 7.51%                     08/03/89
 Conservative Asset                   3.84%                6.36%                 6.21%                     08/03/89
 Allocation
 Strategic Bond                       3.41%                 N/A                  7.26%                     02/19/93
 Global Government Bond              -4.03%                7.79%                 7.31%                     03/18/88

 Capital Growth Bond                   N/A                  N/A                  1.88%                     01/01/97

 TRUST PORTFOLIO                      1 YEAR               5 YEAR        SINCE INCEPTION OR 10    INCEPTION DATE*
                                                                          YEARS, WHICHEVER IS
                                                                                SHORTER
 Investment Quality Bond              2.27%                4.93%                 5.42%+                    06/18/85
 U.S. Government Securities           -1.09%               4.41%                 5.82%                     03/18/88
 Money Market                         -1.99%               2.23%                 3.93%+                    06/18/85
 Lifestyle Aggressive 1000             N/A                  N/A                  4.80%                     01/01/97
 Lifestyle Growth 820                  N/A                  N/A                  7.29%                     01/01/97
 Lifestyle Balanced 640                N/A                  N/A                  7.38%                     01/01/97
 Lifestyle Moderate 460                N/A                  N/A                  6.79%                     01/01/97
 Lifestyle Conservative 280            N/A                  N/A                  5.07%                     01/01/97
 Merrill Lynch Special Value                                                                               10/01/97
 Focus
 Merrill Lynch Basic Value                                                                                 10/01/97
 Focus
 Merrill Lynch Developing                                                                                  10/01/97
 Capital Markets



*Inception date of the sub-account of the Variable Account which invests in the portfolio.



+ 10 year average annual return.



#See charts below for Ven 7 total return figures.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES#
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1997



 TRUST PORTFOLIO                      1 YEAR               5 YEAR        SINCE INCEPTION OR 10   INCEPTION DATE OF
                                                                          YEARS, WHICHEVER IS        PORTFOLIO
                                                                                SHORTER
 Pacific Rim Emerging                -38.40%                N/A                 -10.58%              10/04/94
 Markets*
 Science & Technology                  N/A                  N/A                   3.17%              01/01/97
 International Small Cap              -6.04%                N/A                   0.72%              03/04/96
 Emerging Growth                       N/A                  N/A                  10.53%              01/01/97
 Pilgrim Baxter Growth                 N/A                  N/A                  -6.76%              01/01/97
 Small/Mid Cap                        7.59%                 N/A                   7.45%              03/04/96
 International Stock                   N/A                  N/A                  -4.31%              01/01/97
 Worldwide Growth                      N/A                  N/A                   5.66%              01/01/97
 Global Equity                        13.06%               12.51%                 8.18%              03/18/88
 Small Company Value                   N/A                  N/A                  -9.98%              10/01/97
 Equity                               11.53%               16.67%                13.50%+             06/18/85
 Growth                               17.55%                N/A                  19.40%              07/15/96
 Quantitative Equity*                 21.97%               14.40%                13.48%+             04/30/87
 Blue Chip Growth                     19.11%               10.96%                10.78%              12/11/92
 Real Estate Securities*              10.70%               14.83%                14.22%+             04/30/87
 Value                                 N/A                  N/A                  14.39%              01/01/97
 International Growth &               -6.84%                N/A                   3.33%              01/09/95
 Income
 Growth and Income                    24.92%               16.77%                15.44%              04/23/91
 Equity-Income                        21.84%                N/A                  15.35%              02/19/93
 Balanced                              N/A                  N/A                  10.82%              01/01/97
 Aggressive Asset Allocation          11.38%               10.44%                 8.51%              08/03/89
 High Yield                            N/A                  N/A                   5.06%              01/01/97
 Moderate Asset Allocation            8.20%                8.57%                  7.51%              08/03/89
 Conservative Asset                   3.84%                6.36%                  6.21%              08/03/89
 Allocation
 Strategic Bond                       3.41%                 N/A                   7.26%              02/19/93
 Global Government Bond              -4.03%                7.79%                  7.31%              03/18/88

 TRUST PORTFOLIO                      1 YEAR               5 YEAR        SINCE INCEPTION OR 10   INCEPTION DATE OF
                                                                          YEARS, WHICHEVER IS        PORTFOLIO
                                                                                SHORTER
 Capital Growth Bond*                  1.31%                4.99%              6.97%+                06/26/84
 Investment Quality Bond               2.27%                4.93%              5.42%+                06/18/85
 U.S. Government Securities            1.09%                4.41%              5.82%                 03/18/88
 Money Market                         -1.99%                2.23%              3.93%+                06/18/85
 Lifestyle Aggressive 1000             N/A                  N/A                4.80%                 01/01/97
 Lifestyle Growth 820                  N/A                  N/A                7.29%                 01/01/97
 Lifestyle Balanced 640                N/A                  N/A                7.38%                 01/01/97
 Lifestyle Moderate 460                N/A                  N/A                6.79%                 01/01/97
 Lifestyle Conservative 280            N/A                  N/A                5.07%                 01/01/97
 Merrill Lynch Special Value                                                                      [start date of
 Focus                                                                                               portfolio]
 Merrill Lynch Basic Value                                                                        [start date of
 Focus                                                                                               portfolio]
 Merrill Lynch Developing                                                                         [start date of
 Capital Markets                                                                                     portfolio]



*On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance presented for these sub-accounts is based upon the performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996. Performance for each of these sub-accounts is based on the historical expenses and performance of the predecessor Manulife Series Fund, Inc. portfolio, adjusted to reflect current contract charges, and, therefore, does not reflect for periods prior to December 31, 1996 the current Trust portfolio expenses that an investor would incur as a holder of units of the sub-account.



+ 10 year average annual return.



#See charts below for Ven 7 total return figures.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES#
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1997



 TRUST PORTFOLIO                      1 YEAR               5 YEAR        SINCE INCEPTION OR 10   INCEPTION DATE OF
                                                                          YEARS, WHICHEVER IS        PORTFOLIO
                                                                                SHORTER
 Pacific Rim Emerging                -35.04%                N/A                 -9.28%               10/04/94
 Markets*
 Science & Technology                  N/A                  N/A                  9.18%               01/01/97
 International Small Cap              -0.62%                N/A                  3.92%               03/04/96
 Emerging Growth                       N/A                  N/A                 16.59%               01/01/97
 Pilgrim Baxter Growth                 N/A                  N/A                 -1.38%               01/01/97
 Small/Mid Cap                        13.66%                N/A                 10.58%               03/04/96
 International Stock                   N/A                  N/A                  1.22%               01/01/97
 Worldwide Growth                      N/A                  N/A                 11.73%               01/01/97
 Global Equity                        19.12%               13.05%                8.23%               03/18/88
 Small Company Value                   N/A                  N/A                 -4.81%               01/01/97
 Equity                               17.59%               17.15%               13.54%+              06/18/85
 Growth                               23.61%                N/A                 23.23%               07/15/96
 Quantitative Equity*                 28.03%               14.92%               13.52%+              04/30/87
 Blue Chip Growth                     25.17%               11.54%               11.23%               12/11/92
 Real Estate Securities*              16.76%               15.34%               14.27%+              04/30/87
 Value                                 N/A                  N/A                 20.46%               01/01/97
 International Growth &               -1.47%                N/A                  4.94%               01/09/95
 Income
 Growth and Income                    30.99%               17.25%               15.62%               04/23/91
 Equity-Income                        27.90%                N/A                 15.87%               02/19/93
 Balanced                              N/A                  N/A                 16.88%               01/01/97
 Aggressive Asset Allocation          17.44%               11.03%                8.57%               08/03/89
 High Yield                            N/A                  N/A                 11.12%               01/01/97
 Moderate Asset Allocation            14.26%               9.20%                 7.56%               08/03/89
 Conservative Asset                    9.89%               7.04%                 6.26%               08/03/89
 Allocation
 Strategic Bond                        9.44%                N/A                  7.94%               02/19/93

 Global Government Bond               1.52%                8.43%                 7.36%                     03/18/88

 TRUST PORTFOLIO                      1 YEAR               5 YEAR        SINCE INCEPTION OR 10   INCEPTION DATE OF
                                                                          YEARS, WHICHEVER IS        PORTFOLIO
                                                                                SHORTER
 Capital Growth Bond*                 7.20%                5.70%                 7.02%+              06/26/84
 Investment Quality Bond              8.23%                5.64%                 5.47%+              06/18/85
 U.S. Government Securities           6.97%                5.14%                 5.87%               03/18/88
 Money Market                         3.69%                3.02%                 3.98%+              06/18/85
 Lifestyle Aggressive 1000             N/A                  N/A                 10.86%               01/01/97
 Lifestyle Growth 820                  N/A                  N/A                 13.35%               01/01/97
 Lifestyle Balanced 640                N/A                  N/A                 13.44%               01/01/97
 Lifestyle Moderate 460                N/A                  N/A                 12.86%               01/01/97
 Lifestyle Conservative 280            N/A                  N/A                 11.13%               01/01/97
 Merrill Lynch Special Value                                                                      [start date of
                                                                                                    portfolio]
 Merrill Lynch Basic Value                                                                        [start date of
 Focus                                                                                              portfolio]
 Merrill Lynch Developing                                                                         [start date of
 Capital Markets                                                                                    portfolio]



*On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance presented for these sub-accounts is based upon the performance of the respective predecessor Manulife Series Fund portfolio for periods prior to December 31, 1996. Performance for each of these sub-accounts is based on the historical expenses and performance of the predecessor Manulife Series Fund portfolio, adjusted to reflect current contract charges, and, therefore, does not reflect for periods prior to December 31, 1996 the current Trust portfolio expenses that an investor would incur as a holder of units of the sub-account.



+ 10 year average annual return.



#See charts below for Ven 7 total return figures.

             VEN 7 STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
                       CALCULATED AS OF DECEMBER 31, 1997



 TRUST PORTFOLIO                      1 YEAR               5 YEAR        SINCE INCEPTION OR 10    INCEPTION DATE*
                                                                          YEARS, WHICHEVER IS
                                                                                SHORTER
 Pacific Rim Emerging Markets          N/A                  N/A                  -37.94               01/01/97
 Science & Technology                  N/A                  N/A                    3.17%              01/01/97
 International Small Cap              -6.04%                N/A                    0.72%              03/04/96
 Emerging Growth                       N/A                  N/A                   10.53%              01/01/97
 Pilgrim Baxter Growth                 N/A                  N/A                   -6.76%              01/01/97
 Small/Mid Cap                         7.59%                N/A                    7.45%              03/04/96
 International Stock                   N/A                  N/A                   -4.31%              01/01/97
 Worldwide Growth                      N/A                  N/A                    5.66%              01/01/97
 Global Equity                        13.06%               12.63%                  8.18%              03/18/88
 Small Company Value                   N/A                  N/A                   -9.98%              10/01/97
 Equity                               11.53%               16.78%                 13.50%+             06/18/85
 Growth                               17.55%                N/A                   19.40%              07/15/96
 Quantitative Equity                   N/A                  N/A                   22.79%              01/01/97
 Blue Chip Growth                     19.11%               11.09%                 10.91%              12/11/92
 Real Estate Securities                N/A                  N/A                   13.53%              01/01/97
 Value                                 N/A                  N/A                   14.39%              01/01/97
 International Growth &               -6.84%                N/A                    3.33%              01/09/95
 Income
 Growth and Income                    24.92%               16.88%                 15.57%              04/23/91
 Equity-Income                        21.84%                N/A                   15.47%              02/19/93
 Balanced                              N/A                  N/A                   10.82%              01/01/97
 Aggressive Asset Allocation          11.38%               10.58%                  8.51%              08/03/89
 High Yield                            N/A                  N/A                    5.06%              01/01/97
 Moderate Asset Allocation             8.20%                8.71%                  7.51%              08/03/89
 Conservative Asset                    3.84%                6.52%                  6.21%              08/03/89
 Allocation
 Strategic Bond                        3.41%                N/A                    7.41%              02/19/93
 Global Government                    -4.03%                7.93%                  7.31%              03/18/88

 Bond
 Capital Growth Bond                   N/A                  N/A                    1.88%              01/01/97

 TRUST PORTFOLIO                      1 YEAR               5 YEAR        SINCE INCEPTION OR 10    INCEPTION DATE*
                                                                          YEARS, WHICHEVER IS
                                                                                SHORTER
 Investment Quality Bond              2.27%                5.10%                 5.42%+               06/18/85
 U.S. Government Securities           1.09%                4.58%                 5.82%                03/18/88
 Money Market                        -1.99%                2.42%                 3.93%+               06/18/85
 Lifestyle Aggressive 1000             N/A                  N/A                  4.80%                01/01/97
 Lifestyle Growth 820                  N/A                  N/A                  7.29%                01/01/97
 Lifestyle Balanced 640                N/A                  N/A                  7.38%                01/01/97
 Lifestyle Moderate 460                N/A                  N/A                  6.79%                01/01/97
 Lifestyle Conservative 280            N/A                  N/A                  5.07%                01/01/97
 Merrill Lynch Special Value                                                                          10/01/97
 Focus
 Merrill Lynch Basic Value                                                                            10/01/97
 Focus
 Merrill Lynch Developing                                                                             10/01/97
 Capital Markets



*INCEPTION DATE OF THE SUB-ACCOUNT OF THE VARIABLE ACCOUNT WHICH INVESTS IN THE PORTFOLIO.

+ 10 YEAR AVERAGE ANNUAL RETURN.

           VEN 7 NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1997



 TRUST PORTFOLIO                      1 YEAR               5 YEAR        SINCE INCEPTION OR 10   INCEPTION DATE OF
                                                                          YEARS, WHICHEVER IS        PORTFOLIO
                                                                                SHORTER
 Pacific Rim Emerging                -38.40%                N/A                 -10.33%              10/04/94
 Markets*
 Science & Technology                  N/A                  N/A                   3.17%              01/01/97
 International Small Cap              -6.04%                N/A                   0.72%              03/04/96
 Emerging Growth                       N/A                  N/A                  10.53%              01/01/97
 Pilgrim Baxter Growth                 N/A                  N/A                  -6.76%              01/01/97
 Small/Mid Cap                         7.59%                N/A                   7.45%              03/04/96
 International Stock                   N/A                  N/A                  -4.31%              01/01/97
 Worldwide Growth                      N/A                  N/A                   5.66%              01/01/97
 Global Equity                        13.06%              12.63%%                 8.18%              03/18/88
 Small Company Value                   N/A                  N/A                  -9.98%              10/01/97
 Equity                               11.53%               16.78%                13.50%+             06/18/85
 Growth                               17.55%                N/A                  19.40%              07/15/96
 Quantitative Equity*                 21.97%               14.52%                13.48%+             04/30/87
 Blue Chip Growth                     19.11%               11.09%                10.91%              12/11/92
 Real Estate Securities*              10.70%               14.95%                14.22%+             04/30/87
 Value                                 N/A                  N/A                  14.39%              01/01/97
 International Growth &               -6.84%                N/A                   3.33%              01/09/95
 Income
 Growth and Income                    24.92%               16.88%                15.57%              04/23/91
 Equity-Income                        21.84%                N/A                  15.47%              02/19/93
 Balanced                              N/A                  N/A                  10.82%              01/01/97
 Aggressive Asset Allocation          11.38%               10.58%                 8.51%              08/03/89
 High Yield                            N/A                  N/A                   5.06%              01/01/97
 Moderate Asset Allocation             8.20%                8.71%                 7.51%              08/03/89
 Conservative Asset                    3.84%                6.52%                 6.21%              08/03/89
 Allocation
 Strategic Bond                        3.41%                N/A                   7.41%              02/19/93

 Global Government Bond               -4.03%               7.93%                 7.31%                     03/18/88

 TRUST PORTFOLIO                      1 YEAR               5 YEAR        SINCE INCEPTION OR 10   INCEPTION DATE OF
                                                                          YEARS, WHICHEVER IS        PORTFOLIO
                                                                                SHORTER
 Capital Growth Bond*                  1.31%                5.15%               6.97%+               06/26/84
 Investment Quality Bond               2.27%                5.10%               5.42%+               06/18/85
 U.S. Government Securities            1.09%                4.58%               5.82%                03/18/88
 Money Market                         -1.99%                2.42%               3.93%+               06/18/85
 Lifestyle Aggressive 1000             N/A                  N/A                 4.80%                01/01/97
 Lifestyle Growth 820                  N/A                  N/A                 7.29%                01/01/97
 Lifestyle Balanced 640                N/A                  N/A                 7.38%                01/01/97
 Lifestyle Moderate 460                N/A                  N/A                 6.79%                01/01/97
 Lifestyle Conservative 280            N/A                  N/A                 5.07%                01/01/97
 Merrill Lynch Special Value                                                                      [start date of
 Focus                                                                                               portfolio]
 Merrill Lynch Basic Value                                                                        [start date of
 Focus                                                                                               portfolio]
 Merrill Lynch Developing                                                                         [start date of
 Capital Markets                                                                                     portfolio)]



*ON DECEMBER 31, 1996, MANULIFE SERIES FUND, INC. MERGED WITH THE TRUST. PERFORMANCE PRESENTED FOR THESE SUB-ACCOUNTS IS BASED UPON THE PERFORMANCE OF THE RESPECTIVE PREDECESSOR MANULIFE SERIES FUND, INC. PORTFOLIO FOR PERIODS PRIOR TO DECEMBER 31, 1996. PERFORMANCE FOR EACH OF THESE SUB-ACCOUNTS IS BASED ON THE HISTORICAL EXPENSES AND PERFORMANCE OF THE PREDECESSOR MANULIFE SERIES FUND, INC. PORTFOLIO, ADJUSTED TO REFLECT CURRENT CONTRACT CHARGES, AND, THEREFORE, DOES NOT REFLECT FOR PERIODS PRIOR TO DECEMBER 31, 1996 THE CURRENT TRUST PORTFOLIO EXPENSES THAT AN INVESTOR WOULD INCUR AS A HOLDER OF UNITS OF THE SUB-ACCOUNT.

+ 10 YEAR AVERAGE ANNUAL RETURN.

           VEN 7 NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1997



 TRUST PORTFOLIO                      1 YEAR               5 YEAR        SINCE INCEPTION OR 10   INCEPTION DATE OF
                                                                          YEARS, WHICHEVER IS        PORTFOLIO
                                                                                SHORTER
 Pacific Rim Emerging                -35.04%                N/A                  -9.28%              10/04/94
 Markets*
 Science & Technology                  N/A                  N/A                   9.18%              01/01/97
 International Small Cap              -0.62%                N/A                   3.92%              03/04/96
 Emerging Growth                       N/A                  N/A                  16.59%              01/01/97
 Pilgrim Baxter Growth                 N/A                  N/A                  -1.38%              01/01/97
 Small/Mid Cap                        13.66%                N/A                  10.58%              03/04/96
 International Stock                   N/A                  N/A                   1.22%              01/01/97
 Worldwide Growth                      N/A                  N/A                  11.73%              01/01/97
 Global Equity                        19.12%               13.05%                 8.23%              03/18/88
 Small Company Value                   N/A                  N/A                  -4.81%              10/01/97
 Equity                               17.59%               17.15%                13.54%+             06/18/85
 Growth                               23.61                 N/A                  23.23%              07/15/96
 Quantitative Equity*                 28.03%               14.92%                13.52%+             04/30/87
 Blue Chip Growth                     25.17%               11.54%                11.23%              12/11/92
 Real Estate Securities*              16.76%               15.34%                14.27%+             04/30/87
 Value                                 N/A                  N/A                  20.46%              01/01/97
 International Growth &               -1.47%                N/A                   4.94%              01/09/95
 Income
 Growth and Income                    30.99%               17.25%                15.62%              04/23/91
 Equity-Income                        27.90%                N/A                  15.87%              02/19/93
 Balanced                              N/A                  N/A                  16.88%              01/01/97
 Aggressive Asset Allocation          17.44%               11.03%                 8.57%              08/03/89
 High Yield                            N/A                  N/A                  11.12%              01/01/97
 Moderate Asset Allocation            14.26%               9.20%                  7.56%              08/03/89
 Conservative Asset                    9.89%               7.04%                  6.26%              08/03/89
 Allocation
 Strategic Bond                        9.44%                N/A                   7.94%              02/19/93

 Global Government Bond               1.52%                8.43%                 7.36%                     03/18/88

 TRUST PORTFOLIO                      1 YEAR               5 YEAR        SINCE INCEPTION OR 10   INCEPTION DATE OF
                                                                          YEARS, WHICHEVER IS        PORTFOLIO
                                                                                SHORTER
 Capital Growth Bond*                 7.20%                5.70%                  7.02%+             06/26/84
 Investment Quality Bond              8.23%                5.64%                  5.47%+             06/18/85
 U.S. Government Securities           6.97%                5.14%                  5.87%              03/18/88
 Money Market                         3.69%                3.02%                  3.98%+             06/18/85
 Lifestyle Aggressive 1000             N/A                  N/A                  10.86%              01/01/97
 Lifestyle Growth 820                  N/A                  N/A                  13.35%              01/01/97
 Lifestyle Balanced 640                N/A                  N/A                  13.44%              01/01/97
 Lifestyle Moderate 460                N/A                  N/A                  12.86%              01/01/97
 Lifestyle Conservative 280            N/A                  N/A                  11.13%              01/01/97
 Merrill Lynch Special Value                                                                      [start date of
                                                                                                     portfolio]
 Merrill Lynch Basic Value                                                                        [start date of
 Focus                                                                                               portfolio]
 Merrill Lynch Developing                                                                         [start date of
 Capital Markets                                                                                     portfolio]



*ON DECEMBER 31, 1996, MANULIFE SERIES FUND, INC. MERGED WITH THE TRUST. PERFORMANCE PRESENTED FOR THESE SUB-ACCOUNTS IS BASED UPON THE PERFORMANCE OF THE RESPECTIVE PREDECESSOR MANULIFE SERIES FUND, INC. PORTFOLIO FOR PERIODS PRIOR TO DECEMBER 31, 1996. PERFORMANCE FOR EACH OF THESE SUB-ACCOUNTS IS BASED ON THE HISTORICAL EXPENSES AND PERFORMANCE OF THE PREDECESSOR MANULIFE SERIES FUND, INC. PORTFOLIO, ADJUSTED TO REFLECT CURRENT CONTRACT CHARGES, AND, THEREFORE, DOES NOT REFLECT FOR PERIODS PRIOR TO DECEMBER 31, 1996 THE CURRENT TRUST PORTFOLIO EXPENSES THAT AN INVESTOR WOULD INCUR AS A HOLDER OF UNITS OF THE SUB-ACCOUNT.

+ 10 YEAR AVERAGE ANNUAL RETURN.


                                    * * * * *

         In addition to the non-standardized returns quoted above, each of the sub-accounts may from time to time quote aggregate non-standardized total returns calculated in the same manner as set forth above for other time periods. From time to time the Trust may include in its advertising and sales literature general discussions of economic theories, including but not limited to, discussions on how demographic and political trends can affect the financial markets. Further, the Trust may also include in its advertising and sales literature specific information on each of the Trust's subadvisers, including but not limited to, research capabilities of a subadviser, assets under management, information relating to other clients of a subadviser, and other generalized information.

                                    SERVICES

INDEPENDENT AUDITORS


         The financial statements of the Company and the Variable Account at December 31, 1997 and 1996 and for the years ended appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.



         The consolidated statements of income, changes in shareholder's equity and cash flows for the year ended December 31, 1994, appearing in this Statement of Additional Information have been included herein in reliance on the report of Coopers & Lybrand L.L.P., independent accountants, given on the authority of that firm as experts in accounting and auditing.


         The statement of operations and changes in net assets of the Variable Account for the year ended December 31, 1995, appearing in this Statement of Additional Information has been included herein in reliance on the report of Coopers & Lybrand L.L.P., independent accountants, given on the authority of that firm as experts in accounting and auditing.

         The financial statements of the Company which are included in the Statement of Additional Information should be considered only as bearing on the ability of the Company to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

SERVICING AGENT


         Computer Sciences Corporation Financial Services Group ("CSC FSG") provides to the Company a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including: daily updates on accumulation unit values, variable annuity participants and transactions, agent production and commissions; semimonthly commission statements; monthly summaries of agent production and daily transaction reports; semiannual statements for contract owners; and annual contract owner tax reports. CSC FSG receives approximately $7.80 per policy per year, plus certain other fees paid by the Company for the services provided.


PRINCIPAL UNDERWRITER


         Manufacturers Securities Services, LLC ("MSS"), a Delaware limited liability company controlled by the Company, serves as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amount of underwriting commissions paid to MSS in 1997, 1996 and 1995 were $_______, $83,031,288 and $68,782,161, respectively. MSS did not retain any of these amounts during such periods.


CANCELLATION OF CONTRACT

         The Company may, at its option, cancel a contract at the end of any two consecutive contract years in which no purchase payments by or on behalf of the contract owner have been made, if both (i) the total purchase payments made for the contract, less any withdrawals, are less than $2,000; and (ii) the contract value at the end of such two year period is less than $2,000. The Company, as a matter of administrative practice, will attempt to notify a contract owner prior to such cancellation in order to allow the contract owner to make the necessary purchase payment to keep the contract in force. The cancellation of contract provisions may vary in certain states in order to comply with the requirements of insurance laws and regulations in such states.

                                     PART C




                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

         (a)      Financial Statements


                  (1) Financial Statements of the Registrant, The Manufacturers Life Insurance Company of North America Separate Account A (formerly NASL Variable Account) (Part B of the registration statement) --To be filed by amendment.



                  (2) Financial Statements of the Depositor, The Manufacturers Life Insurance Company of North America (formerly North American Security Life Insurance Company) (Part B of the registration statement) -- To be filed by amendment.


         (b)      Exhibits


                  (1)      (i)      Resolution of the Board of Directors of
                                    North American Security Life Insurance
                                    Company establishing the NASL Variable
                                    Account -- Filed herewith.



                           (ii) Resolution of the Board of Directors of North American Security Life Insurance Company redesignating existing sub-accounts and dividing the NASL Variable Account to create additional sub-accounts, dated May 30, 1995 -- Previously filed as Exhibit
                                    (b)(1)(ii) to post-effective amendment no. 2 to Form N-4 filed March 1, 1996.



                           (iii) Resolution of the Board of Directors of North American Security Life Insurance Company redesignating existing sub-accounts and dividing the NASL Variable Account to create additional sub-accounts, dated September 30, 1996 -- Previously filed as Exhibit (b)(1)(iii) to post-effective amendment no. 3 to Form N-4 filed April 29, 1997.



                           (iv) Resolution of the Board of Directors of North American Security Life Insurance Company redesignating existing sub-accounts and dividing the NASL Variable Account to create additional sub-accounts, dated September 30, 1996 -- Previously filed as Exhibit (b)(1)(iv) to post-effective amendment no. 3 to Form N-4 filed April 29, 1997.



                           (v) Resolution of the Board of Directors of North American Security Life Insurance Company redesignating existing sub-accounts and dividing the NASL Variable Account to create four additional sub-accounts dated September 26, 1997 -- Filed herewith.


                  (2) Agreements for custody of securities and similar investments - Not Applicable.


                  (3)      (i)      Underwriting Agreement between North
                                    American Security Life Insurance Company
                                    (Depositor) and NASL Financial Services,
                                    Inc. (Underwriter) -- Filed herewith.



                           (ii) Promotional Agent Agreement between NASL Financial Services, Inc. (Underwriter), North American Security Life Insurance Company (Depositor), Wood Logan Associates, Inc. (Promotional Agent) and NAWL Holding Company, Inc. -- Previously filed as Exhibit
                                    (b)(3)(ii) to post-effective amendment no. 3 to Form N-4 filed April 29, 1997.



                           (iii) Amendment to Promotional Agent Agreement - Filed herewith.

                           (iv) Form of Selling Agreement between The Manufacturers Life Insurance Company of North America, Manufacturers Securities Services, LLC, Selling Broker-Dealer and General Agent-- Filed herewith.



                  (4)      (i)      (A)   Specimen Flexible Purchase Payment
                                          Individual Deferred Combination Fixed
                                          and Variable Annuity Contract, Non-
                                          Participating (v20/21) -- Filed
                                          herewith.



                                    (B)   Specimen Flexible Purchase Payment
                                          Individual Deferred Combination Fixed
                                          and Variable Annuity Contract,
                                          Non-Participating (v7) -- Filed
                                          herewith.



                           (ii)     (A)   (1)    Specimen Endorsements
                                                 to Contract (v20/21): (i)
                                                 Individual Retirement Annuity
                                                 Endorsement; (ii) ERISA Tax
                                                 Sheltered Annuity Endorsement;
                                                 (iii) Tax-sheltered Annuity
                                                 Endorsement; (iv) Qualified
                                                 Plan Endorsement Section 401
                                                 Plans -- Filed herewith.



                                          (2)    Specimen Endorsements to
                                                 Contract (v20/21): (i) ERISA
                                                 Tax Sheltered Annuity
                                                 Endorsement; (ii) Tax-sheltered
                                                 Annuity Endorsement; (iii)
                                                 Qualified Plan Endorsement
                                                 Section 401 Plans, (iv) Simple
                                                 Individual Retirement Annuity
                                                 Endorsement; (v) Fixed Account
                                                 Endorsement; (vi) Death Benefit
                                                 Endorsement -- Filed herewith.



                                    (B)   (1)    Specimen Death Benefit
                                                 Endorsement to Flexible
                                                 Purchase Payment Individual
                                                 Deferred Variable Annuity
                                                 Contract, Non-Participating
                                                 (v7) -- Filed herewith.



                                          (2)    Specimen Endorsements to
                                                 Contract (v7):  (i) Individual
                                                 Retirement Annuity Endorsement;
                                                 (ii) Retirement Equity Act
                                                 Endorsement; (iii)Tax-sheltered
                                                 Annuity Endorsement; (iv)
                                                 Qualified Plan Endorsement
                                                 Section 401 Plans -- Filed
                                                 herewith



                                    (C)   Specimen Death Benefit Endorsement to
                                          Venture 3 Contract, Non-Participating
                                          -- Filed herewith.



                                    (D)   Change of Name Endorsement --
                                          Incorporated by reference to Exhibit
                                          (4)(v) to post-effective amendment no
                                          1 to Form S-1, file number 333-6011,
                                          filed October 9, 1997.



                           (iii) Guaranteed Income Rider (v20/21) -- Filed herewith.



                  (5)      (A)      Specimen Application for Flexible Purchase
                                    Payment Individual Deferred Combination
                                    Fixed and Variable Annuity Contract,
                                    Non-Participating (v20/21) -- Filed
                                    herewith.



                           (B) Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating (v7) -- Filed herewith.



                  (6)      (i)      Certificate of Incorporation of North
                                    American Security Life Insurance Company
                                    --Incorporated by reference to Exhibit
                                    (3)(i) to Form 10Q of The Manufacturers Life
                                    Insurance Company of North America, filed
                                    November 14, 1997.

                           (ii) Certificate of Amendment of Certificate of Incorporation of the Company, Name Change July 1984 -- Incorporated by reference to Exhibit (3)(i)(a) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.



                           (iii) Certificate of Amendment of Certificate of Incorporation of the Company, Authorization of Capital December 1994 -- Incorporated by reference to Exhibit (3)(i)(b) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.



                           (iv) Certificate of Amendment of Certificate of Incorporation, Name change March 1997 --Incorporated by reference to Exhibit
                                    (3)(i)(a) to post effective amendment no. 1 to Form S-1 on behalf of The Manufacturers Life Insurance Company of North America, file number 333-6011, filed October 9, 1997.



                           (v) Certificate of Amendment of Certificate of Incorporation of the Company, Registered Agent July 1997 -- Incorporated by reference to Exhibit (3)(i)(c) to Form 10Q of The Manufacturers Life Insurance Company of North America filed November 14, 1997.



                           (vi)     Amended and Restated By-laws of The
                                    Manufacturers Life Insurance Company of
                                    North America -- Incorporated by reference to Exhibit (3)(ii) to Form 10Q of The Manufacturers Life Insurance Company of North America filed November 14, 1997.



                  (7)      (i)      Contract of reinsurance in connection
                                    with the variable annuity contracts being offered - Form of Reinsurance and Accounts
                                    Receivable Agreements between North American
                                    Security Life Insurance Company and ITT
                                    Lyndon Life, effective December 31, 1993 and amendments thereto effective January 1, 1994 and December 31, 1994 -- Filed herewith.



                           (ii)     (A)   Contract of reinsurance in
                                          connection with variable annuity
                                          contracts being offered - Reinsurance
                                          and Guaranteed Death Benefits
                                          Agreement between North American
                                          Security Life Insurance Company and
                                          Connecticut General Life Insurance
                                          Company, effective July 1, 1995
                                          (v20/21) -- Previously filed as
                                          Exhibit (b)(7)(ii) to post-effective
                                          amendment no. 2 to Form N-4, file
                                          number 33-76162
                                          filed March 1, 1996.



                                    (B)   Contract of reinsurance in connection
                                          with variable annuity contracts being
                                          offered - Variable Annuity Guaranteed
                                          Death Benefit Reinsurance Contract
                                          between North American Security Life
                                          Insurance Company and Connecticut
                                          General Life Insurance Company,
                                          effective July 1, 1995 (v7) --
                                          Previously filed as Exhibit (b)(7)(i)
                                          to post-effective amendment no. 9 to
                                          Form N-4, file number 33-28455
                                          filed March 1, 1996.



                                    (C)   Contract of reinsurance in connection
                                          with variable annuity contracts being
                                          offered - Variable Annuity Guaranteed
                                          Death Benefit Reinsurance Contract Ven
                                          3 between North American Security Life
                                          Insurance Company and Connecticut
                                          General Life Insurance Company,
                                          effective July 1, 1995 -- Previously
                                          filed as Exhibit (b)(7)(ii) to
                                          post-effective amendment no. 9 to Form
                                          N-4, file number 33-28455 filed March
                                          1, 1996.

                           (iii) Contract of reinsurance in connection with the variable annuity contracts being offered
                                    - Automatic Reinsurance Agreement between
                                    North American Security Life Insurance
                                    Company and Swiss Re America, effective
                                    August 1, 1995 -- Previously filed as
                                    Exhibit (b)(7)(iii) to post-effective
                                    amendment no. 2 to Form N-4, file number
                                    33-76162 filed March 1, 1996.



                           (iv) Contract of reinsurance in connection with the variable annuity contracts being offered
                                    - Reinsurance Agreement between North
                                    American Security Life Insurance Company and
                                    PaineWebber Life Insurance Company,
                                    effective December 31, 1994 -- Previously filed as Exhibit (b)(7)(iv) to post-effective amendment no. 2 to Form N-4, file number 33-76162 filed March 1, 1996.



                           (v) Contract of reinsurance in connection with the variable annuity contracts being offered
                                    - Form of Reinsurance Agreement between
                                    North American Security Life Insurance
                                    Company and Merrill Lynch Life Insurance
                                    Company effective January 1, 1997 -- Filed herewith.


                  (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:


                           (i) Form of Remote Service Agreement dated November 1, 1996 between North American Security Life Insurance Company and CSC Continuum Inc. -- Previously filed as Exhibit (b)(8)(i) to post-effective amendment no. 2 to Form N-4, file number 33-76162 filed April 29, 1997.



                  (9)      (A)      Opinion of Counsel and consent to its
                                    use as to the legality of the securities being registered (v20/21) (June 28, 1994) --
                                    Filed herewith.



                           (B) Opinion of Counsel and consent to its use as to the legality of the securities being registered (v7) (April 24, 1989) -- Filed herewith.



                  (10)     (i)      Written consent of Ernst & Young LLP,
                                    independent auditors -- To be filed by
                                    amendment.



                           (ii) Written consent of Coopers & Lybrand, L..L..P., independent accountants -- To be filed by amendment.


                  (11) All financial statements omitted from Item 23, Financial Statements - Not Applicable.


                  (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners -- Not Applicable.



                  (13)     (A)      Schedules of computations (v20/21) --
                                    Previously filed as Exhibit (b)(13) to
                                    post-effective amendment no. 2 to Form N-4, file number 33-76162 filed March 1, 1996.



                           (B) Schedules of computations (v7) -- Previously filed as Exhibit (b)(13) to post-effective amendment no. 9 to Form N-4, file number 33-28455 filed March 1, 1996.



                  (14)     Financial Data Schedule -- Not Applicable.



                  (15)     (i)      Power of Attorney - John D. Richardson
                                    (Chairman of the Board of Directors, North
                                    American Security Life Insurance Company) --
                                    Previously filed as Exhibit (15)(iii) to post-effective amendment no. 2 to Form N-4, file number 33-76162 filed April 29, 1997.



                           (ii) Power of Attorney - David W. Libbey, Principal Financial Officer, North American Security Life Insurance Company -- Incorporated by reference to Exhibit
                                    (24)(ii) to Form 10Q of The Manufacturers
                                    Life Insurance Company of North America
                                    filed November 14, 1997.



                           (iii)    Power of Attorney - Peter Hutchison
                                    (Director, The Manufacturers Life Insurance
                                    Company of North America) -- Filed herewith.


Item 25.          Directors and Officers of the Depositor.


OFFICERS AND DIRECTORS OF THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA



Name and Principal
Business Address                   Position with Manulife North America


John D. Richardson                 Director and Chairman of the Board of
200 Bloor Street East              Directors
North Tower, 11th Floor
Toronto, Ontario
Canada  M4W-1E5

Peter S. Hutchison                 Director
200 Bloor Street East
North Tower, 7th Floor
Toronto, Ontario
Canada  M4W-1E5

John D. DesPrez III                President & Director
73 Tremont Street
Boston, MA  02108

James Boyle                        Vice President, Administration and Chief
116 Huntington Avenue              Administrative Officer
Boston, MA 02116

John G. Vrysen                     Vice President & Chief Actuary
73 Tremont Street
Boston, MA  02108


Hugh McHaffie                      Vice President, U.S. Annuities and Product
73 Tremont Street                  Development
Boston, MA 02108



Richard C. Hirtle                  Vice President, Strategic Development and
116 Huntington Avenue              Accumulation Life Products
Boston, MA 02116

James D. Gallagher                 Vice President, Secretary and General Counsel
73 Tremont Street
Boston, MA  02108



Janet Sweeney                      Vice President, Corporate Services
73 Tremont Street
Boston, MA 02108



Robert Boyda                       Vice President, Investment Management
73 Tremont Street                  Services
Boston, MA   01208



Name and Principal
Business Address                   Position with Manulife North America



David W. Libbey                    Vice President, Treasurer & Chief
73 Tremont Street                  Financial Officer
Boston, MA 02108


Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.


THE MANUFACTURERS LIFE INSURANCE COMPANY
Manulife Corporate Organization as at December 31, 1997
The Manufacturers Life Insurance Company (Canada)



1.       Cantay Holdings Inc. - Ontario (100%)
2.       484551 Ontario Limited - Ontario (100%)
         a.       911164 Ontario Inc. - Ontario (100%)
3.       Churchill Lifestyles Corp. (100%)
4.       495603 Ontario Limited - Ontario (100%)
5.       1198183 Ontario Limited - Ontario (100%)
6.       1198184 Ontario Limited - Ontario (100%)
7.       1235434 Ontario Limited - Ontario (100%)
8.       576986 Ontario Inc. - Ontario (100%)
9.       Balmoral Developments Inc. - Ontario (100%)
10.      Manulife Bank of Canada - Canada (100%)
11.      Manulife Securities International Ltd. - Canada (100%)
12.      Family Realty First Corp. - Ontario (100%)
13.      NAL Resources Limited - Alberta (100%)
14.      Manulife International Capital Corporation Limited - Ontario (100%)
         a.       Regional Power Inc. - Ontario (100%)
                  i.     La Regionale Power (Port Cartier) Inc. - Ontario (100%)
                  ii.    La Regionale Power Angliers Inc. - Ontario (100%)
                  iii.   Addalam Power Corporation - Philippines (100%)
15.      Peel-de Maisonneuve Investments Ltd. - Canada (100%)
         a.       2932121 Canada Inc. - Canada (100%)
16.      FNA Financial Inc. - Canada (100%)
         a.       NAL Trustco Inc. - Ontario (100%)
         b.       First North American Insurance Company - Canada (100%)
         c.       Elliott & Page Limited - Ontario (100%)
         d.       Seamark Asset Management Ltd. - Canada (67.86%)
         e.       NAL Resources Management Limited - Canada (100%)


                  i.       NAL Energy Inc. - Alberta (100%)
17.      ManuCab Ltd. - Canada (100%)
         a.       Plazcab Service Limited - Newfoundland (100%)
18.      Manufacturers Life Capital Corporation Inc. - Canada (100%)
19.      The North American Group Inc. - Ontario (100%)
20.      994744 Ontario Inc. - Ontario (100%)
21.      1268337 Ontario Inc. - Ontario (100%)
22.      3426505 Canada Inc. - Canada (100%)
23.      The Manufacturers Investment Corporation - Michigan (100%)
         a.       Manulife Reinsurance Corporation (U.S.A.) - Michigan (100%)
                  i.       The Manufacturers Life Insurance Company (U.S.A.) -
                           Michigan (100%)
                           (1)      Dover Leasing Investments, LLC - Delaware
                                    (99%)
                           (2)      The Manufacturers Life Insurance Company of
                                    America - Michigan (100%)
                                    (a)     Manulife Holding Corporation -
                                            Delaware (100%)
                                            (i)      Manufacturers Adviser
                                                     Corporation - Colorado
                                                     (100%)
                                            (ii)     Succession Plainning
                                                     International, Inc. -
                                                     Wisconsin (100%)
                                            (iii)    ManEquity, Inc. - Colorado
                                                     (100%)
                                            (iv)     Manulife Property
                                                     Management of Washington,
                                                     D.C. Inc. - Washington,
                                                     D.C. (100%)
                                            (v)      ManuLife Service
                                                     Corporation - Colorado
                                                     (100%)
                                            (vi)     Manulife Leasing Company,
                                                     LLC - Delaware (80%)
                           (3)      Capitol Bankers Life Insurance Company -
                                    Michigan (100%)
                           (4)      Ennal, Inc. - Ohio (100%)
                           (5)      Manulife-Wood Logan Holding Co. Inc. -
                                    Delaware (62.5%)
                                    (a)     Wood Logan Associates, Inc. -
                                            Connecticut (100%)
                                            (i)      Wood Logan Distributors,
                                                     Inc. - Connecticut (100%)
                                    (b)     The Manufacturers Life Insurance
                                            Company of North America - Delaware
                                            (100%)
                                            (i)      Manufacturers Securities
                                                     Services, LLC -
                                                     Massachusetts (100%)
                                            (ii)     The Manufacturers Life
                                                     Insurance Company of New
                                                     York - New York (100%)
                  ii.      Manulife Reinsurance Limited - Bermuda (100%)
                           (1)      MRL Holding, LLC - Delaware (99%)
                                    (a)     Manulife-Wood Logan Holding Co. Inc.
                                            - Delaware (22.5%)
                  iii.     MRL Holding, LLC - Delaware (1%)
24.      Manulife International Investment Management Limited - U.K. (100%)
         a.       Manulife International Fund Management Limited - U.K. (100%)
25.      WT(SW) Properties Ltd. - U.K. (100%)
26.      Manulife Europe Ruckversicherungs-Aktiengesellschaft - Germany (100%)
27.      Manulife International Holdings Limited - Bermuda (100%)
         a.       Manulife (International) Limited - Bermuda (100%)
                  i.       Zhong Hong Life Insurance Co., Ltd. - China (51%)
                  ii.      The Manufacturers (Pacific Asia) Insurance Company
                           Limited - H.K. (100%)
                  iii.     Newtime Consultants Limited - H.K. (100%)
28.      Manulife (International) Reinsurance Limited - Bermuda (100%)
         a.       Manulife (International) P & C Limited - Bermuda (100%)
         b.       Manufacturers P & C Limited - Barbados (100%)
         c.       Manufacturers Life Reinsurance Limited - Barbados (100%)
29.      Chinfon-Manulife Insurance Company Limited - Bermuda (100%)
30.      Manulife (Malaysia) SDN. BHD. - Malaysia (100%)

31.      Manulife (Thailand) Ltd. - Thailand (100%)
32.      Young Poong Manulife Insurance Company - Korea (100%)
33.      Manulife Data Services Inc. - Barbados (100%)
         a.       Manulife Funds Direct (Barbados) Limited - Barbados (100%)
                  i.       Manulife Funds Direct (Hong Kong) Limited - H.K.
                           (100%)
34.      OUB Manulife Pte. Ltd. - Singapore (100%)
35.      Manulife Holdings (Hong Kong) Limited - H.K. (100%)
36.      ManuLife Financial Systems (Hong Kong) Limited - H.K. (100%)
37.      P.T. Asuransi Jiwa Dhamala ManuLife - Indonesia (51%)
         a.       P.T. AMP Panin Life - Indonesia (100%)


Item 27.  Number of Contract Owners.


As of December 31, 1997, the follow table lists the number of qualified and non-qualified contracts of the series offered hereby outstanding.



                   Contract               Qualified            Non-Qualified
                   --------               ---------            -------------
                     Ven 1                   18                     15

                     Ven 3                  3,360                  4,980

                     Ven 7                 32,342                 41,193

                   Ven 20/21               22,689                 27,506


Item 28.  Indemnification.

Article 9 of the Articles of Incorporation of the Company provides as follows:

NINTH: A director of this corporation shall not be liable to the corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except to the extent such exemption from liability or limitation thereof is not permitted under the General Corporation Law of the State of Delaware as the same exists or may hereafter be amended. Any repeal or modification of the foregoing sentence shall not adversely affect any right or protection of a director of the corporation existing hereunder with respect to any act or omission occurring prior to such repeal or modification.


Article XIV of the By-laws of the Company provides as follows:

         Each Director or officer, whether or not then in office, shall be indemnified by the Company against all costs and expenses reasonably incurred by or imposed upon him or her, including legal fees, in connection with or resulting from any claim, action, suit or proceeding, whether civil, criminal or administrative, in which he or she may become involved as a party or otherwise, by reason of his or her being or having been a Director or officer of the Company.

         (1) Indemnity will not be granted to any Director or officer with respect to any claim, action, suit or proceeding which shall be brought against such Director or officer by or in the right of the Company, and

         (2) Indemnification for amounts paid and expenses incurred in settling such action, claim, suit or proceeding, will not be granted, until it shall be determined by a disinterested majority of the Board of Directors or by a majority of any disinterested committee or group of persons to whom the question may be referred by the Board, that said

Director or officer did indeed act in good faith and in a manner he or she reasonably believed to be in, or not adverse, to the best interests of the corporation, and, with respect to any criminal action or proceeding, had reasonably cause to believe that his or her conduct was legal, and that the payment of such costs, expenses, penalties or fines is in the interest of the Company, and not contrary to public policy or other provisions of law.

         The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendre or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in, or not adverse, to the best interests of the corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful. Indemnification shall be made by the corporation upon determination by a disinterested majority of the Board of Directors or of a majority of any disinterested committee or group or persons to whom the question may be referred to by said Board, that the person did indeed act in good faith and in a manner he or she reasonably believed to be in, or not adverse, to the best interests of the corporation, and, with respect to any criminal action or proceeding, had reasonably cause to believe that his or her conduct was legal.

         The foregoing right to indemnity shall not be exclusive of any other rights to which such Director or officer may be entitled as a matter of law.

         The foregoing right to indemnity shall also extend to the estate of any deceased Director or officer with respect to any such claim, action, suit or proceeding in which such Director or officer or his or her estate may become involved by reason of his or her having been a Director or officer of the Company, and subject to the same conditions outlined above.


Section IX, paragraph D of the Promotional Agent Agreement among the Company (referred to therein as "Security Life"), NASL Financial and Wood/Logan (referred to therein as "Promotional Agent") provides as follows:

a. NASL Financial and Security Life agree to indemnify and hold harmless Promotional Agent, its officers, directors and employees against any and all losses, claims, damages or liabilities to which they may become subject under the Securities Act of 1933 ("1933 Act"), the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in any registration statement for the Contracts filed pursuant to the 1933 Act or any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by NASL Financial or Security Life pursuant to
         Section VI, paragraph B of this Agreement.

b. Promotional Agent agrees to indemnify and hold harmless NASL Financial and Security Life, their officers, directors and employees against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (i) any oral or written misrepresentation by Promotional Agent or its officers, directors, employees or agents unless such misrepresentation is contained in any registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by NASL Financial pursuant to Section VI, paragraph B of this Agreement or, (ii) the failure of Promotional Agent or its officers, directors, employees or agents to comply with any applicable provisions of this Agreement.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.


a.       Name of Investment Company                  Capacity in which acting

         Manufacturers Investment Trust              Investment Adviser

         The Manufacturers Life Insurance            Principal Underwriter
         Company of North America Separate
         Account A

         The Manufacturers Life Insurance            Principal Underwriter
         Company of North America Separate
         Account B

         The Manufacturers Life Insurance            Principal Underwriter
         Company of New York Separate
         Account A



b. The Manufacturers Life Insurance Company of North America is the managing member of Manufacturers Securities Services, LLC and has sole power to act on behalf of Manufacturers Securities Services, LLC. The officers and directors of The Manufacturers Life Insurance Company of North America are set forth under Item 25.



c.       None


Item 30. Location of Accounts and Records.

All books and records are maintained at 116 Huntington Avenue, Boston, MA 02116 and at 73 Tremont Street, Boston, MA 02108.

Item 31. Management Services.

None.

Item 32. Undertakings.

Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940


The Manufacturers Life Insurance Company of North America (the "Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Manufacturers Life Insurance Company of North America Separate Account A, has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Boston, and Commonwealth of Massachusetts on this 24th day of February, 1998.


                                     THE MANUFACTURERS LIFE INSURANCE COMPANY OF
                                     NORTH AMERICA SEPARATE ACCOUNT A
                                                  (Registrant)


                                     By:   THE MANUFACTURERS LIFE INSURANCE
                                           COMPANY OF NORTH AMERICA
                                                  (Depositor)


                                     By:   /s/ JOHN D. DESPREZ III
                                           ------------------------------------
                                           John D. DesPrez III, President


Attest:

/s/ JAMES D. GALLAGHER
----------------------------------
James D. Gallagher, Secretary


         Pursuant to the requirements of the Securities Act of 1933, the Depositor has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned on the 24th day of February, 1998 in the City of Boston, and Commonwealth of Massachusetts.

                                     THE MANUFACTURERS LIFE INSURANCE COMPANY OF
                                     NORTH AMERICA
                                                   (Depositor)


                                     By:  /s/ JOHN D. DESPREZ III
                                          -------------------------------------
                                          John D. DesPrez III, President

Attest:


/s/ JAMES D. GALLAGHER
---------------------------------
James D. Gallagher, Secretary

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities with the Depositor and on the dates indicated.

         SIGNATURE                                   TITLE                              DATE


/s/ JOHN D. DESPREZ III                     Director and President              February 24, 1998
---------------------------------           (Principal Executive                ---------------------
John D. DesPrez III                         Officer)                                   (Date)





*                                           Director                            February 24, 1998
---------------------------------                                               ---------------------
Peter S. Hutchison                                                                     (Date)





*                                           Director and Chairman               February 24, 1998
---------------------------------           of the Board                        ---------------------
John D. Richardson                                                                     (Date)





/s/ DAVID W. LIBBEY                         Vice President and                  February 24, 1998
---------------------------------           Treasurer (Principal                ---------------------
David W. Libbey                                     Financial and Accounting           (Date)
                                                    Officer)




*By:     /s/ JAMES D. GALLAGHER                                                 February 24, 1998
          ---------------------                                                 ---------------------
         James D. Gallagher                                                            (Date)
         Attorney-in-Fact
         Pursuant to Powers
         of Attorney

                                  EXHIBIT INDEX

Exhibit No.       Description

(b)(1)(i) Resolution of the Board of Directors of North American Security Life Insurance Company establishing the NASL Variable Account

(b)(1)(v) Resolution of the Board of Directors of North American Security Life Insurance Company redesignating existing sub-accounts and dividing the NASL Variable Account to create four additional sub-accounts dated September 26, 1997

(b)(3)(i) Underwriting Agreement between North American Security Life Insurance Company (Depositor) and NASL Financial Services, Inc. (Underwriter)

(b)(3)(iii)       Amendment to Promotional Agent Agreement

(b)(3)(iv) Form of Selling Agreement between The Manufacturers Life Insurance Company of North America, Manufacturers Securities Services, LLC, Selling Broker-Dealer and General Agent

(b)(4)(i)(A)      Specimen Flexible Purchase Payment Individual Deferred
                  Combination Fixed and Variable Annuity Contract,
                  Non-Participating (v20/21)

(b)(4)(i)(B)      Specimen Flexible Purchase Payment Individual Deferred
                  Combination Fixed and Variable Annuity Contract,
                  Non-Participating (v7)

(b)(4)(ii)(A)(1)  Specimen Endorsements to Contract (v20/21): (i) Individual
                  Retirement Annuity Endorsement; (ii) ERISA Tax Sheltered Annuity Endorsement; (iii) Tax-sheltered Annuity Endorsement;
                  (iv) Qualified Plan Endorsement Section 401 Plans

(b)(4)(ii)(A)(2)  Specimen Endorsements to Contract (v20/21): (i) ERISA Tax
                  Sheltered Annuity Endorsement; (ii) Tax-sheltered Annuity Endorsement; (iii) Qualified Plan Endorsement Section 401 Plans, (iv) Simple Individual Retirement Annuity Endorsement;
                  (v) Fixed Account Endorsement; (vi) Death Benefit Endorsement

(b)(4)(ii)(B)(1)  Specimen Death Benefit Endorsement to Flexible Purchase
                  Payment Individual Deferred Variable Annuity Contract, Non-Participating (v7)

(b)(4)(ii)(B)(2)  Specimen Endorsements to Contract (v7): (i) Individual
                  Retirement Annuity Endorsement; (ii) Retirement Equity Act Endorsement; (iii) Tax-sheltered Annuity Endorsement; (iv) Qualified Plan Endorsement Section 401 Plans

(b)(4)(ii)(C)     Specimen Death Benefit Endorsement to Venture 3 Contract,
                  Non-Participating

(b)(4)(iii)       Guaranteeed Income Rider

(b)(5)(A) Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating (v20/21)

(b)(5)(B) Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating (v7)

(b)(7)(i) Contract of reinsurance in connection with the variable annuity contracts being offered - Form of Reinsurance and Accounts Receivable Agreements between North American Security Life Insurance Company and ITT Lyndon Life, effective December 31, 1993, and amendments thereto effective January 1, 1994 and December 31, 1994

(b)(7)(v) Contract of reinsurance in connection with the variable annuity contracts being offered - Form of Reinsurance Agreement between North American Security Life Insurance Company and Merrill Lynch Life Insurance Company effective January 1, 1997

(b)(9)(A) Opinion of Counsel and consent to its use as to the legality of the securities being registered (v20/21) (June 28, 1994)

(b)(9)(B) Opinion of Counsel and consent to its use as to the legality of the securities being registered (v7) (April 24, 1989)

(b)(15)(iii)      Power of Attorney - Peter Hutchison (Director, The
                  Manufacturers Life Insurance Company of North America)